(ICON)

Prudential
Europe
Index Fund

ANNUAL
REPORT
Sept. 30, 1998

Prudential Europe Index Fund
A Series of the Prudential Index Series Fund

Performance At A Glance.
A superheated market early in 1998 provided the European markets with a good annual return for the year ended September 30, 1998, despite a 31% summer correction. The drop in exports to Asia slowed European economic growth, and investors reacted strongly to emerging market problems, including a Russian debt default and currency devaluation. The MSCI Europe Index bottomed on
October 5, buoyed by an interest rate cut and by signs that governments worldwide might take action against the threats to growth.

Cumulative Total Returns1           As of 9/30/98

                                         Since
                                       Inception2
Class Z                               7.17% (5.06)
Lipper European Region Fund Avg.3         3.37%
MSCI Europe Index4                        8.66%

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper
Analytical
Services. Since Class Z shares have been in existence less than a year, no average annual total returns are presented. Without waiver of management fees and/or expense subsidization, the Fund's cumulative total returns would have been lower, as indicated in parentheses ( ).

2 Inception date: Class Z, 10/1/97. The Lipper reporting period begins 9/30/97.

3 The Lipper Since Inception return is for all funds in the European Region
Fund category.

4 The Morgan Stanley Capital International (MSCI) Europe Index is an unmanaged, weighted index comprised of approximately 620 companies representing about 15 developed European countries. The Fund is neither sponsored by nor affiliated with Morgan Stanley & Co. Incorporated. The benchmark return shown does not reflect foreign dividend withholding taxes. Investors cannot invest directly in an index.

How Investments Compared.
    (As of 9/30/98)
       (CHART)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide
12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

(PHOTO)
Portfolio
Manager's Report
The Prudential Europe Index Fund seeks to provide investment results that correspond to the price and yield of a broad-based index of stocks of European issuers. Currently, we use the Morgan Stanley Capital International (MSCI)
Europe Index. The MSCI Europe Index consists of stocks in 15 countries. The
U.K. represented 31% of the MSCI Index on September 30 and France and Germany together made up 28%. The difference between the Fund's return and that of the
Index is primarily fees, management expenses, and foreign dividend withholding taxes. There can be no assurance that the Fund will achieve its investment objective.

Index Funds.
What is the purpose of an index fund? An index fund is designed to minimize the risks of a portfolio manager's strategic decisions. It aims to duplicate the performance of an entire class of investments -- in this case, European stocks.
Because the Fund tries to mirror an index, it has low portfolio turnover and expenses, providing an efficient way to share in the average long-term prosperity of Europe-based companies.

                   -- John Moschberger,
                         Fund Manager

Market Review.
-------------------------------------------------
Continental Europe is following the same path America broke early in this decade: productivity improvements leading to economic growth. Greater flexibility in workplace regulation and the introduction of temporary workers are reducing unemployment in countries where it had been a problem for a generation. Consumer purchases and the capital investment associated with corporate restructuring are driving economic growth. A downturn in exports to
Asia and emerging markets (including Russia) is expected to slow this growth.
However, low commodity costs and falling prices on imported manufactured goods have held down inflation. Aggregate economic growth is estimated at more than
2.5% for 1998. Interest rates are low and will be held down by fear of deflation and bank defaults.

The good economic news boded well for corporate earnings prospects, but didn't quite justify the levels European stock prices reached in their 45% climb from our reporting period's low to its peak in July. The subsequent correction brought prices back into touch with earnings prospects, while still leaving room for a good return for the 12 months. Although the MSCI Europe Index is still 10% above its 10-year average ratio of stock prices to company earnings
(P/E), interest rates are low and investor interest high. Cash is still flowing into European mutual funds, although the pace of investment has slowed.

Our discussion below of the best and worst performers for the 12-month period obscures the dramatic defensive turn taken by the European markets this summer as Russia's financial turmoil heightened. As in the United
States, stock prices
plunged and investors focused strongly on the stocks of companies not exposed to emerging markets or an economic slowdown. For example, financial service companies that had performed very well early in our reporting period were harshly punished afterward. Defensive utility stocks moved up sharply.
Volkswagen, a firm with cyclical economic and international exposure, more than doubled in value early in our reporting period, then peaked on July 9, and fell 44% -- almost back to its start. (Investors based in U.S. dollars saw an even larger decline.) The volatility may persist if global economic conditions remain unstable.

Best Performers.
Of the markets with above-20% annual returns (in U.S.
dollars), only Italy was
large enough to constitute more than five percent of the MSCI Index. Italy's economy nudged into positive growth in the second quarter, and inventories fell to 6.5% (compared with a 10% long-term average). Olivetti returned 355% to U.S.
investors, while banks continued to benefit from low interest rates, which pushed investors away from fixed-rate deposits toward bank-managed mutual funds. The two highest annual returns in the Europe Index were those of
Belgium (up 41%) -- supported by two stocks that moved up sharply in the summer defensiveness, Tractebel (energy, up 100%) and Electrabel (electric and gas utility, up 87%) -- and Finland (up 31%), supported by Nokia's 67% return.

Three large Continental economies provided the next highest stock returns,
Germany (up 16%),

Spain (up 15%), and France (up 15%). The leading German stocks were spread among many industries. They included an industrial company (Mannesmann, up
93%), a retailer (Douglas, up 69%), an insurance company
(Aachener &
Muenchener, up 68%), and a software and consulting firm
(SAP, up 63%).
Although the stocks of many blue-chip firms also fell over the year -- including Deutsche Bank, Siemens, Thyssen, and Volkswagen -- the strength of the German market was broad. Economic growth for 1998 is estimated at 2.5% or more, but a high level of both exports and bank loans to Eastern Europe is likely to slow the pace of growth in 1999.

The Spanish market was led by El Aguila (up 91%), a beer company with relatively small market capitalization, followed by Union Electrica Fenosa, an electric utility (up 70%). Utilities generally had strong results, while banks with exposure to Latin America fell. The French market was led by Cap Gemini
(software and consulting, up 111%). Two industrials also were among the leaders: Bouygues (up 93%) and Vivendi (up 74%). Seita, the tobacco firm that makes Gauloises and Gitanes, had the third strongest performance of the year
(up 85%). Two smaller countries on the European periphery had average returns just below the larger markets: Portugal (up 14%) and Ireland (up 11%).

The Slower Markets.
Switzerland (up 8%) and the United Kingdom (up 3.4%) were the sluggish giants, together comprising more than 40% of the Index. In both countries, fear of emerging market exposures hurt banking stocks: Credit Suisse (down 20%), UBS
(down 17%), Johnson Mathey (down 50%), Barclays (down 43%), and HSBC (down
47%). Industrials in these countries also had a bad year:
ABB was down 35%,
British Steel down 33%, and Pilkington down 61%. The Swiss market was led by
Jelmoli Holdings (a retailer, up 48%), while the British market was led by two telecommunications-related companies, Vodafone (up 116%) and British Telecom
(up 104%), and by Railtrack Group (up 99%). Strong sterling hurt exports from the U.K.

Austria, the Netherlands, and the Scandinavian countries were the worst performing markets, with Norway's 40% drop at the bottom.
Norway's economy is
largely oil-centered.

Looking Forward.
The shrinking exports to emerging markets, particularly to Russia and Eastern
Europe, are likely to slow Europe's growth. However, the discipline required by European currency union process has strengthened its ability to act forcefully to prevent a deflationary contagion. For example, late in October, the Bank of Italy reduced its discount rate by a full percentage point.
Consumer confidence remains high, at least in some countries. There are difficult problems to face in the year ahead, but also strong positive trends, and the threats are unlikely to catch leaders by surprise.

          How The MSCI Europe Index Performed.
                      (CHART)

The performance cited does not represent the performance of the Prudential
Europe Index Fund. Investors cannot invest directly in an index.

Source: Lipper Analytical Services, Inc.

      Portfolio Composition.
Countries expressed as a percentage
   of net assets as of 9/30/98.

United Kingdom  30.4%
Germany         14.7%
France          12.5%
Switzerland     10.1%
Netherlands      7.5%
Italy            6.3%
Spain            4.3%
Sweden           3.8%
Belgium          2.6%
Finland          1.5%
Denmark          1.3%
Portugal         0.9%
Ireland          0.6%
Norway           0.6%
Austria          0.5%
Source: Prudential

President's Letter
November 9, 1998
------------------------------------------------------------
-------------------
(PHOTO)
                         Guarding Against Uncertainty.
Dear Shareholder:
As we enter the final months of the year, the news from the financial markets is decidedly mixed. After setting record highs earlier, stocks, as measured by the Dow Jones Industrial Average, experienced a series of steep sell-offs in late summer. The market rebounded in early fall, helped by two interest rate cuts by the Federal Reserve.

During this uncertainty there was also good news to report.
Bonds appreciated
as investors fled troubled Asian and other emerging markets for the safe haven of U.S. debt securities -- especially Treasuries. The U.S.
economy remains
strong, with steady growth and low inflation.

Guarding against uncertainty in the current market environment can be challenging. That's why it is important to manage your expectations and diversify your portfolio.

Keep A Good Perspective.
Experienced mutual fund investors understand that financial markets will always rise and fall -- that's what markets do. Although past performance may not be indicative of future results, stocks and bonds have, over time, consistently produced attractive returns that have kept ahead of inflation. In fact, investors who remained focused on the long term and did not sell during the recent market volatility were rewarded. Stock prices, as measured by the
Standard & Poor's 500 Index, have rebounded nearly 25% since their August
Lows -- setting a new record high on November 23, 1998.

Diversify. Diversify. Diversify.
Because asset classes seldom move in lockstep, owning a mix of stock, bond, and money market mutual funds can help lessen the effects of a market downturn over time. In fact, a well-diversified portfolio may retain or perhaps even gain in value during times of uncertainty.

We're Here To Help.
How diversified is your portfolio? Your Prudential professional will be glad to review your current allocations. He or she will recommend adjustments based upon your goals, market conditions, risk tolerance, and potential investment opportunities.

Thank you for your confidence in Prudential mutual funds.
We'll continue to do
our part in keeping you informed.

Sincerely,

Brian M. Storms
President
                                          2

Portfolio of Investments as of        PRUDENTIAL INDEX
SERIES FUND
September 30, 1998                    PRUDENTIAL EUROPE
INDEX FUND
------------------------------------------------------------
------
------------------------------------------------------------
------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--97.6%
COMMON STOCKS--96.9%
------------------------------------------------------------
Austria--0.5%
     100    Austrian Airlines                       $
3,104
     482    Bank Austria AG
20,658
      50    Boehler-Uddeholm AG
2,169
      25    EA-Generali AG
4,784
      80    Flughafen Wien AG
3,262
     150    Oesterreichische
               Electrizitaetswirtschafts AG,
               Ser. A
23,834
     130    OMV AG
11,642
      65    Va Technologie AG
5,892
      35    Wienerberger Baustoffindustrie AG
6,756
                                                    --------
----

82,101
------------------------------------------------------------
Belgium--2.6%
      20    D'Ieteren SA
8,988
      44    Barco Industries N.V.
10,333
       6    Bekaert N.V.
3,227
      68    Cimenteries CBR Cementbedrijven
5,235
      12    Colruyt N.V.
9,559
      30    Compaignie Maritime Belge SA
1,757
     197    Delhaize-Le Lion SA
14,879
     229    Electrabel SA
90,299
     330    Fortis AG NPV
81,328
     147    Fortis AG Strip VVPR
9
     147    Fortis AG CVG
1,240
      20    Glaverbel SA
2,407
      86    Groupe Bruxelles Lambert SA
14,313
   1,172    KBC Bankverzekerin
75,777
      40    KBC Bankverzekerin
2
     100    PetroFina SA
36,677
     340    Solvay SA
22,673
     320    Tractebel
51,957
       6    Ucb SA
30,635
      78    Union Miniere SA
3,040
                                                    --------
----

464,335
Denmark--1.3%
      30    Bang & Olufsen Holding A/S              $
2,030
     129    Carlsberg A/S, Ser. A
7,503
      94    Carlsberg A/S, Ser. B
5,769
       5    D/S 1912, Ser. B
32,651
       4    D/S Svendborg, Ser. B
37,136
     235    Danisco A/S
15,901
     206    Den Danske Bank Group
23,339
     170    FLS Industries A/S, Ser. B
3,585
      60    International Service Systems A/S
3,163
     300    Novo Nordisk A/S, Ser. B
36,113
     521    Tele Danmark A/S
51,731
     212    Unidanmark A/S
15,345
                                                    --------
----

234,266
------------------------------------------------------------
Finland--1.5%
     180    Cultor Oyj, Ser. 1
1,804
      40    Instrumentarium Group, Ser. A
1,667
     500    Kemira Oyj
3,292
     350    Kesko Oyj
4,608
      50    Kone Corp., Ser. B
5,011
   3,200    Merita plc, Ser. A
16,350
     150    Metra Oyj, Ser. B
2,918
   1,840    Nokia Oyj, Ser. A
147,891
     700    Nokia Oyj, Ser. K
55,506
     500    Outokumpu Oyj, Ser. A
4,147
      80    Pohjola Insurance Group, Ser. A
3,144
     200    Sampo Insurance Co. Ltd., Ser. A
5,699
   1,050    UPM-Kymmene Oyj
23,936
                                                    --------
----

275,973
------------------------------------------------------------
France--12.5%
     140    Accor SA
29,350
     660    Alcatel Alsthom SA
58,643
   1,410    Axa-UAP
129,055
     670    Banqe Paribas
36,101

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of        PRUDENTIAL INDEX
SERIES FUND
September 30, 1998                    PRUDENTIAL EUROPE
INDEX FUND
------------------------------------------------------------
------
------------------------------------------------------------
------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
France (cont'd.)
     913    Banque Nationale de Paris               $
48,869
     100    Bouygues SA
18,109
     130    Canal Plus
31,568
     270    Cap Gemini SA
41,332
     155    Carrefour SA
98,202
      50    Club Mediterranee SA
3,720
     400    Compagnie de Saint Gobain
53,026
      50    Compagnie Francaise d'Etudes et de
               Construction Technip
4,121
     660    Compagnie General des Eaux
131,416
      20    Compagnie Generale de Geophysique SA
1,178
     550    Compagnie Generale des Etablissements
               Michelin, Ser. B
21,589
      22    Comptoirs Modernes
13,738
     300    Danone
78,843
     350    Dassault Systemes SA
13,239
   1,110    Elf Aquitaine SA
136,849
     100    Eridania Beghin-Say SA
18,680
      30    Essilor International SA
11,026
     280    Etablissements Economiques du
               Casino Guichard-Perrachon SA
28,226
   3,290    France Telecom SA
194,589
      50    Groupe GTM
4,460
      50    Imetal SA
4,639
     396    L'Air Liquide
62,740
     275    L'OREAL
127,815
     400    Lafarge SA
35,398
     450    Lagardere S.C.A.
12,838
     110    Legrand SA
27,967
     360    Louis Vuitton Moet Hennessy
49,136
      30    Pathe SA
5,620
     230    Pechiney
7,953
     200    Pernod Ricard
14,720
     475    Pinault-Printemps-Redoute SA
68,647
      50    Primagaz Cie
4,255
      80    Promodes
48,730
     200    PSA Peugeot Citroen
34,114
   1,490    Rhone-Poulenc SA, Ser. A
62,473
      10    Sagem SA
6,316
     450    Sanofi SA
66,158
     610    Schneider SA
31,780
      50    SEB SA                                  $
3,886
     100    SEITA
5,781
     100    Sidel SA
6,851
      50    Simco SA
3,898
     200    Societe Bic SA
11,137
      10    Societe Eurafrance SA
4,874
     400    Societe Generale
44,248
     120    Sodexho Alliance
20,875
     600    Suez Lyonnaise des Eaux
102,127
     610    Thomson CSF
18,611
     990    Total SA, Ser. B
124,704
      20    Unibail SA
2,801
     950    Usinor SA
10,560
     303    Valeo SA
21,624
                                                    --------
----

2,259,205
------------------------------------------------------------
Germany--14.0%
     160    Adidas-Salomon AG
18,332
     150    AGIV AG
3,500
     975    Allianz AG
302,180
     150    AMB Aachener & Muenchener
               Beteiligungs AG
23,065
     100    Axa Colonia Konzern AG
11,129
   2,500    BASF AG
94,684
   2,950    Bayer AG
111,374
   1,620    Bayerische Vereinsbank AG
119,221
     300    Beiersdorf AG, Ser. A
16,693
     100    Bilfinger & Berger Bau AG
1,926
      10    Buderus AG
4,365
     500    Continental AG
11,936
   2,300    Daimler-Benz AG
192,383
     350    Degussa AG
14,973
   2,130    Deutsche Bank AG
109,982
   1,410    Deutsche Lufthansa AG
27,848
   8,730    Deutsche Telekom
271,090
      60    Douglas Holding AG
3,454
       6    Douglas Holding AG NPV
348
   1,990    Dresdner Bank AG
74,058
     200    Fag Kugelfischer Georg Schaefer AG
2,010
     200    Heidelberger Zement AG
13,223

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of        PRUDENTIAL INDEX
SERIES FUND
September 30, 1998                    PRUDENTIAL EUROPE
INDEX FUND
------------------------------------------------------------
------
------------------------------------------------------------
------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Germany (cont'd.)
     250    Hochtief AG                             $
7,180
      30    Karstadt AG
14,683
      50    Linde AG
29,168
      50    MAN AG
16,095
   1,530    Mannesmann AG
140,060
     650    Merck KGaA
26,251
     950    Metro AG
66,105
     320    Muenchener Rueckversicherungs-
               Gesellschaft AG
141,107
      12    Muenchener Ruckversicherungs-
               Gesellschaft AG (Registered)
5,277
      60    Preussag AG
20,732
   1,840    RWE AG
85,375
     240    SAP AG
101,666
     270    Schering AG
27,907
      50    SGL Carbon AG
3,425
   2,290    Siemens AG
126,464
     150    Thyssen AG
25,569
   1,990    VEBA AG
103,587
     105    Viag AG
72,121
   1,220    Volkswagen AG
87,958
                                                    --------
----

2,528,504
------------------------------------------------------------
Ireland--0.6%
     500    Ryanair Holdings plc
3,288
   4,000    Allied Irish Banks plc
58,584
   1,350    CRH plc
17,049
     200    DCC plc
1,151
   1,000    Fyffes plc
1,719
     600    Greencore Group plc
2,197
   1,000    Independent Newspapers plc
3,587
   1,250    Irish Life plc
9,247
     300    Irish Permanent plc
3,654
   3,900    Jefferson Smurfit Group plc
5,829
     600    Kerry Group plc, Ser. A
6,994
     800    Tullow Oil plc
956
                                                    --------
----

114,255
Italy--6.3%
   4,044    Assicurazioni Generali                  $
131,419
   7,000    Banca Commerciale Italiana
42,044
   7,400    Banca Intesa SpA
31,124
   2,000    Banca Intesa SpA (Nonconvertible)
4,115
   1,000    Banca Popolare di Milano
7,201
   6,000    Benetton Group SpA
9,041
   1,000    Bulgari SpA
4,720
     500    Burgo (Cartiere) SpA
2,802
  11,500    Credito Italiano
47,880
   2,500    Edison SpA
19,002
  31,900    ENI SpA
195,363
     500    Falck Acciaierie & Ferriere Lombarde
3,645
  16,100    Fiat SpA
41,116
   3,500    Fiat SpA (Nonconvertible)
5,708
   3,100    Istituto Bancario San Paolo diTorino
38,927
   2,500    Istituto Mobilare Italiano SpA
32,981
  15,000    Istituto Nazionale delle
               Assicurazioni (INA)
38,125
     500    Italcementi SpA
3,752
   3,000    Italgas (Soc Ital) SpA
12,872
     500    La Rinascente SpA
4,381
   2,800    Magneti Marelli
3,889
     140    Marzotto(Gaetano) & Figlia SpA
1,360
   4,500    Mediaset SpA
30,160
   2,400    Mediobanca SpA
22,076
     500    Mondadori (Arnoldo) Editore SpA
5,807
  19,000    Montedison SpA
18,144
  10,500    Olivetti Group SpA
22,144
   5,500    Parmalat Finanziaria SpA
8,105
   7,700    Pirelli SpA
20,410
   1,500    Riunione Adriatica di Sicurta SpA
15,790
     500    Riunione Adriatica di Sicurta SpA
               (Nonconvertible)
3,934
   1,000    Sirti SpA
4,841
   2,000    Snia BPD SpA
2,548
     500    Societa Assicuratrice
               Industriale(SAI)
4,841
   6,000    Telecom Italia Mobile SpA (di Risp)
19,280
  27,000    Telecom Italia Mobile SpA
157,185
   3,500    Telecom Italia SpA (di Risp)
16,722
  15,000    Telecom Italia SpA
103,256
                                                    --------
----

1,136,710

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of        PRUDENTIAL INDEX
SERIES FUND
September 30, 1998                    PRUDENTIAL EUROPE
INDEX FUND
------------------------------------------------------------
------
------------------------------------------------------------
------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Netherlands--7.5%
   5,525    ABN AMRO Holding N.V.                   $
94,082
   1,130    Akzo Nobel N.V.
40,163
     101    ASR Verzekerings Groep N.V.
7,581
   2,632    Elsevier N.V.
39,095
     312    Getronics N.V.
14,151
   1,206    Heineken N.V.
58,218
     100    Hollandsche Beton Groep N.V.
1,226
      93    IHC Caland N.V.
4,342
   3,741    ING Groep N.V.
168,487
     269    KLM Royal Dutch Airlines N.V.
6,778
   2,286    Koninklijke Ahold N.V.
68,274
     121    Koninklijke Hoogovens N.V.
3,389
   1,874    Koninklijke KPN BT
57,858
     107    Koninklijke Pakhoed Holdings N.V.
2,412
     308    Oce N.V.
10,375
   8,650    Royal Dutch Petroleum Co.
429,041
   1,483    Royal Philips Electronics N.V.
79,851
     100    Stork N.V.
2,302
   1,819    TNT Post Group N.V.
46,318
   2,570    Unilever N.V.
161,692
     254    Wolters Kluwer N.V.
48,736
                                                    --------
----

1,344,371
------------------------------------------------------------
Norway--0.6%
     200    Aker RGI ASA
2,513
     200    Bergesen dy ASA, Ser. A
2,837
     100    Bergesen dy ASA, Ser. B
1,324
   2,300    Christiania Bank Og Kreditkasse
7,209
   2,600    Den Norske Bank ASA
8,149
     100    Dyno Industrier ASA
1,419
     200    Elkem ASA
2,216
     150    Kvaerner ASA, Ser. A
1,905
     120    Leif Hoegh & Co. ASA
1,540
     350    Merkantildata ASA
2,672
     700    NCL Holdings ASA
1,560
   1,150    Norsk Hydro ASA
41,871
     100    Norske Skogindustrier ASA, Ser. A
2,513
     600    Orkla ASA, Ser. A
8,106
     160    Orkla ASA, Ser. B
1,902
     200    Petroleum Geo Services
3,269
     140    Sas Norge ASA
1,419
     200    Schibsted ASA                           $
2,486
      80    Smedvig ASA
735
   1,100    Storebrand ASA, Ser. A
7,579
     100    Tomra Systems ASA
2,121
                                                    --------
----

105,345
------------------------------------------------------------
Portugal--0.9%
     878    Banco Comercial Portugues SA
23,687
     520    Banco Espirito Santo e Comercial de
               Lisboa
14,244
     300    BPI-SGPS SA
8,265
     220    Brisa-Auto Estradas de Portugal SA
10,016
     350    Cimpor-Cimentos de Portugal, SGPS SA
9,750
      50    Companhia de Seguros Tranquilidade
1,451
   2,400    EDP-Electricadade de Portugal SA
55,165
     300    Jeronimo Martins, SGPS SA
10,152
     350    Portucel Industrial-Empresa Produtora
               de Celulose SA
2,030
     750    Portugal Telecom SA
27,268
     170    Sonae Investimentos-Sociedade
               Gestorade Participacoes Sociais SA
4,956
     100    Unicer-Uniao Cervejeira
2,192
                                                    --------
----

169,176
------------------------------------------------------------
Spain--4.3%
     200    Acerinox SA
3,843
     119    Acs Actividades Co
3,376
     967    Autopistas del Sol SA
14,771
     218    Azucarera Ebro Agricolas
5,187
   8,340    Banco Bilbao Vizcaya SA
89,232
   4,713    Banco Central Hispanoamericano
43,625
   4,686    Banco Santander SA
72,402
      54    Coporacion Financiera Alba SA
6,507
   2,028    Corporacion Bancaria de Espana
40,327
     216    Corporacion Mapfre
4,295
     200    Dragados & Construcciones SA
5,315
   4,300    Endesa SA
96,857
     220    Fomento de Construcion Y Contra
10,267
     632    Gas Natural SDG SA
44,042

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of        PRUDENTIAL INDEX
SERIES FUND
September 30, 1998                    PRUDENTIAL EUROPE
INDEX FUND
------------------------------------------------------------
------
------------------------------------------------------------
------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Spain (cont'd.)
   3,611    Iberdrola SA                            $
60,241
     210    Metrovacesa SA
5,432
   1,330    Repsol SA
56,172
     164    Sociedade General de Aguas de
               Barcelona SA
7,988
     740    Tabacalera SA, Ser. A
16,486
   4,200    Telefonica de Espana SA
153,141
     709    Telepizza
4,741
   1,073    Union Electrica Fenosa SA
16,050
     300    Vallehermoso SA
3,347
      50    Viscofan Industria Navarra Envolturas
               Celulosicas SA
1,299
     169    Zardoya Otis SA
4,651
                                                    --------
----

769,594
------------------------------------------------------------
Sweden--3.8%
   2,800    ABB AB, Ser. A
25,375
   1,100    ABB AB, Ser. B
9,898
     500    AGA AB, Ser. A
6,510
     400    AGA AB, Ser. B
4,952
      50    Asticus AB
498
   5,400    Astra AB, Ser. A
92,360
   1,200    Astra AB, Ser. B
19,759
     500    Atlas Copco AB, Ser. A
10,530
     200    Atlas Copco AB, Ser. B
4,212
     100    Diligentia AB
849
     500    Drott AB
4,084
   1,500    Electrolux AB, Ser. B
19,720
   1,400    Forenings Sparbanken AB, Ser. A
32,165
     800    Hennes & Mauritz AB, Ser. B
58,204
     400    NetCom Systems AB
13,428
     400    OM Gruppen AB
6,893
     800    Sandvik AB, Ser. A
16,695
     200    Sandvik AB, Ser. B
4,187
     300    Securitas AB, Ser. B
15,393
   2,000    Skandia Forsakring AB
26,039
   2,200    Skandinaviska Enskilda Banken, Ser. A
19,235
     500    Skanska AB, Ser. B                      $
16,497
     100    SKF AB, Ser. A
1,264
     200    SKF AB, Ser. B
2,476
   1,000    Stora Kopparbergs Bergslags
               Aktiebolag, Ser. A
9,509
     100    Stora Kopparbergs Bergslags
               Aktiebolag,
               Ser. B
951
     800    Svenska Cellulosa AB, Ser. B
15,827
     800    Svenska Handelsbanken, Ser. A
30,021
      50    Svenska Handelsbanken, Ser. B
1,720
     300    Svenskt Stal AB, Ser. A
3,159
   1,300    Swedish Match AB
4,049
   7,900    Telefonaktiebolaget LM Ericsson
149,237
     400    Trelleborg AB, Ser. B
3,370
     600    Volvo AB, Ser. A
14,245
   1,300    Volvo AB, Ser. B
31,859
     300    Wm-Data AB, Ser. B
10,033
                                                    --------
----

685,203
------------------------------------------------------------
Switzerland--10.1%
      30    ABB AG
30,448
      15    ABB AG (Registered)
3,099
      70    Adecco SA
25,941
      25    Alusuisse-Lonza Holding AG
               (Registered)
23,821
   1,035    Credit Suisse Group
114,393
       5    Danzas Holding AG
1,252
       7    Fischer (Georg) AG
1,937
      10    Forbo Holding AG
3,901
      20    Holderbank Financiere Glarus AG
20,516
      35    Holderbank Financiere Glarus AG
               (Registered)
7,711
       2    Jelmoli Holding AG
2,326
       1    Kuoni Reisen AG
3,034
      10    Merkur Holding AG
2,257
     156    Nestle SA
310,352
     251    Novartis AG
402,344
      25    Novartis AG (Registered)
40,110
       7    Roche Holdings AG
120,854
      28    Roche Holdings AG (Registered)
301,377
      50    Sairgroup
10,276

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

Portfolio of Investments as of        PRUDENTIAL INDEX
SERIES FUND
September 30, 1998                    PRUDENTIAL EUROPE
INDEX FUND
------------------------------------------------------------
------
------------------------------------------------------------
------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Switzerland (cont'd.)
       1    Schindler Holding AG                    $
1,138
       1    Schindler Holding AG (Registered)
1,234
      56    Schweizerische
               Rueckversicherungs-Gesellschaft
111,044
       3    SGS Societe Generale de Surveillance
               Holding SA
2,169
      10    SGS Societe Generale de Surveillance
               Holding SA (Registered)
1,914
       7    Sika Finanz AG
1,972
      10    SMH AG
6,003
      50    SMH AG (Registered)
7,404
      10    Sulzer AG
4,948
     841    UBS-Union Bank of Switzerland
164,031
     180    Zurich Versicherungs-Gesellschaft
89,330
                                                    --------
----

1,817,136
------------------------------------------------------------
United Kingdom--30.4%
   5,650    Abbey National plc
97,360
   6,150    Allied Zurich
62,917
     840    Anglian Water plc
13,533
   3,050    Arjo Wiggins Appleton plc
5,222
   3,450    Associated British Foods plc
35,148
   4,400    BAA plc
44,827
   6,150    Barclays plc
100,437
     750    Barratt Development plc
2,434
   3,457    Bass plc
41,418
   1,450    BBA Group plc
7,417
  15,629    BG plc
108,630
   1,450    BICC plc
1,454
   2,800    Blue Circle Industries plc
13,085
   2,100    BOC Group plc
26,052
   4,100    Boots Co. plc
70,581
     550    Bowthorpe plc
3,094
   1,900    BPB plc
7,620
   7,500    British Aerospace plc
45,501
   4,350    British Airways plc
26,613
   6,150    British America Tobacco plc
45,986
   1,900    British Land Co. plc
18,792
  23,200    British Petroleum Co. plc
354,835
   7,050    British Sky Broadcasting plc
60,024
   7,800    British Steel plc
14,084
  25,700    British Telecom plc                     $
346,339
  13,406    BTR plc
24,206
   1,400    Bunzl plc
5,020
     750    Burmah Castrol plc
10,655
   9,300    Cable & Wireless plc
88,663
   4,100    Cadbury Schweppes plc
53,093
   1,800    Caradon plc
3,793
   2,100    Carlton Communications plc
13,989
  16,800    Centrica plc
32,476
   1,750    Coats Viyella plc
1,033
     300    Cobham plc
3,174
   5,100    Commercial Union plc
78,999
   2,500    Compass Group plc
23,494
     850    De La Rue plc
2,253
  14,405    Diageo plc
137,087
   1,400    Electrocomponents plc
7,810
   1,170    Elementis plc
1,591
   3,050    EMI Group plc
18,802
     850    English China Clay plc
2,102
   1,800    FKI plc
3,487
  11,400    General Electric Co. plc
83,305
   2,900    GKN plc
29,520
  14,200    Glaxo Wellcome plc
419,164
   3,600    Granada Group plc
45,272
   1,000    Great Portland Estates plc
3,416
   4,200    Great Universal Stores plc
47,821
   3,047    Guardian Royal Exchange plc
13,230
  10,100    Halifax plc
130,446
     900    Hammerson plc
6,164
   2,000    Hanson plc
12,678
     400    Hepworth plc
965
   3,400    HSBC Holdings plc (GBP)
63,673
   7,100    HSBC Holdings plc (HKD)
127,052
     300    Hyder plc
4,749
   1,050    IMI plc
4,479
   3,000    Imperial Chemical Industries plc
23,630
     750    Johnson Matthey plc
3,878
   7,850    J. Sainsbury plc
75,173
   5,650    Kingfisher plc
52,425
   4,450    Ladbroke Group plc
16,561
     400    Laird Group plc
1,060
   2,000    Land Securities plc
30,997
   3,350    LASMO plc
9,906

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     8

Portfolio of Investments as of        PRUDENTIAL INDEX
SERIES FUND
September 30, 1998                    PRUDENTIAL EUROPE
INDEX FUND
------------------------------------------------------------
------
------------------------------------------------------------
------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
United Kingdom (cont'd.)
   5,200    Legal & General Group plc               $
58,323
     200    Lex Service plc
1,169
  21,450    Lloyds TSB Group plc
240,220
     663    Lonrho plc
3,459
   5,500    Lucas Varity plc
16,918
  11,500    Marks & Spencer plc
88,335
   1,156    MEPC plc
9,214
     250    Meyer International plc
1,115
   2,000    Misys plc
18,184
   6,052    National Grid Co. plc
45,047
   4,900    National Power plc
43,217
   1,400    Next plc
9,992
     400    Ocean Group plc
3,657
   2,500    P & O Finance plc
23,792
   2,500    Pearson plc
46,521
   3,850    Pilkington plc
3,729
     916    Provident Financial plc
12,142
   7,700    Prudential Corp. plc
112,534
   1,000    Racal Electronic plc
5,778
   2,150    Railtrack Group plc
61,967
   3,000    Rank Group plc
11,726
   4,600    Reed International plc
38,773
  11,400    Rentokil Initial plc
70,276
   6,066    Reuters Group plc
50,924
   1,900    Rexam plc
5,877
   4,400    Rio Tinto Finance plc
52,454
   1,000    RMC Group plc
10,876
   5,600    Rolls-Royce plc
19,319
   6,550    Royal & Sun Alliance Insurance Group
               plc
56,768
   3,450    Royal Bank Scotland Group plc
39,282
   1,750    Rugby Group plc
2,335
   4,100    Safeway plc
19,213
   1,125    Schroders plc
18,449
   2,450    Scottish & Newcastle plc
29,977
   4,750    ScottishPower plc
46,011
     455    Sears plc
1,198
   1,000    Sedgwick Group plc
3,365
   8,600    Siebe plc
27,768
   1,350    Slough Estates plc
6,814
  22,150    Smithkline Beecham plc
243,542
   1,150    Smiths Industries plc
13,035
   1,600    Southern Electric plc                   $
17,878
   1,300    St. James's Place Capital plc
5,081
     800    Stagecoach Holdings plc
15,471
   3,350    Tarmac plc
4,725
   1,600    Tate & Lyle plc
8,782
   1,250    Taylor Woodrow plc
3,887
  26,100    Tesco plc
74,072
   1,191    Thames Water plc
23,721
     600    Thorn plc
2,541
   1,850    TI Group plc
11,192
     950    Unigate plc
7,233
  13,150    Unilever plc
112,518
   1,155    United Biscuits Holding plc
4,024
   2,000    United Utilities plc
32,323
     766    Vickers plc
1,901
  12,250    Vodafone Group plc
142,185
   2,492    Williams plc
14,589
     750    Willis Corroon Group plc
2,555
   2,150    Wolseley plc
10,961
   3,850    Zeneca Group plc
136,088
                                                    --------
----

5,475,716
            Total common stocks
               (cost US$16,903,691)
17,461,890
                                                    --------
----
------------------------------------------------------------
PREFERRED STOCKS--0.7%
------------------------------------------------------------
Germany--0.7%
      10    Dyckerhoff AG, DM 20
3,201
      10    Friedrich Grohe AG, DM 30
2,764
      15    MAN AG, DM 16
3,060
     510    RWE AG, DM 2.29
16,020
     170    Sap AG, DM 4.07
80,659
     400    Volkswagen AG, DM 11.63
18,189
                                                    --------
----

123,893
------------------------------------------------------------
Italy
   4,500    Fiat SpA, L 90.91(a)
7,026
                                                    --------
----
            Total preferred stocks
               (cost US$107,099)
130,919
                                                    --------
----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     9

Portfolio of Investments as of        PRUDENTIAL INDEX
SERIES FUND
 September 30, 1998                   PRUDENTIAL EUROPE
INDEX FUND
------------------------------------------------------------
------
------------------------------------------------------------
------

Warrants/
Rights/Units    Description                         Value
(Note 1)
------------------------------------------------------------
WARRANTS(a)
------------------------------------------------------------
France
      20    Axa-UAP, expiring 12/31/98              $
393
------------------------------------------------------------
Germany
      12    Munchener
               Ruckversicherungs-Gesellschaft
               AG, expiring 12/31/98
474
------------------------------------------------------------
Italy
     400    Mediobanca SpA, expiring 12/31/99
1,072
                                                    --------
----
            Total warrants (cost US$0)
1,939
                                                    --------
----
------------------------------------------------------------
RIGHTS(a)
------------------------------------------------------------
Netherlands
   1,624    Koninklijke KNP BT, expiring 10/12/98
6,332
------------------------------------------------------------
Spain
      50    Viscofan Envoltura, expiring 10/14/98
64
                                                    --------
----
            Total rights
               (cost US$8,852)
6,396
                                                    --------
----
------------------------------------------------------------
COMMON STOCK UNITS(a)
------------------------------------------------------------
Ireland
   2,600    Waterford Wedgewood plc
               (cost US$3,396)
2,409
                                                    --------
----
            Total long term investments
               (cost US$17,023,038)
17,603,553
                                                    --------
----
SHORT-TERM INVESTMENTS--1.3%
------------------------------------------------------------
U.S. Government Securities--0.1%
            U.S. Treasury Bills
 $10,000       4.20%, 12/17/98(b)                   $
9,912
  10,000    4.64%, 12/17/98(b)
10,013
                                                    --------
----
            (cost US$19,811)
19,925
                                                    --------
----
------------------------------------------------------------
REPURCHASE AGREEMENTS--1.2%
 206,000    Joint Repurchase Agreement Account
               5.52%, 10/1/98
               (cost US$206,000; Note 5)
206,000
                                                    --------
----
------------------------------------------------------------
Total Investments--98.9%
            (cost US$17,248,849; Note 4)
17,829,478
            Other assets in excess of
               liabilities--1.1%
196,832
                                                    --------
----
            Net Assets--100%                        $
18,026,310
                                                    --------
----
                                                    --------
----

---------------
(a) Non-income producing security.
(b) Pledged as collateral for financial futures contracts.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 1998 was as follows:

Finance...............................................
23.1%
Utilities.............................................
14.1
Health Technology.....................................
11.2
Consumer Nondurables..................................
7.9
Energy Minerals.......................................
7.6
Process Industries....................................
6.2
Retail Trade..........................................
5.5
Producer Manufacturing................................
4.6
Electronic Technology.................................
3.8
Consumer Durables.....................................
3.0
Commercial Services...................................
2.2
Consumer Services.....................................
2.0
Industrial Services...................................
1.9
Transportation........................................
1.6
Nonenergy Minerals....................................
1.5
Technology Services...................................
1.5
Short-Term Investments................................
1.2
                                                        ----
-

98.9%
Other assets in excess of liabilities.................
1.1
                                                        ----
-

100.0%
                                                        ----
-
                                                        ----
-

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     10

Statement of Assets and Liabilities      PRUDENTIAL INDEX
SERIES FUND
                                         PRUDENTIAL EUROPE
INDEX FUND
------------------------------------------------------------
--------------------

Assets
September 30, 1998
Investments, at value (cost
$17,248,849)................................................
 ...............         $ 17,829,478
Foreign currency, at value (cost
$116,003)...................................................
 ..........              117,346
Due from
Manager.....................................................
 ..................................              187,073
Dividends and interest
receivable..................................................
 ....................               92,370
Receivable for investments
sold........................................................
 ................                1,543
Receivable for Fund shares
sold........................................................
 ................                1,133
Other
assets......................................................
 .....................................                  284

------------------
   Total
assets......................................................
 ..................................           18,229,227

------------------
Liabilities
Accrued expenses and other
liabilities.................................................
 ................               99,815
Payable for Fund shares
reacquired..................................................
 ...................               55,738
Payable for investments
purchased...................................................
 ...................               34,282
Due to broker - variation
margin......................................................
 .................                6,808
Foreign withholding taxes
payable.....................................................
 .................                6,274

------------------
   Total
liabilities.................................................
 ..................................              202,917

------------------
Net
Assets......................................................
 .......................................         $ 18,026,310

------------------

------------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 ......         $      1,695
   Paid-in capital in excess of
par.........................................................
 ...........           17,212,907

------------------

17,214,602
   Undistributed net investment
income......................................................
 ...........              213,033
   Accumulated net realized gains on investments and foreign
currencies................................
24,945
   Net unrealized appreciation on investments and foreign
currencies...................................
573,730

------------------
Net assets, September 30,
1998........................................................
 .................         $ 18,026,310

------------------

------------------
Net asset value per share
   ($18,026,310 / 1,694,799 shares of beneficial interest
issued and outstanding)......................         $
10.64

------------------

------------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     11

PRUDENTIAL INDEX SERIES FUND
PRUDENTIAL EUROPE INDEX FUND
Statement of Operations
------------------------------------------------------------

                                              October 1,
1997(a)
                                                    Through
Net Investment Income                         September 30,
1998
Income
   Dividends (net of foreign withholding
      taxes
      of $55,782).........................        $
380,469
   Interest...............................
14,880
                                                  ----------
-
      Total Income........................
395,349
                                                  ----------
-
Expenses
   Management fee.........................
70,719
   Custodian's fees and expenses..........
253,500
   Registration fees......................
58,000
   Reports to shareholders................
35,000
   Legal fees and expenses................
22,000
   Audit fees and expenses................
18,000
   Trustee's fees.........................
7,000
   Transfer agent's fees and expenses.....
1,000
   Miscellaneous..........................
587
                                                  ----------
-
      Total expenses......................
465,806
   Less: Expense subsidy..................
(358,832)
                                                  ----------
-
      Net expenses........................
106,974
                                                  ----------
-
Net investment income.....................
288,375
                                                  ----------
-
Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency Transactions
Net realized gain (loss) on:
   Investment transactions................
73,748
   Financial futures transactions.........
(30,593)
   Foreign currency transactions..........
(5,161)
                                                  ----------
-

37,994
                                                  ----------
-
Net change in unrealized appreciation
   (depreciation) on:
   Investments............................
580,515
   Financial futures......................
(12,352)
   Foreign currencies.....................
5,567
                                                  ----------
-

573,730
                                                  ----------
-
Net gain on investments and foreign
   currencies.............................
611,724
                                                  ----------
-
Net Increase in Net Assets
Resulting from Operations.................        $
900,099
                                                  ----------
-
                                                  ----------
-

---------------
(a) Commencement of investment operations.

PRUDENTIAL INDEX SERIES FUND
PRUDENTIAL EUROPE INDEX FUND
Statement of Changes in Net Assets
------------------------------------------------------------

                                              October 1,
1997(a)
Increase (Decrease)                                 Through
in Net Assets                                 September 30,
1998
Operations
   Net investment income...................       $
288,375
   Net realized gain on investments and
      foreign currency transactions........
37,994
   Net change in unrealized appreciation of
      investments and foreign currencies...
573,730
                                             ---------------
------
   Net increase in net assets resulting
      from operations......................
900,099
                                             ---------------
------
Dividends and distributions (Note 1):
   Dividends from net investment income....
(108,089)
                                             ---------------
------
Fund share transactions (Note 6):
   Net proceeds from shares sold...........
18,141,700
   Net asset value of shares issued in
      reinvestment of dividends............
108,032
   Cost of shares reacquired...............
(1,015,432)
                                             ---------------
------
   Net increase in net assets from Fund
      share transactions...................
17,234,300
                                             ---------------
------
Total increase.............................
18,026,310
Net Assets
Beginning of period........................                -
-
                                             ---------------
------
End of period(b)...........................
$18,026,310
                                             ---------------
------
                                             ---------------
------

---------------
(a) Commencement of investment operations.
(b) Includes undistributed net investment income of
$175,125.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     12

                                                  PRUDENTIAL
INDEX SERIES FUND
Notes to Financial Statements                     PRUDENTIAL
EUROPE INDEX FUND
------------------------------------------------------------
--------------------
Prudential Index Series Fund, (the 'Company'), is registered under the
Investment Company Act of 1940 as an open-end diversified
management investment
company. The Company was established as a Delaware business
trust on May 11,
1992 and currently consists of five separate Funds.
Prudential Europe Index Fund
(the 'Fund') commenced investment operations on October 1,
1997 when 1,500,000
shares of beneficial interest of the Fund were sold for
$15,000,000 to The
Prudential Insurance Company of America ('The Prudential'). The Fund's investment objective is to seek to provide investment results that correspond to the price and yield performance of a broad-
based index of
securities of European issuers, currently the Morgan Stanley
Capital
International Europe Index.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Company and the Fund in the preparation of its financial
statements.
Securities Valuation: Securities for which the primary
market is on an exchange,
are valued at the last sale price on such exchange on the
day of valuation or,
if there were no sales on such day, at the mean between the
last bid and asked
prices on such day or at the bid price in the absence of an
asked price.
Securities that are actively traded in the over-the-counter
market, including
listed securities for which the primary market is believed
to be
over-the-counter, are valued by an independent pricing agent or a principal
market maker. Securities for which reliable market
quotations are not available
or for which the pricing agent or principal market maker
does not provide a
valuation or methodology or provides a valuation or
methodology that, in the
judgment of the subadviser, does not represent fair value,
are valued at fair
value as determined by procedures established by the
Company's Trustees.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost.
In connection with transactions in repurchase agreements
with U.S. financial
institutions, it is the Company's policy that its custodian
or designated
subcustodians, under triparty repurchase agreements, as the
case may be, takes
possession of the underlying collateral securities, the
value of which exceeds
the principal amount of the repurchase transaction including accrued interest.
To the extent that any repurchase transaction exceeds one
business day, the
value of the collateral is marked-to-market on a daily basis to ensure the
adequacy of the collateral. If the seller defaults and the
value of the
collateral declines or if bankruptcy proceedings are
commenced with respect to
the seller of the security, realization of the collateral by the Fund may be
delayed or limited.
Foreign Currency Translation: The books and records of the
Fund are maintained
in U.S. dollars. Foreign currency amounts are translated
into U.S. dollars on
the following basis:
(i) market value of investment securities, other assets and
liabilities--at the
closing rates of exchange;
(ii) purchases and sales of investment securities, income
and expenses--at the
rate of exchange prevailing on the respective dates of such
transactions.
Although the net assets of the Fund are presented at the
foreign exchange rates
and market values at the close of the fiscal period, the
Fund does not isolate
that portion of the results of operations arising as a
result of changes in the
foreign exchange rates from the fluctuations arising from
changes in the market
prices of securities held at the end of the fiscal period.
Similarly, the Fund
does not isolate the effect of changes in foreign exchange
rates from the
fluctuations arising from changes in the market prices of
long-term securities
sold during the fiscal period. Accordingly, realized foreign currency gains
(losses) are included in the reported net realized gains on
investment
transactions.
Net realized losses on foreign currency transactions
represent net foreign
exchange gains or losses from forward currency contracts,
disposition of foreign
currencies, currency gains or losses realized between the
trade and settlement
dates on security transactions, and the difference between
the amounts of
interest, dividends and foreign taxes recorded on the Fund's books and the U.S.
dollar equivalent amounts actually received or paid. Net
currency gains and
losses from valuing foreign currency denominated assets and
liabilities at
fiscal period end exchange rates are reflected as a
component of unrealized
appreciation on investments and foreign currencies.
Foreign security and currency transactions may involve
certain considerations
and risks not typically associated with those of domestic
origin as a result of,
among other factors, the possibility of political and
economic instability and
the level of governmental supervision and regulation of
foreign securities
markets.
Forward Currency Contracts: A forward currency contract is a commitment to
purchase or sell a foreign currency at a future date at a
negotiated forward
rate. The Fund enters into forward currency contracts in
order to hedge its
exposure to changes in foreign currency exchange rates on
its foreign
------------------------------------------------------------
--------------------
                                       13

                                                  PRUDENTIAL
INDEX SERIES FUND
Notes to Financial Statements                     PRUDENTIAL
EUROPE INDEX FUND
------------------------------------------------------------
--------------------
portfolio holdings or on specific receivables and payables
denominated in a
foreign currency. The contracts are valued daily at current
exchange rates and
any unrealized gain or loss is included in net unrealized
appreciation or
depreciation on investments. Gain or loss is realized on
settlement date of the
contract equal to the difference between settlement value of the original and
renegotiated forward contracts. This gain or loss, if any,
is included in net
realized gain (loss) on foreign currency transactions. Risks may arise upon
entering into these contracts from the potential inability
of the counter
parties to meet the terms of their contracts.
Financial Futures Contracts: A financial futures contract is an agreement to
purchase (long) or sell (short) an agreed amount of
securities or commodities at
a set price for delivery on a future date. Upon entering
into a financial
futures contract, the Fund is required to pledge to the
broker an amount of cash
and/or other assets equal to a certain percentage of the
contract amount. This
amount is known as the 'initial margin.' Subsequent
payments, known as
'variation margin,' are made or received by the Fund each
day, depending on the
daily fluctuations in the value of the underlying security.
Such variation
margin is recorded for financial statement purposes on a
daily basis as
unrealized gain or loss. When the contract expires or is
closed, the gain or
loss is realized and is presented in the statement of
operations as net realized
gain (loss) on financial futures contracts.
The Fund invests in financial futures contracts in order to
hedge existing
portfolio securities, or securities the Fund intends to
purchase, against
fluctuations in value. Under a variety of circumstances, the
Fund may not
achieve the anticipated benefits of the financial futures
contracts and may
realize a loss. The use of futures transactions involves the risk of imperfect
correlation in movements in the price of futures contracts
and the underlying
assets.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses from
investment and
foreign currency transactions are calculated on the
identified cost basis.
Dividend income is recorded on the ex-dividend date and
interest income is
recorded on an accrual basis. Expenses are recorded on the
accrual basis which
may require the use of certain estimates by management. Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and
currency gains, if any,
annually. Dividends and distributions are recorded on the ex-
dividend date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Taxes: It is the Fund's policy to meet the requirements of
the Internal Revenue
Code applicable to regulated investment companies and to
distribute all of its
taxable income to shareholders. Therefore, no federal income tax provision is
required.
Withholding taxes on foreign dividends, interest and capital gains have been
provided for in accordance with the Fund's understanding of
the applicable
country's tax rules and rates.
Reclassification of Capital Accounts: The Fund accounts for
and reports
distributions to shareholders in accordance with American
Institute of Certified
Public Accountants (AICPA), Statement of Position 93-2:
Determination,
Disclosure, and Financial Statement Presentation of Income,
Capital Gain, and
Return of Capital Distributions by Investment Companies. The
effect of applying
this statement was to increase undistributed net investment
income by $32,747,
decrease accumulated realized gains by $13,049 and decrease
paid-in capital in
excess of par by $19,698 relating to net realized foreign
currency losses and
nondeductible offering cost. Net investment income, net
realized gains and net
assets were not affected by this change.
------------------------------------------------------------
Note 2. Agreements
The Company has a management agreement with Prudential
Investments Fund
Management LLC ('PIFM'). Pursuant to this agreement, PIFM
has responsibility for
all investment advisory services and supervises the
subadviser's performance of
such services. PIFM has entered into a subadvisory agreement with The Prudential
Investment Corporation ('PIC'); PIC furnishes investment
advisory services in
connection with the management of the Fund. PIFM pays for
the cost of the
subadviser's services, the compensation of officers of the
Company, occupancy
and certain clerical and bookkeeping costs of the Company.
The Company bears all
other costs and expenses.
The management fee paid to PIFM is computed daily and
payable monthly at an
annual rate of .40 of 1% of the average daily net assets of
the Fund.
PIFM has agreed to subsidize the operating expenses of the
Fund so that total
Fund operating expenses do not exceed .60% on an annualized
basis of the Fund's
average daily net assets. This voluntary waiver may be
------------------------------------------------------------
--------------------
                                       14

                                                  PRUDENTIAL
INDEX SERIES FUND
Notes to Financial Statements                     PRUDENTIAL
EUROPE INDEX FUND
------------------------------------------------------------
--------------------
terminated at any time without notice. For the period ended
September 30, 1998,
PIFM subsidized $358,832 of the expenses of the Fund (2.02%
of average net
assets, or $0.21 per share).
The Fund had a distribution agreement with Prudential
Securities Incorporated
('PSI'), which acted as the distributor of the Fund through
May 31, 1998.
Prudential Investment Management Services LLC ('PIMS')
became the distributor of
the Fund effective June 1, 1998 and is serving the Fund
under the same terms and
conditions as under the arrangement with PSI. No
distribution or service fees
are paid to PSI or PIMS as distributor of the Fund.
PSI, PIFM, PIMS and PIC are wholly owned subsidiaries of The
Prudential.
The Fund, along with other affiliated registered investment
companies (the
'Funds'), has a credit agreement (the 'Agreement') with an
unaffiliated lender.
The maximum commitment under the Agreement is $200,000,000.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve as an alternative source of funding for capital
share redemptions. The
Fund did not borrow any amounts pursuant to the Agreement
during the period
ended September 30, 1998. The Funds pay a commitment fee at
an annual rate of
 .055 of 1% on the unused portion of the credit facility. The commitment fee is
accrued and paid quarterly on a pro rata basis by the Funds.
The Agreement
expired on December 30, 1997 and has been extended through
December 29, 1998
under the same terms.
------------------------------------------------------------
Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Company's transfer agent. During the period
October 1, 1997
through September 30, 1998, the Fund incurred fees of
approximately $1,000 for
the services of PMFS. As of September 30, 1998,
approximately $200 of such fees
were due to PMFS. Transfer agent fees and expenses in the
Statement of
Operations include certain out-of-pocket expenses paid to
nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the period ended September 30, 1998 were $17,644,283 and $656,636, respectively.
The United States federal income tax cost basis of the Fund's investments at
September 30, 1998 was $17,249,634 and, accordingly, net unrealized appreciation for federal income tax purposes was $579,844 (gross unrealized appreciation--$2,333,194; gross unrealized depreciation-- $1,753,350).
At September 30, 1998, the Fund had outstanding forward currency contracts to purchase foreign currencies, as follows:

                                    Value at
Foreign Currency                 Settlement Date    Current
Purchase Contracts                 Receivable        Value
Depreciation
-------------------------------  ---------------    -------
------------
British Pound,
 expiring 10/2/98..............      $10,000        $10,002
$2
Finnish Markka,
 expiring 10/2/98..............        2,000          2,001
1
Spainsh Peseta,
 expiring 10/2/98..............        6,000          6,001
1
Swiss Franc,
 expiring 10/2/98..............        4,000          4,002
2

-

$6

-

-

At September 30, 1998, the Prudential Europe Index Series had open buys of 100
EUROTOP and 10 FTSE 100 financial futures contracts expiring on December 19,
1998.
The unrealized depreciation on such contracts as of September 30, 1998 were as follows:

                            Value at           Value on
Unrealized
                           Acquisition    September 30, 1998
Depreciation
                           -----------    ------------------
------------
EUROTOP..................   $ 242,300          $230,000
$ 12,300
FTSE 100.................      87,486            87,434
52

------

$ 12,352

------

------

------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment
companies, transfers
uninvested cash balances into a single joint account, the
daily aggregate
balance of which is invested in one or more repurchase
agreements collateralized
by U.S. Treasury or federal agency obligations. As of
September 30, 1998, the
Fund had a .028% undivided interest in the repurchase
agreements in the joint
account. This undivided interest represented $206,000 in
principal amount. As of
such date, the repurchase agreement in the joint account and the value of the
collateral therefore was as follows:
------------------------------------------------------------
--------------------
                                       15

                                                  PRUDENTIAL
INDEX SERIES FUND
Notes to Financial Statements                     PRUDENTIAL
EUROPE INDEX FUND
------------------------------------------------------------
--------------------
Bear Stearns & Co., 5.58%, in the principal amount of
$210,000,000, repurchase
price $210,032,550, due 10/1/98. The value of the collateral including accrued
interest was $214,893,617.
Credit Suisse First Boston Corp., 5.55%, in the principal
amount of
$107,606,000, repurchase price $107,622,589, due 10/1/98.
The value of the
collateral including accrued interest was $111,084,883. Goldman Sachs & Co., 5.45%, in the principal amount of $210,000,000, repurchase price $210,031,792, due 10/1/98. The value of the collateral including accrued
interest was $214,200,293.
Warburg Dillon Read LLC., 5.52%, in the principal amount of
$210,000,000,
repurchase price $210,032,200, due 10/1/98. The value of the collateral
including accrued interest is $214,255,819.
------------------------------------------------------------
Note 6. Capital
The Fund has authorized an unlimited number of Class Z shares of beneficial interest at $.001 par value per share. Class Z shares are not subject to any sales or redemption charges and are offered exclusively for sale to a limited group of investors. Transactions in shares of beneficial interest for the period
October 1, 1997 (commencement of investment operations) through September 30,
1998 were as follows:

                                                      Shares
                                                     -------
--
Shares sold........................................
1,771,843
Shares issued in reinvestment of dividends and
  distributions....................................
11,206
Shares reacquired..................................
(88,250)
                                                     -------
--
Net increase in shares outstanding.................
1,694,799
                                                     -------
--
                                                     -------
--

As of September 30, 1998, 1,518,139 of the outstanding
shares were owned by The
Prudential.
------------------------------------------------------------
--------------------
                                       16

                                               PRUDENTIAL
INDEX SERIES FUND
Financial Highlights                           PRUDENTIAL
EUROPE INDEX FUND
------------------------------------------------------------
--------------------

October 1, 1997(a)

Through

September 30, 1998

-------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period......................................................
 ..............            $ 10.00

------
Income from investment operations
Net investment
income(c)...................................................
 .............................                .18
Net realized and unrealized gain on investment and foreign
currency transactions........................
 .53

------
   Total from investment
operations..................................................
 ...................                .71

------
Less distributions
Dividends from net investment
income......................................................
 ..............               (.07)

------
Net asset value, end of
period......................................................
 ....................            $ 10.64

------

------
TOTAL
RETURN(d):..................................................
 ......................................               7.17%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).......................................................
 ..................            $18,026
Average net assets
(000).......................................................
 .........................            $17,728
Ratios to average net assets:(b)(c)

Expenses....................................................
 .........................................
 .60%
   Net investment
income......................................................
 ..........................               1.64%
Portfolio
turnover....................................................
 ..................................                  4%

---------------
(a) Commencement of investment operations.
(b) Annualized.
(c) Net of expense subsidy.
(d) Total return is calculated assuming a purchase of shares on the first day
    and a sale on the last day of the period reported and
includes reinvestment
    of dividends and distributions. Total returns are not
annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     17

                                        PRUDENTIAL INDEX
SERIES FUND
Report of Independant Accountants       PRUDENTIAL EUROPE
INDEX FUND
------------------------------------------------------------
--------------------
To the Shareholders and Board of Trustees of Prudential Index Series Fund--Prudential Europe Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Index Series
Fund--Prudential Europe Index Fund (the 'Fund', one of the portfolios constituting Prudential Index Series Fund) at September 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the period October 1, 1997 (commencement of operations) through
September 30, 1998, in conformity with generally accepted accounting principles.
These financial statements and financial highlights
(hereafter referred to as
'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audit, which included confirmation of securities at
September 30, 1998 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
November 20, 1998

                                         PRUDENTIAL INDEX
SERIES FUND
Tax Information (Unaudited)              PRUDENTIAL EUROPE
INDEX FUND
------------------------------------------------------------
--------------------
We are required by the Internal Revenue Code to advise you within 60 days of the
Fund's fiscal year end (September 30, 1998) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, we are advising you that in the fiscal year ended September 30, 1998, dividends paid from net investment income were $.07 per class Z share which is taxable as ordinary income.

The Fund has elected to give the benefit of foreign tax credits to its shareholders. Accordingly, shareholders who must report their gross income dividends and distributions in a federal income tax return will be entitled to a foreign tax credit, or an itemized deduction, in computing their U.S. income tax liability. It is generally more advantageous to claim a credit rather than to take a deduction. For the fiscal year ended September 30, 1998, the Fund intends on passing through 8.64% of ordinary income distributions as a foreign tax credit.

In January 1999, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV
as to the federal tax status of the dividends, distributions and foreign tax
credits received by you in calendar year 1998.
------------------------------------------------------------
--------------------

Getting The Most From Your Prudential Mutual Fund.
How many times have you read these letters -- or other financial materials -- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Call Option: A contract giving the holder a right to buy stocks or bonds at a predetermined price (called the strike price) before a predetermined expiration date. A buyer of a call option generally expects to benefit from a rise in the price of the stock or bond.

Collateralized Mortgage Obligations (CMOs): Pools of mortgage-backed securities sliced in maturity ranges that bear differing interest rates. These instruments are sensitive to changes in interest rates and homeowner refinancing activity.
They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial products rises and falls -- sometimes very suddenly -- in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve on loans to
member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

Leverage: The use of borrowed assets to enhance return on equity. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or mutual fund) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked for prices of" a security.

Yankee Bond: A bond sold by a foreign company or government in the U.S. market and denominated in U.S. dollars.

Getting The Most From Your Prudential Mutual Fund.
When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco
Securities registered representative. Your advisor or representative can provide you with the following services:

------------------------------------------------------------
-------------------
There's No Reward Without Risk; But Is This Risk Worth It? Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. And risk can be difficult to gauge -- sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction -- there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

------------------------------------------------------------
-------------------
Keeping Up With The Joneses.
A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance -- not just based on the current investment fad.

------------------------------------------------------------
-------------------
Buy Low, Sell High.
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Comparing A $10,000 Investment.
-------------------------------------------------
Prudential Europe Index Fund vs. the Morgan
Stanley Capital International (MSCI) Europe Index.

              Class Z
              (CHART)

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.

This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in the Prudential Europe Index Fund (Class Z shares) with a similar investment in the Morgan Stanley Capital International (MSCI) Europe
Index (the Index) by portraying the initial account values at the commencement of operations of Class Z, and the subsequent account values at the end of the fiscal year (September 30), as measured on a quarterly basis, beginning in
1997. For purposes of the graph, it has been assumed that all dividends and distributions were reinvested. Class Z shares are not subject to a sales charge or distribution fee. Class Z shares have been in existence less than one year, therefore no average annual returns are presented.

The Index is an unmanaged, weighted index comprised of approximately 620 companies representing about 15 developed European countries. The Index includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the
Fund. The securities in the Index may differ substantially from the securities in the Fund. The Index is not the only one that may be used to characterize performance of stock funds, and other indexes may portray different comparative performance. Investors cannot invest directly in an index.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Mendel A. Melzer, CFA
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Brian M. Storms
Louis A. Weil, III
Clay T. Whitehead

Officers
Brian M. Storms, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Marguerite E.H. Morrison, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

74431F811             MF174E7


(ICON)

Prudential
Pacific
Index Fund

ANNUAL
REPORT
Sept. 30, 1998

Prudential Pacific Index Fund
A Series of the Prudential Index Series Fund

Performance At A Glance.
All Pacific Region stock markets have fallen as the regional economies contract. Of the countries represented in our Fund, Hong
Kong and Malaysia
have the sharpest economic recessions, while Singapore and Australia still have positive growth, but all had deep drops in their national stock indexes.
Our Fund performed in line with the MSCI Index and considerably better than the Lipper average of managed funds.

Cumulative Total Returns1                As of 9/30/98

                                           One
Since
                                           Year
Inception2
Class Z                              -35.54% (-36.66)    -
36.32% (-37.52)
Lipper Pacific Region Fund Avg.3          -40.29%
-40.29%
MSCI Pacific Free Index4                  -35.38%
-35.38%

Average Annual Total Returns1                     As of
9/30/98

                                           One
Since
                                           Year
Inception2
Class Z                              -35.54% (-36.66)    -
35.87% (-37.06)

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper
Analytical
Services. Without waiver of management fees and/or expense subsidization, the
Fund's cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception date: Class Z, 9/24/97. The Lipper and Factset reporting period begins 9/30/97.

3 The Lipper Since Inception return is for all funds in the Pacific Region Fund category.

4 Source: Morgan Stanley Capital International, based on data retrieved by
Factset. The Morgan Stanley Capital International (MSCI) Pacific Free Index is an unmanaged, diversified, capitalization-weighted index currently consisting of 522 equity securities listed on the stock exchanges of Australia, Japan,
Hong Kong, New Zealand, Singapore, and Malaysia. The Fund is neither sponsored by nor affiliated with Morgan Stanley & Co. Incorporated. The benchmark return shown does not reflect the reduction of foreign dividend withholding taxes.
Investors cannot invest directly in an index.Source: Lipper
Analytical
Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several
Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

How Investments Compared.
    (As of 9/30/98)
        (CHART)

(PHOTO)
Portfolio
Manager's Report
The Prudential Pacific Index Fund seeks to provide investment results that correspond to the price and yield of a broad-based index of stocks of Pacific
Region issuers. Currently we use the Morgan Stanley Capital
International
(MSCI) Pacific Free Index. ("Free" means that it includes companies that are open to foreign investors.) Over the past year, the MSCI Pacific Free Index represented stocks in Japan, Australia, Hong Kong, Malaysia, Singapore, and
New Zealand. Malaysia was removed from the list as of 9/30/98. The difference between the Fund's return and that of the Index is primarily fees, management expenses, and foreign dividend withholding taxes. There can be no assurance that the Fund will achieve its investment objective.

Index Funds.
An index fund is designed to minimize the risks of a portfolio manager's strategic decisions. It aims to duplicate the performance of an entire class of investments -- in this case, Pacific Region stocks.
Because the Fund tries
to mirror an index, it has low portfolio turnover and expenses, providing an efficient way to share in the average long-term prosperity of Pacific-based companies.

               -- John Moschberger,
                      Fund Manager

Market Review.
-------------------------------------------------
The Pacific Region is undergoing a painful restructuring of its financial and economic system that should eventually lead to a resurgence of rapid growth, but is now accompanied by recession. It helps to remember that the Region's primary strength -- its large, ambitious, and educated population -- is still there. But Pacific countries have lacked an open and rational means of allocating capital to various enterprises. Interpersonal relationships -- including family ties and long-standing business affiliations -- counted for far too much. The result was overbuilding and waste. As long as international investors would tolerate this, enough capital came in to compensate for the inefficiency.

Over the past 12 months, we have seen a broad and deep loss of confidence in the Pacific Region's financial system, triggered by Thailand's currency crisis.
Japan, the dominating economy in the Region and a major market for the smaller countries, also fell into recession. The combination of slowing intra-Regional trade and a severe shortage of capital to finance trade and investment has pulled almost every Pacific economy into recession (with Australia the notable exception). The second quarter of 1998 marked three successive quarters of
Japanese economic contraction, the longest since the government began keeping such statistics in 1955. Some of the forces that could trigger a recovery
(overall consumer spending and capital investment) are moving in the wrong direction, although others (inventories and consumer durable purchases) have picked up. Japan normally absorbs 18% of the exports of other Asian countries.
With Japanese imports shrinking at a 25% annual rate, other economies are being suffocated.

This is the backdrop for the sharp decline in value of Pacific Region stocks over the past year. Stock markets have been volatile because their economic underpinnings are uncertain and investor interest in the region is unstable.
For example, stock markets rose early in 1998, but resumed their decline by
March. October also saw a sharp rise, but it appeared disproportionate to any improvement in the economic fundamentals of the region.

Japan. Japan's economy shrank in the second quarter of 1998 at an annual rate of 3.3%. Unemployment is at a historic high of 4.3%, and the number of jobs is dropping. Capital investment has been declining at 20% a year. It is widely believed that only strong government stimulus and/or structural reform of the financial sector will reignite growth. In mid-September, the government announced a plan adopting many of the strong proposals of its parliamentary opposition, but official adoption is far from full implementation. The October government takeover of the Long-Term Credit Bank of Japan is the first unambiguous sign of a determination to take action.

Japanese stocks constitute 78% of the MSCI Pacific Free
Index, which fell by
33% in our reporting period. The financial services industry, which is generally believed to have deep insolvency problems, had broad and very sharp reversals, including Fuji Bank (down 79%), Mitsui Trust & Banking (down 82%),
Yasuda Trust & Banking (down 83%), Industrial Bank of Japan
(down 74%), and
Sakura Bank (down 70%). There were few positive returns for the year anywhere else. Large industrial firms, like Fujitsu (down 30%), Kawasaki
Heavy Industries (down 41%), and Mitsubishi Heavy Industries
(down 40%),
illustrate the depth of the bear market. Olympus Optical, with a positive 61% return, stands out like a beacon with its strong stock performance.

Australia and New Zealand.
Australia's economy grew at a healthy 3.2% rate in the second quarter of 1998, despite depressed commodity prices and its chief customers' economic recession.
It accomplished this primarily by replacing lost Asian business with greater exports to Europe and the United States. Its stocks suffered, nonetheless, from the regional bear market. At 10% of the Index, its 19% decline was a regional high. The News Corporation (Rupert Murdoch's global corporation, up
25%) and Rothmans Holdings (a regional tobacco and paper products company, up
34%) were the highlights. Unfortunately, New Zealand's economy has followed a more predictable path of consequences to declining export levels and commodity prices. Its stock market fell by 45%.

Hong Kong. Hong Kong is a developed economy with particularly strong financial and trade sectors that have been weakened by the evaporation of regional trade.
Unemployment has doubled. Government intervention in the markets has helped support stock prices, concealing the magnitude of investors' retreat.
Nonetheless, the market dropped 47%. The Index is dominated by banks, real estate firms, hotels, and trade-related businesses.

Malaysia. After two quarters of significant economic contraction in Malaysia,
Prime Minister Mahathir dismissed his pro-reform Deputy
Prime Minister Anwar
Ibrahim and subsequently announced a series of exchange control measures to prime the economy. However, neither foreign capital nor domestic capital that has fled the country is likely to return in the absence of measures to control the cronyism and ego-driven investment that initially shook investors' confidence. Moreover, by charging his former heir apparent with corruption and sodomy, Dr. Mahathir created even more instability. Malaysia's stock market dropped 74% and has been removed from the MSCI indexes as of September 30,
1998.

We have begun liquidating our Malaysian portfolio gradually to reduce transaction costs and impact on the market, although we will not be able to convert the funds from ringgit until September 1999. In order to maintain full exposure to the Pacific markets, we plan to buy an equivalent amount of stock index future contracts.

Singapore. Singapore's economy, like Hong Kong's, has a very large component of financial and trade services. Its stocks declined 49%, on average. The only stock in the MSCI Singapore Index to inch into positive territory was the 0.3% gain by Singapore Telecommunication.

     Portfolio Composition
Sectors expressed as a percentage
  of net assets as of 9/30/98.

Japan              76.9%
Australia           9.9%
Hong Kong           7.4%
Cash & Equivalents  2.3%
Singapore           2.3%
New Zealand         0.7%
Malaysia            0.5%
Source: Prudential

How The MSCI Pacific Index Performed.
              (CHART)

The performance cited does not represent the performance of the Prudential
Pacific Index Fund. Investors cannot invest directly in an index.

Source: Lipper Analytical Services, Inc.

President's Letter
November 9, 1998
------------------------------------------------------------
-------------------
(PHOTO)
                      Guarding Against Uncertainty.
Dear Shareholder:
As we enter the final months of the year, the news from the financial markets is decidedly mixed. After setting record highs earlier, stocks, as measured by the Dow Jones Industrial Average, experienced a series of steep sell-offs in late summer. The market rebounded in early fall, helped by two interest rate cuts by the Federal Reserve.

During this uncertainty there was also good news to report.
Bonds appreciated
as investors fled troubled Asian and other emerging markets for the safe haven of U.S. debt securities -- especially Treasuries. The U.S.
economy remains
strong, with steady growth and low inflation.

Guarding against uncertainty in the current market environment can be challenging. That's why it is important to manage your expectations and diversify your portfolio.

Keep A Good Perspective.
Experienced mutual fund investors understand that financial markets will always rise and fall -- that's what markets do. Although past performance may not be indicative of future results, stocks and bonds have, over time, consistently produced attractive returns that have kept ahead of inflation. In fact, investors who remained focused on the long term and did not sell during the recent market volatility were rewarded. Stock prices, as measured by the
Standard & Poor's 500 Index, have rebounded nearly 25% since their August
Lows -- setting a new record high on November 23, 1998.

Diversify. Diversify. Diversify.
Because asset classes seldom move in lockstep, owning a mix of stock, bond, and money market mutual funds can help lessen the effects of a market downturn over time. In fact, a well-diversified portfolio may retain or perhaps even gain in value during times of uncertainty.

We're Here To Help.
How diversified is your portfolio? Your Prudential professional will be glad to review your current allocations. He or she will recommend adjustments based upon your goals, market conditions, risk tolerance, and potential investment opportunities.

Thank you for your confidence in Prudential mutual funds.
We'll continue to do
our part in keeping you informed.

Sincerely,

Brian M. Storms
President
                                    2

Portfolio of Investments as of         PRUDENTIAL INDEX
SERIES FUND
September 30, 1998                     PRUDENTIAL PACIFIC
INDEX FUND
------------------------------------------------------------
--------
------------------------------------------------------------
--------

Shares      Description                    Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--97.7%
COMMON STOCKS--97.1%
------------------------------------------------------------
Australia--9.3%
   6,600    Amcor Ltd.                             $
22,972
   8,000    Amp Ltd.
96,892
   3,049    Australian Gas & Light Co.
20,983
   7,600    Australian National Industries Ltd.
3,331
  11,823    Boral Ltd.
16,455
   2,300    Brambles Industries, Ltd.
49,621
  22,597    Broken Hill Proprietary Co., Ltd.
161,667
   9,265    Coca Cola Amatil Ltd.
24,413
  12,196    Coles Myer Ltd.
52,006
   9,682    Crown Ltd.(a)
2,236
  10,300    CSR, Ltd.
21,662
   2,869    Email Ltd.
4,401
   1,231    F. H. Faulding Co. Ltd.
4,877
  20,000    Fosters Brewing Group
43,590
   4,766    Futuris Corp., Ltd.
3,980
  12,313    General Property Trust
21,148
   6,444    GIO Australia Holdings Ltd.
19,502
  13,005    Goodman Fielder Ltd.
17,022
   2,340    Great Central Mines Ltd.
1,871
   4,000    Hardie (James) Industries
7,671
   2,700    ICI Australia Ltd.
13,112
   2,700    Leighton Holdings Ltd.
8,811
   2,539    Lend Lease Corp. Ltd.
54,134
  16,933    M.I.M. Holdings Ltd.
7,923
  15,400    National Australia Bank Ltd.
185,961
   2,300    Newcrest Mining Ltd.(a)
2,970
  20,533    News Corp., Ltd.
132,308
  17,499    Normandy Mining Ltd.
14,768
   7,517    North Ltd.
14,077
  10,400    Pacific Dunlop Ltd.
17,659
   9,200    Pioneer International Ltd.
17,163
   3,673    QBE Insurance Group Ltd.
13,378
   6,473    QCT Resources Ltd.
4,294
   3,300    Rio Tinto Ltd.
39,909
   2,100    RGC Ltd.
3,134
   1,200    Rothmans Holdings
8,258
   6,406    Southcorp Ltd.
17,820
   6,200    Santos Ltd.
17,148
   4,000    Schroders Propriety Fund               $
6,112
   1,800    Smith (Howard) Ltd.
9,488
   5,300    Star City Holdings Ltd.
3,013
   3,315    Stockland Trust Group
7,304
   3,000    Tabcorp Holdings Ltd.
17,412
  53,500    Telstra Corp.
149,777
  11,718    Western Mining Corp. Holdings Ltd.
35,234
  12,796    Westfield Trust
25,388
  19,500    Westpac Banking Corp.
107,243
                                                   ---------
---

1,530,098
                                                   ---------
---
------------------------------------------------------------
Hong Kong--7.4%
  13,000    Bank of East Asia
18,371
  35,000    Cathay Pacific Air
32,974
  24,000    Cheung Kong Ltd.
111,196
  26,000    China Light & Power Holdings, Ltd.
126,838
  20,000    Chinese Estates Holdings
2,271
   3,000    Dickson Concept Inc.
2,342
  11,000    Hang Lung Deveopment Co.
9,654
  20,000    Hang Seng Bank Ltd.
126,476
  44,000    Hong Kong & China Gas Co.
53,946
  11,000    Hong Kong & Shanghai Hotels
6,104
   2,000    Hong Kong Aircraft Engineering Co.,
               Ltd.
2,375
 124,000    Hong Kong Telecommunications Ltd.
244,047
  44,000    Hopewell Holdings Ltd.
4,429
  41,000    Hutchison Whampoa Ltd.
215,887
   9,000    Hysan Development Co.
6,214
   8,000    Johnson Electric Holdings, Ltd.
15,177
   4,000    Kumagai Gumi Ltd.
1,071
   6,000    Miramar Hotel & Investment Co.
4,259
  21,000    New World Development Co., Ltd.
28,186
  14,000    Oriental Press Group
1,482
   6,000    Peregrine Investments
8
  38,000    Regal Hotel International
2,795
  16,000    Shangri La Asia Ltd.
10,325
  14,000    Shun Tak Holdings Ltd.
867
  32,000    Sino Land Co.
8,177
  14,000    South China Morning Post
5,511
  25,000    Sun Hung Kai Properties Ltd.
88,566

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of         PRUDENTIAL INDEX
SERIES FUND
September 30, 1998                     PRUDENTIAL PACIFIC
INDEX FUND
------------------------------------------------------------
--------
------------------------------------------------------------
--------

Shares      Description                    Value (Note 1)
------------------------------------------------------------
Hong Kong (cont'd.)
  16,000    Swire-Pacific, Ltd. 'A'                $
50,384
  21,000    Tan Chong International
645
   4,000    Television Broadcasts Ltd.
10,221
   2,000    Varitronix International, Ltd.
3,885
  23,000    Wharf Holdings Ltd.
24,340
   2,000    Wing Lung Bank
4,078
                                                   ---------
---

1,223,101
                                                   ---------
---
------------------------------------------------------------
Japan--76.9%
   4,000    77th Bank(a)
32,648
   1,500    Acom Co., Ltd.
80,884
   1,000    Advantest Corp.
42,609
   7,000    Ajinomoto Co., Inc.
56,053
   2,000    Alps Electric Co.
24,111
   3,000    Amada Co.
13,885
   1,000    Amano Corp.
8,000
   3,000    Aoki Corp.
882
     800    Aoyama Trading Co., Ltd.
17,103
     500    Arabian Oil Co.
6,634
  24,000    Asahi Bank
67,000
   5,000    Asahi Breweries
59,506
  16,000    Asahi Chemical Industries
48,898
  12,000    Asahi Glass Co.
58,184
   5,000    Ashikaga Bank
7,016
     400    Autobacs Seven Co.
10,667
  48,000    Bank Of Tokyo-Mitsubishi, Ltd.
308,551
  11,000    Bank of Yokohama
20,445
   9,000    Bridgestone Corp.
181,825
   3,000    Brother Industries
6,612
   9,000    Canon Inc.
183,147
   3,000    Casio Computer Co.
19,196
   8,000    Chiba Bank
25,859
   6,000    Chichibu Onoda Cement Corp.
12,122
   2,000    Chiyoda Corp.
1,984
   2,000    Chugai Pharmacy Co.
13,708
   3,000    Citizen Watch Co.
20,386
   5,000    Cosmo Oil Co.
6,281
   1,600    Credit Saison Co., Ltd.
31,031
     600    CSK Corp.
9,301
   8,000    Dai Nippon Printing Co., Ltd.
102,968
   4,000    Daicel Chemical Industries             $
6,406
   4,000    Daido Steel Co.
4,261
   7,000    Daiei Inc.
15,942
   1,000    Daifuku Co.
3,703
   3,000    Daiichi Pharmaceutical Co.
40,244
   3,000    Daikin Industries
20,959
   2,000    Daikyo Inc.
1,881
   3,000    Daimaru Inc.
6,612
   8,000    Dainippon Ink & Chemicals, Inc.
15,633
   2,000    Dainippon Screen Manufacturing Co.,
               Ltd.
3,776
   1,400    Daito Trust Construction Co., Ltd.
9,010
   6,000    Daiwa House Industries
54,658
   2,000    Daiwa Kosho Lease Co., Ltd.
6,450
  14,000    Daiwa Securities Co., Ltd.
32,912
   5,000    Denki Kagaku Kogyo K.K.
7,383
   9,000    Denso Corp.
131,244
      41    East Japan Railway Co.
204,819
   3,000    Ebara Corp.
19,902
   3,000    Eisai Co., Ltd.
36,497
   1,000    Ezaki Glico Co.
5,040
   2,400    Fanuc Ltd.
71,408
  30,000    Fuji Bank
60,608
   5,000    Fuji Photo Film Co.
172,642
   3,000    Fujikura Ltd.
11,108
   5,000    Fujita Corp.
1,800
   1,000    Fujita Kanko Inc.
8,081
  19,000    Fujitsu Ltd.
164,708
   7,000    Furukawa Electric Co., Ltd.
19,953
   1,000    Gakken Co.
1,036
   5,000    Gunma Bank
33,426
   2,000    Gunze Ltd.
4,305
   9,000    Hankyu Corp.
31,075
   2,000    Hankyu Department Stores
9,991
   3,000    Hazama Corp.
1,344
   3,000    Higo Bank
11,350
     400    Hirose Electric Co., Ltd.
20,599
  35,000    Hitachi Ltd.
154,276
  10,000    Hitachi Zosen Corp.
13,224
   6,000    Hokuriku Bank
7,317
  10,000    Honda Motor Co., Ltd.
304,878
   1,000    House Foods Corp.
12,562
   1,000    Hoya Corp.
35,998
   2,000    Inax Corp.
7,170

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of         PRUDENTIAL INDEX
SERIES FUND
September 30, 1998                     PRUDENTIAL PACIFIC
INDEX FUND
------------------------------------------------------------
--------
------------------------------------------------------------
--------

Shares      Description                    Value (Note 1)
------------------------------------------------------------
Japan (cont'd.)
  26,000    Indonesia Bank                         $
95,504
   2,000    Isetan Co.
16,529
   3,000    Ishihara Sangyo Kaisha(a)
4,011
   4,000    Ito Yokado Co., Ltd.
191,008
  15,000    Itochu Corp.
18,733
   2,000    Itoham Foods Inc.
6,979
   2,000    Iwatani International Corp.
2,939
   1,000    Jaccs Co., Ltd.
3,798
  18,000    Japan Air Lines Co.(a)
41,654
  11,000    Japan Energy Corp.
10,344
   4,000    Japan Steel Works
4,026
   2,000    JGC Corp.
3,967
   9,000    Joyo Bank
32,133
   3,000    Jusco Co.
41,985
  10,000    Kajima Corp.
24,243
   3,000    Kamigumi Co., Ltd.
12,166
   2,000    Kandenko Co.
10,917
   5,000    Kanebo Ltd.(a)
3,857
   4,000    Kaneka Corp.
22,539
  10,100    Kansai Electrical Power
174,739
   3,000    Kansai Paint Co.
5,510
   7,000    Kao Corp.
112,107
   1,000    Katokichi Co.
11,607
  15,000    Kawasaki Heavy Industries
30,304
   6,000    Kawasaki Kisen Ltd.
8,816
  33,000    Kawasaki Steel Corp.
38,789
   5,000    Keihin Electric Express Railway Co.,
               Ltd.
13,150
   2,000    Kikkoman Corp.
10,021
   3,000    Kinden Corp.
34,514
  17,000    Kinki Nippon Railway
73,810
  11,000    Kirin Brewery Co.
88,246
   1,000    Kissei Pharmaceutical Co., Ltd.
14,179
   1,000    Kokuyo Co.
13,297
  10,000    Komatsu Ltd.
46,650
   1,000    Komori Corp.
17,815
     300    Konami Co.
8,066
   4,000    Konica Corp.
15,310
   2,000    Koyo Seiko Co.
10,138
  14,000    Kubota Corp.
26,844
   7,000    Kumagai Gumi Co.(a)
3,805
   3,000    Kurabo Industries
2,997
   3,000    Kuraray Co.                            $
27,108
   2,000    Kureha Chemical Industry Co., Ltd.
4,026
   1,000    Kurita Water Industries
10,432
   1,900    Kyocera Corp.
83,191
   4,000    Kyowa Hakko Kogyo Co., Ltd.
15,574
   1,000    Kyudenko Co., Ltd.
5,951
   3,000    Lion Corp.
10,447
   1,000    Maeda Road Construction Co.
5,165
   1,000    Makino Milling Machine
5,804
   2,000    Makita Corp.
23,009
  15,000    Marubeni Corp.
17,742
   3,000    Maruha Corp.
2,711
   4,000    Marui Co.(a)
58,184
  22,000    Matsushita Electric Industrial Co.,
               Ltd.
299,809
   3,000    Meiji Milk Product Co., Ltd.
7,053
   4,000    Meiji Seika Kaisha
11,460
   4,000    Minebea Co.(a)
32,648
   1,000    Misawa Homes Co.
2,395
  23,000    Mitsubishi Chemical Corp.
44,270
  16,000    Mitsubishi Corp.
77,579
  22,000    Mitsubishi Electric Corp.
33,941
  13,000    Mitsubishi Estate Co., Ltd.
85,285
   5,000    Mitsubishi Gas Chemicals Co.
11,277
  35,000    Mitsubishi Heavy Industries Ltd.
120,078
   2,000    Mitsubishi Logistc Corp.
16,529
  12,000    Mitsubishi Material Corp.
21,599
   5,000    Mitsubishi Oil Co.
5,951
   3,000    Mitsubishi Paper Mills
5,135
   6,000    Mitsubishi Rayon Co.
14,634
  13,000    Mitsubishi Trading & Banking
45,842
  16,000    Mitsui & Co
66,059
   8,000    Mitsui Engineering & Shipbuilding
               Co., Ltd.(a)
5,642
   8,000    Mitsui Fudosan Co., Ltd.
41,081
   8,000    Mitsui Marine & Fire Insurance Co.,
               Ltd.
32,912
   5,000    Mitsui Mining & Smelting Co.
20,974
  11,000    Mitsui O.S.K. Lines
15,920
   1,000    Mitsui Soko Co.
2,645
  12,000    Mitsui Trust & Banking Co.
10,667
   5,000    Mitsukoshi Ltd.
10,285
   1,000    Mori Seiki Co.
10,212
   2,000    Murata Manufacturing Co., Ltd.
67,734
   3,000    Mycal Corp.
17,191
   2,000    Nagase & Co.
7,170

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of         PRUDENTIAL INDEX
SERIES FUND
September 30, 1998                     PRUDENTIAL PACIFIC
INDEX FUND
------------------------------------------------------------
--------
------------------------------------------------------------
--------

Shares      Description                    Value (Note 1)
------------------------------------------------------------
Japan (cont'd.)
   8,000    Nagoya Railroad Co.                    $
24,096
     500    Namco Ltd.
11,571
   5,000    Nankai Electric Railway Co.
20,019
  16,000    NEC Corp.
104,026
   4,000    NGK Insulators Ltd.
38,055
   2,000    NGK Spark Plug Co.
16,280
   5,000    Nichido Fire & Marine Insurance
22,076
   3,000    Nichirei Corp.
5,069
   3,000    Nihon Cement Co.
5,069
   4,000    Nikon Corp.
28,416
   1,000    Nippon Comsys Corp.
10,079
  11,000    Nippon Express Co., Ltd.
47,678
   6,000    Nippon Fire & Marine Insurance
19,174
   5,000    Nippon Light Metal Co., Ltd.
4,555
   2,000    Nippon Meat Packers, Inc.
23,244
  13,000    Nippon Oil Co.
34,381
  10,000    Nippon Paper Industries Co.
30,929
   1,000    Nippon Sharyo Ltd.
1,984
   4,000    Nippon Sheet Glass Co.
6,435
   3,000    Nippon Shinpan Co.
3,967
   2,000    Nippon Shokubai Co.
8,669
  72,000    Nippon Steel Corp.
103,673
   3,000    Nippon Suisan Kaisha(a)
2,887
     132    Nippon Telegraph & Telephone Corp.
964,884
  12,000    Nippon Yusen K.K.
35,351
   3,000    Nishimatsu Construction Co.
13,378
  26,000    Nissan Motor Co., Ltd.(a)
72,583
   2,000    Nisshinbo Industries, Inc.
6,612
   1,000    Nissin Food Products Co., Ltd.
15,501
   2,000    Nitto Denko Corp.
23,509
  38,000    NKK Corp.
18,983
   2,000    NOF Corp.
3,012
  20,000    Nomura Securities Co., Ltd.
143,991
   2,000    Noritake Co.
8,448
   6,000    NSK Ltd.
20,717
   5,000    NTN Corp.
12,673
   8,000    Obayashi Corp.
28,504
   7,000    Odakyu Electric Railway
19,542
  11,000    Oji Paper Co.
37,254
   1,000    Okuma Corp.
4,408
   3,000    Okumura Corp.
9,146
   3,000    Olympus Optical Co.                    $
33,037
   3,000    Omron Corp.
29,863
   2,000    Onward Kashiyama & Co., Ltd.
24,640
   3,000    Orient Corp.
5,642
     700    Orix Corp.
48,597
  26,000    Osaka Gas Co.
66,280
     100    Oyo Corp.
1,387
   4,000    Penta-Ocean Construction
7,111
   2,000    Pioneer Electronic Corp.
33,132
   2,000    Q.P. Corp.
12,871
   3,000    Renown Inc.
1,433
   1,000    Rohm Co., Ltd.
95,504
  38,000    Sakura Bank
55,833
   1,000    Sanden Corp.
5,973
   2,000    Sankyo Aluminium Industry Co.
1,322
   5,000    Sankyo Co.
110,931
   1,000    Sanrio Co.(a)
9,477
   2,000    Sanwa Shutter Corp.
7,611
  20,000    Sanyo Electric Co.
52,454
   3,000    Sapporo Breweries
9,256
   1,000    Secom Co., Ltd.
62,445
   1,000    Sega Enterprises Ltd.
16,897
   1,000    Seino Transportation Co.
5,076
   2,000    Seiyu Ltd.
3,776
   6,000    Sekisui Chemical Corp., Ltd.
22,833
   8,000    Sekisui House Ltd.
65,178
  12,000    Sharp Corp.
71,672
     500    Shimachu Co.
7,530
   1,000    Shimano Inc.
22,701
   8,000    Shimizu Corp.
21,099
   4,000    Shin-Etsu Chemical Co., Ltd.
63,620
   4,000    Shionogi & Co.
23,244
   4,000    Shiseido Co., Ltd.
35,410
   8,000    Shizuoka Bank
73,465
  11,000    Showa Denko KK
7,273
   1,000    Skylark Co.
9,697
     700    SMC Corp.
47,517
   3,000    Snow Brand Milk Products
9,102
   4,300    Sony Corp.
299,787
  33,000    Sumitomo Bank
230,311
  18,000    Sumitomo Chemical Co., Ltd.
53,820
  11,000    Sumitomo Corp.
44,042
   7,000    Sumitomo Electric Industries
67,984

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of         PRUDENTIAL INDEX
SERIES FUND
September 30, 1998                     PRUDENTIAL PACIFIC
INDEX FUND
------------------------------------------------------------
--------
------------------------------------------------------------
--------

Shares      Description                    Value (Note 1)
------------------------------------------------------------
Japan (cont'd.)
   2,000    Sumitomo Forestry Co., Ltd.            $
9,830
   6,000    Sumitomo Heavy Industries Ltd.
9,345
   7,000    Sumitomo Marine & Fire Insurance Co.
33,683
  34,000    Sumitomo Metal Industries(a)
31,972
   6,000    Sumitomo Metal Mining Co.
18,998
   5,000    Sumitomo Osaka Cement Co.
8,265
  10,000    Taisei Corp.
16,970
   4,000    Taisho Pharmacy Co., Ltd.
84,337
   1,000    Taiyo Yuden Co.
9,998
   2,000    Takara Shuzo Co.
8,228
   1,000    Takara Standard Co., Ltd.
6,862
   3,000    Takashimaya Co.
19,196
   9,000    Takeda Chemical Industries
241,331
   1,000    Takuma Co., Ltd.
5,657
  10,000    Teijin Ltd.
26,447
   3,000    Teikoku Oil Co.
8,155
   2,000    Toa Corp.
2,645
   9,000    Tobu Railway Co.
21,488
   1,000    Toei Co.
2,351
     200    Toho Co.
20,555
   5,000    Tohoku Electrical Power Co., Inc.
74,199
  21,000    Tokai Bank
74,824
  16,000    Tokio Marine & Fire Insurance Co.
143,403
   2,000    Tokyo Broadcasting System Inc.
18,102
   2,000    Tokyo Dome Corp.
8,081
  14,100    Tokyo Electric Power Co.
270,357
   2,000    Tokyo Electron Ltd.
48,927
  30,000    Tokyo Gas Co.
63,253
   1,400    Tokyo Steel Manufacturing Co.
4,926
   1,000    Tokyo Style Co.
8,559
   2,000    Tokyo Tatemono Co., Ltd.
1,910
   3,000    Tokyotokeiba Co.
3,592
  11,000    Tokyu Corp.
24,567
   7,000    Toppan Printing Co.
72,047
  15,000    Toray Industries Inc.
61,159
   5,000    Tosoh Corp.
7,016
   2,000    Tostem Corp.
27,329
   4,000    Toto Ltd.
22,039
   2,000    Toyo Engineering
1,837
   2,000    Toyo Seikan Kaisha
26,080
   7,000    Toyobo Co.
7,817
   3,000    Toyoda Auto Loom Works Ltd.            $
46,283
  40,000    Toyota Motor Corp.
896,268
   2,000    Tsubakimoto Chain Co.
4,599
   8,000    Ube Industries Ltd.
9,756
     600    Uni-Charm Corp.
23,494
   5,000    Unitika Ltd.(a)
2,939
   2,000    Uny Co.
31,443
   2,000    Wacoal Corp.
19,218
   2,000    Yamaguchi Bank
18,219
   2,000    Yamaha Corp.
15,134
  12,000    Yamaichi Securities Co.(d)
0
   3,000    Yamanouchi Pharmaceutical Co., Ltd.
64,796
   4,000    Yamato Transport Co.
43,491
   2,000    Yamazaki Baking Co.
19,057
  15,000    Yasuda Trust & Banking(a)
7,714
   3,000    Yokogawa Electric Corp.
12,254
                                                   ---------
---

12,643,717
                                                   ---------
---
------------------------------------------------------------
Malaysia--0.5%
  10,000    Amsteel Corp.
718
   6,000    Berjaya Land Berhad
1,503
   2,000    Edaran Otomobil
1,503
   8,000    Golden Hope Plants
3,492
   6,000    Highlands & Lowlands
2,121
   9,000    Ioi Corp.
2,354
   3,000    Jaya Tiasa Holdings
1,503
   6,000    Kuala Lumpur Kepong Berhad
4,707
  16,000    Magnum Corp. Berhad
3,094
  10,000    Malayan Banking Berhad
7,182
   4,000    Malaysia International Shipping
               Corp.
2,814
   1,000    Nestle Malay Berhad
2,505
   3,200    Oriental Holdings Berhad
2,369
   4,000    Perlis Plantations Berhad
2,475
   8,800    Public Bank Berhad
1,491
  10,000    Resorts World Berhad
6,261
   2,200    Rothmans of Pall Mall Berhad
6,644
     350    Silverstone Berhad(b)
0
   6,000    Sime Darby Berhad
2,807
  11,000    Telekom Malaysia Berhad
12,155
  11,000    Tenaga Nasional Berhad
7,414
  10,000    YTL Corp.
5,488
                                                   ---------
---

80,600
                                                   ---------
---

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

Portfolio of Investments as of         PRUDENTIAL INDEX
SERIES FUND
September 30, 1998                     PRUDENTIAL PACIFIC
INDEX FUND
------------------------------------------------------------
--------
------------------------------------------------------------
--------

Shares      Description                    Value (Note 1)
------------------------------------------------------------
New Zealand--0.7%
  27,900    Brierley Investments Ltd.              $
5,027
  16,000    Carter Holt Harvey Ltd.
10,571
   3,300    Fletcher Challenge Building
3,171
   3,400    Fletcher Challenge Energy, Ltd.
5,071
   8,000    Fletcher Challenge Forestry, Ltd.
1,642
   6,700    Fletcher Challenge Paper
3,353
   5,500    Lion Nathan Ltd.
13,213
  19,300    Telecom Corp. Of New Zealand
73,896
                                                   ---------
---

115,944
                                                   ---------
---
------------------------------------------------------------
Singapore--2.3%
   8,000    City Developments Ltd.
17,570
   1,000    Creative Technology Ltd.(a)
9,200
   2,000    Cycle & Carriage Ltd.(a)
3,241
  10,000    DBS Land, Ltd.
6,945
   7,500    Development Bank of Singapore Ltd.
30,272
   3,000    First Capital Corp.
890
   3,000    Fraser & Neave Ltd.
6,446
   4,000    Hotel Properties Ltd.
926
   2,000    Inchcape Motors Ltd.
1,003
   2,000    Inchcape Marketing
528
   8,000    Keppel Corp., Ltd.
9,450
   3,000    Natsteel Ltd.
2,208
   7,000    Neptune Orient Lines Ltd.
1,433
  12,000    Overseas Chinese Banking Corp., Ltd.
30,201
   1,000    Overseas Union Enterprise
1,235
   3,000    Parkway Holdings Ltd.
3,455
  14,000    S.T. Engineering(a)
13,462
   1,000    Sembawang Shipyards Corp., Ltd.
1,668
  10,000    Singapore Airlines Ltd.
54,906
   3,828    Singapore Press Holdings Ltd.
31,811
   7,000    Singapore Technologies Industrial
               Corp.
6,856
  64,000    Singapore Telecommunication
107,128
   3,000    Straits Trading Co.(a)
1,336
  10,000    United Overseas Bank Ltd.
29,204
   6,000    United Overseas Land
2,422
  10,000    United Industrial Corp.
2,908
                                                   ---------
---

376,704
                                                   ---------
---
            Total common stocks
               (cost US$24,874,915)
15,970,164
                                                   ---------
---
PREFERRED STOCKS--0.6%
Australia
  18,686    News Corp. Ltd.
               (cost US$80,671)                    $
104,028
WARRANTS(a)
Hong Kong
   2,000    Hong Kong & China Gas
            Warrants expiring September 1999
               @ HKD $12.27
91
     900    Hysan Development
            Warrants expiring April 1999
               @ HKD $16.00
1
   1,150    Wharf Holdings Ltd.
            Warrants expiring December 1999
               @ HKD $7.50
22
     800    Kumagai Gumi Ltd.
            Warrants expiring December 1999
               @ HKD $5.00
10
                                                   ---------
---
            Total Warrants
124
                                                   ---------
---
            Total long-term investments
               (cost US$24,955,586)
16,074,316
                                                   ---------
---
Principal
Amount
(000)
SHORT-TERM INVESTMENTS--0.2%
------------------------------------------------------------
U.S. Government Securities
United States
            United States Treasury Bills(c),
     $25    4.20%, 12/17/98
               (cost US$24,734)
24,780
                                                   ---------
---
------------------------------------------------------------
Total Investments--97.9%
            (cost US$24,980,320; Note 4)
16,099,096
            Other assets in excess of
               liabilities--2.1%
342,061
                                                   ---------
---
            Net Assets--100%                       $
16,441,157
                                                   ---------
---
                                                   ---------
---

---------------
(a) Non-income producing security.
(b) Issue in bankruptcy.
(c) Pledged as initial margin for financial futures
contracts.
(d) Fair-valued security.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     8

PRUDENTIAL INDEX SERIES FUND
PRUDENTIAL PACIFIC INDEX FUND
Portfolio of Investments as of September 30, 1998
------------------------------------------------------------
The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 1998 was as follows:

Commercial Banking....................................
10.7%
Telecommunications....................................
9.4
Automobiles & Auto Parts..............................
8.7
Electronics...........................................
4.7
Appliances & Household Durables.......................
4.7
Electrical Utilities..................................
4.0
Drugs & Health Care...................................
4.0
Retail................................................
3.4
Real Estate...........................................
3.4
Diversified Industries................................
2.9
Chemicals.............................................
2.8
Railroads.............................................
2.5
Food & Beverages......................................
2.4
Financial Services....................................
2.2
Machinery & Equipment.................................
2.1
Building & Construction...............................
2.0
Oil & Gas.............................................
1.8
Photography...........................................
1.7
Insurance.............................................
1.7
Broadcasting & Other Media............................
1.6
Transportation & Warehousing..........................
1.5
Wholesale.............................................
1.4
Mining................................................
1.4
Printing & Publishing.................................
1.3
Iron & Steel..........................................
1.3
Office Equipment & Supplies...........................
1.2
Engineering & Construction............................
1.2
Electrical Equipment..................................
1.2%
Rubber................................................
1.1
Cosmetics & Toiletries................................
1.0
Computers.............................................
1.0
Electronic Components.................................
0.9
Airlines..............................................
0.8
Paper.................................................
0.6
Health Care/Acute.....................................
0.6
Building Materials & Components.......................
0.6
Property Investment...................................
0.4
Metals................................................
0.4
Glass Products........................................
0.4
Entertainment.........................................
0.4
Business Services.....................................
0.4
Hotels................................................
0.3
Diversified Resources.................................
0.3
U.S. Treasury Securities..............................
0.2
Gaming................................................
0.2
Containers............................................
0.2
Beverages.............................................
0.2
Apparel...............................................
0.2
Tobacco...............................................
0.1
Textiles..............................................
0.1
Paper & Packaging.....................................
0.1
Computer Software & Services..........................
0.1
Automobiles...........................................
0.1
Agriculture Sector....................................
0.1
                                                        ----
-

98.0%
Other assets in excess of liabilities.................
2.0
                                                        ----
-

100.0%
                                                        ----
-
                                                        ----
-

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     9

                                             PRUDENTIAL
INDEX SERIES FUND
Statement of Assets and Liabilities          PRUDENTIAL
PACIFIC INDEX FUND
------------------------------------------------------------
--------------------

Assets
September 30, 1998
Investments, at value (cost
$24,980,320)................................................
 ...............         $ 16,099,096
Foreign currency, at value (cost
$179,687)...................................................
 ..........              168,132
Cash........................................................
 ...........................................
7,757
Receivable for investments
sold........................................................
 ................              130,077
Due from
manager.....................................................
 ..................................              122,097
Dividends and interest
receivable..................................................
 ....................               64,196
Receivable for Fund shares
sold........................................................
 ................                1,400
Other
assets......................................................
 .....................................                  221

------------------
   Total
assets......................................................
 ..................................           16,592,976

------------------
Liabilities
Accrued
expenses....................................................
 ...................................               70,234
Payable for investments
purchased...................................................
 ...................               68,750
Foreign withholding taxes
payable.....................................................
 .................                8,677
Due to broker-variation
margin......................................................
 ...................                3,219
Payable for Fund shares
repurchased.................................................
 ...................                  939

------------------
   Total
liabilities.................................................
 ..................................              151,819

------------------
Net
Assets......................................................
 .......................................         $ 16,441,157

------------------

------------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 ......         $     25,781
   Paid-in capital in excess of
par.........................................................
 ...........           25,556,412

------------------

25,582,193
   Undistributed net investment
income......................................................
 ...........              149,497
   Accumulated net realized loss on
investments.................................................
 .......             (389,881)
   Net unrealized depreciation on investments and foreign
currencies...................................
(8,900,652)

------------------
Net assets, September 30,
1998........................................................
 .................         $ 16,441,157

------------------

------------------
Net asset value per share
   ($16,441,157 / 2,578,120 shares of beneficial interest
issued and outstanding)......................         $
6.38

------------------

------------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     10

PRUDENTIAL INDEX SERIES FUND
PRUDENTIAL PACIFIC INDEX FUND
Statement of Operations
------------------------------------------------------------

                                                  Year Ended
                                                 September
30,
Net Investment Income                                1998
Income
   Dividends (net of foreign withholding taxes
      of $28,867).............................    $
270,050
   Interest...................................
3,787
                                                 -----------
--
      Total income............................
273,837
                                                 -----------
--
Expenses
   Management fee.............................
79,309
   Custodian's fees and expenses..............
200,000
   Registration fees..........................
55,000
   Legal fees and expenses....................
20,000
   Audit fees and expenses....................
18,000
   Reports to shareholders....................
15,000
   Trustees' fees.............................
7,000
   Transfer agent's fees and expenses.........
300
   Miscellaneous..............................
5,620
                                                 -----------
--
      Total operating expenses................
400,229
   Less: Expense subsidy (Note 2).............
(281,526)
                                                 -----------
--
      Net expenses............................
118,703
                                                 -----------
--
Net investment income.........................
155,134
                                                 -----------
--
Realized and Unrealized Loss on
Investments and Foreign Currency Transactions
Net realized loss on:
   Investment transactions....................
(358,357)
   Foreign currency transactions..............
(28,133)
   Financial futures contracts................
(10,919)
                                                 -----------
--

(397,409)
                                                 -----------
--
Net change in unrealized depreciation on:
   Investments................................
(8,581,191)
   Foreign currencies.........................
(3,727)
   Financial futures contracts................
(7,251)
                                                 -----------
--

(8,592,169)
                                                 -----------
--
Net loss on investments and foreign
   currencies.................................
(8,989,578)
                                                 -----------
--
Net Decrease in Net Assets
Resulting from Operations.....................
$(8,834,444)
                                                 -----------
--
                                                 -----------
--

PRUDENTIAL INDEX SERIES FUND
PRUDENTIAL PACIFIC INDEX FUND
Statement of Changes in Net Assets
------------------------------------------------------------

                                                 September
24, 1997(a)
                                 Year Ended
Through
Increase (Decrease)             September 30,
September 30,
in Net Assets                       1998
1997
Operations
   Net investment income......   $    155,134         $
53,553
   Net realized loss on
      investments and foreign
      currency transactions...       (397,409)
(46,210)
   Net change in unrealized
      depreciation on
      investments and foreign
      currencies..............     (8,592,169)
(308,483)
                                -------------    -----------
----------
   Net decrease in net assets
      resulting from
      operations..............     (8,834,444)
(301,140)
                                -------------    -----------
----------
Dividends from net investment
   income (Note 1)............        (25,244)
--
                                -------------    -----------
----------
Fund share transactions (Note
   5)
   Net proceeds from shares
      sold....................        942,289
25,000,200
   Net asset value of shares
      issued in reinvestment
      of dividends............         25,244
--
   Cost of shares
      reacquired..............       (365,748)
--
                                -------------    -----------
----------
   Net increase in net assets
      from Fund share
      transactions............        601,785
25,000,200
                                -------------    -----------
----------
Total increase (decrease).....     (8,257,903)
24,699,060
                                -------------    -----------
----------
Net Assets
Beginning of period...........     24,699,060
0
                                -------------    -----------
----------
End of period(b)..............   $ 16,441,157
$24,699,060
                                -------------    -----------
----------
                                -------------    -----------
----------
---------------
(a) Commencement of investment operations.
(b) Includes undistributed net
    investment income of......   $    149,497         $
7,343
                                -------------    -----------
----------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     11

                                     PRUDENTIAL INDEX SERIES
FUND
Notes to Financial Statements        PRUDENTIAL PACIFIC
INDEX FUND
------------------------------------------------------------
--------------------
Prudential Index Series Fund, (the 'Company') is registered
under the Investment
Company Act of 1940 as an open-end, diversified management
investment company.
The Company was established as a Delaware business trust on
May 11, 1992 and
currently consists of five separate funds. Prudential
Pacific Index Fund (the
'Fund') commenced investment operations on September 24,
1997 when 2,500,020
shares of beneficial interest of the Fund were sold for
$25,000,200 to The
Prudential Insurance Company of America ('The Prudential').
The investment
objective of the Fund is to seek to provide investment
results that correspond
to the price and yield performance of a broad-based index of securities of
issuers in the Pacific region, currently the Morgan Stanley
Capital
International Pacific Free Index ('MSCI-PFI').
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Company and the Fund in the preparation of its financial
statements.
Securities Valuation: Securities for which the primary
market is on an exchange
are valued at the last sale price on such exchange on the
day of valuation or,
if there was no sale on such day, at the mean between the
last bid and asked
prices on such day or at the bid price in the absence of an
asked price.
Securities that are actively traded in the over-the-counter
market, including
listed securities for which the primary market is believed
to be
over-the-counter, are valued by an independent pricing agent or a principal
market maker. U.S. Government securities for which market
quotations are readily
available are valued at a price provided by an independent
broker/dealer or
pricing service. Securities for which reliable market
quotations are not
available or for which the pricing agent or principal market maker does not
provide a valuation or methodology or provides a valuation
or methodology that,
in the judgment of the subadviser, does not represent fair
value, are valued at
fair value as determined by procedures established by the
Company's Trustees.
Due to current market conditions, the Company's Board of
Directors reduced the
valuation of securities held in Malaysian currency by 30
percent effective
September 30, 1998.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost.
In connection with transactions in repurchase agreements
with U.S. financial
institutions, it is the Company's policy that its custodian
or designated
subcustodians under triparty repurchase agreements, as the
case may be, takes
possession of the underlying collateral securities, the
value of which exceeds
the principal amount of the repurchase transaction including accrued interest.
To the extent that any repurchase transaction exceeds one
business day, the
value of the collateral is marked-to-market on a daily basis to ensure the
adequacy of the collateral. If the seller defaults and the
value of the
collateral declines or if bankruptcy proceedings are
commenced with respect to
the seller of the security, realization of the collateral by the Fund may be
delayed or limited.
All securities are valued as of 4:15 p.m., New York time. Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated
into U.S. dollars on
the following basis:
(i) market value of investment securities, other assets and
liabilities--at the
closing rates of exchange;
(ii) purchases and sales of investment securities, income
and expenses--at the
rate of exchange prevailing on the respective dates of such
transactions.
Although the net assets of the Fund are presented at the
foreign exchange rates
and market values at the close of the fiscal year, the Fund
does not isolate
that portion of the results of operations arising as a
result of changes in the
foreign exchange rates from the fluctuations arising from
changes in the market
prices of securities held at the end of the fiscal year.
Similarly, the Fund
does not isolate the effect of changes in foreign exchange
rates from the
fluctuations arising from changes in the market prices of
long-term debt
securities sold during the fiscal year. Accordingly,
realized foreign currency
gains (losses) are included in the reported net realized
gains on investment
transactions.
Net realized losses on foreign currency transactions
represent net foreign
exchange gains or losses from forward currency contracts,
disposition of foreign
currencies, currency gains or losses realized between the
trade and settlement
dates on security transactions, and the difference between
the amounts of
interest, dividends and foreign taxes recorded on the Fund's books and the U.S.
dollar equivalent amounts actually received or paid. Net
currency gains and
losses from valuing foreign currency denominated assets and
liabilities at
fiscal year-end exchange rates are reflected as a component
of unrealized
appreciation on investments and foreign currencies.
------------------------------------------------------------
--------------------
                                       12

                                          PRUDENTIAL INDEX
SERIES FUND
Notes to Financial Statements             PRUDENTIAL PACIFIC
INDEX FUND
------------------------------------------------------------
--------------------
Foreign security and currency transactions may involve
certain considerations
and risks not typically associated with those of domestic
origin as a result of,
among other factors, the possibility of political and
economic instability and
the level of governmental supervision and regulation of
foreign securities
markets.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses from
investment and
foreign currency transactions are calculated on the
identified cost basis.
Dividend income is recorded on the ex-dividend date and
interest income is
recorded on the accrual basis. Expenses are recorded on the
accrual basis which
may require the use of certain estimates by management. Financial futures contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of
securities at a set price
for delivery on a future date. Upon entering into a
financial futures contract,
the Fund is required to pledge to the broker an amount of
cash and/or other
assets equal to a certain percentage of the contract amount.
This amount is
known as the 'initial margin.' Subsequent payments, known as
'variation margin,'
are made or received by the Fund each day, depending on the
daily fluctuations
in the value of the underlying security. Such variation
margin is recorded for
financial statement purposes on a daily basis as unrealized
gain or loss. When
the contract expires or is closed, the gain or loss is
realized and is presented
in the statement of operations as net realized gain (loss)
on financial futures
contracts.
The Fund invests in financial futures contracts in order to
hedge existing
portfolio securities, or securities the Fund intends to
purchase, against
fluctuations in value. Under a variety of circumstances, the
Fund may not
achieve the aniticipated benefits of the financial futures
contracts and may
realize a loss. The use of futures transactions involves the risk of imperfect
correlation in movements in the price of futures contracts
and the underlying
assets.
Dividends and Distributions: The Fund expects to pay
dividends of net investment
income and distributions of net realized capital and
currency gains, if any,
annually. Dividends and distributions are recorded on the ex-
dividend date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Taxes: For federal income tax purposes, each fund in the
Company is treated as a
separate tax paying entity. It is the Fund's policy to
continue to meet the
requirements of the Internal Revenue Code applicable to
regulated investment
companies and to distribute all of its taxable income to
shareholders.
Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund's understanding of
the applicable
country's tax rules and rates.
Reclassification of Capital Accounts: The Fund accounts for
and reports
distributions to shareholders in accordance with the
American Institute of
Certified Public Accountants Statement of Position 93-2:
Determination,
Disclosure, and Financial Statement Presentation of Income,
Capital Gain, and
Return of Capital Distributions by Investment Companies. The
effect of applying
this statement was to increase undistributed net investment
income by $12,264,
decrease accumulated net realized loss on investments by
$7,528, and decrease
paid-in-capital by $19,792 for certain expenses not being
deductible for tax
purposes and for net realized foreign currency losses. Net
investment income,
net realized gains and net assets were not affected by these changes.
------------------------------------------------------------
Note 2. Agreements
The Company has a management agreement with Prudential
Investments Fund
Management LLC ('PIFM'). Pursuant to this agreement, PIFM
has responsibility for
all investment advisory services and supervises the
subadviser's performance of
such services. PIFM has entered into a subadvisory agreement with The Prudential
Investment Corporation ('PIC'); PIC furnishes investment
advisory services in
connection with the management of the Company. PIFM pays for the cost of the
subadviser's services, the compensation of officers of the
Company, occupancy
and certain clerical and bookkeeping costs of the Company.
The Company bears all
other costs and expenses.
The management fee paid PIFM is computed daily and payable
monthly at an annual
rate of .40 of 1% of the average daily net assets of the
Fund.
PIFM has agreed to subsidize the operating expenses of the
Fund so that total
Fund operating expenses do not exceed .60% on an annualized
basis of the Fund's
average daily net assets. This voluntary waiver may be
terminated at any time
without notice. For the year ended September 30, 1998, PIFM
subsidized $281,526
of the expenses of the Fund (1.42% of average net assets
$0.11 per share).
------------------------------------------------------------
--------------------
                                       13

                                           PRUDENTIAL INDEX
SERIES FUND
Notes to Financial Statements              PRUDENTIAL
PACIFIC INDEX FUND
------------------------------------------------------------
--------------------
The Company had a distribution agreement with Prudential
Securities Incorporated
('PSI'), which acted as the distributor of the Company
through May 31, 1998.
Prudential Investment Management Services ('PIMS') became
the Company's
distributor effective June 1, 1998 and is serving the
Company under the same
terms and conditions as under the arragement with PSI. No
distribution or
service fees are paid to PIMS as distributor of the Fund. PSI, PIFM, PIC and PIMS are indirect, wholly owned subsidiaries of The
Prudential.
The Company, along with other affiliated registered
investment companies (the
'Funds'), has a credit agreement (the 'Agreement') with an
unaffiliated lender.
The maximum commitment under the Agreement is $200,000,000.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve as an alternative source of funding for capital
share redemptions. The
Fund did not borrow any amounts pursuant to the Agreement
during the year ended
September 30, 1998. The Funds pay a commitment fee at an
annual rate of .055 of
1% on the unused portion of the credit facility. The
commitment fee is accrued
and paid quarterly on a pro rata basis by the Funds. The
Agreement expired on
December 30, 1997 and has been extended through December 29,
1998 under the same
terms.
------------------------------------------------------------
Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Company's transfer agent. During the year
ended September 30,
1998, the Fund incurred fees of approximately $200 for the
services of PMFS.
Transfer agent fees and expenses in the Statement of
Operations also include
certain out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the year ended September 30, 1998 were $1,057,544 and $302,382, respectively.
The cost basis of investments for federal income tax purposes at September 30,
1998 was $24,985,283 and, accordingly, net unrealized depreciation for federal income tax purposes was $8,886,187 (gross unrealized appreciation--$152,556;
gross unrealized depreciation--$9,038,743).
The Fund elected to treat approximately $20,600 of net currency losses and
$376,500 of net capital losses incurred during the 11-month period ended
September 30, 1998 as having been incurred in the following fiscal year.
During the year ended September 30, 1998, the Fund entered into financial futures contracts. Details of open contracts as of September 30, 1998 are as follows:

                                                 Value at
Value at       Unrealized
  Number of                      Expiration    September 30,
Trade       Appreciation/
  Contracts          Type           Date           1998
Date       (Depreciation)
--------------    -----------    ----------    -------------
--------     --------------
Long Positions:
10                Nikkei 300     Dec. 1998       $ 149,647
$156,898        $ (7,251)

------

------

------------------------------------------------------------
Note 5. Capital
The Fund has authorized an unlimited number of Class Z shares of beneficial interest at $.001 par value per share. Class Z shares are not subject to any sales or redemption charges and are offered exclusively for sale to a limited group of investors. Transactions in shares of beneficial interest for the fiscal year ended September 30, 1998 and for the period September 24, 1997 through
September 30, 1997 were as follows:

                                                      Shares
                                                     -------
--
Year ended September 30, 1998:
Shares sold........................................
122,342
Shares issued in reinvestment of dividends.........
3,333
Shares reacquired..................................
(47,575)
                                                     -------
--
Net increase in shares outstanding.................
78,100
                                                     -------
--
                                                     -------
--
Period September 24, 1997* to
  September 30, 1997:
Shares sold........................................
2,500,020
                                                     -------
--
Net increase in shares outstanding.................
2,500,020
---------------
  * Commencement of investment operations.

As of September 30, 1998, 2,530,305 of the outstanding
shares were owned by The
Prudential.
------------------------------------------------------------
--------------------
                                       14

                                         PRUDENTIAL INDEX
SERIES FUND
Financial Highlights                     PRUDENTIAL PACIFIC
INDEX FUND
------------------------------------------------------------
--------------------

Year Ended          September 24, 1997(a)

September 30,               Through

1998               September 30, 1997

-------------        ----------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.............................................        $
9.88                  $  10.00

------                    ------
Income from investment operations
Net investment
income(c)...................................................
 ......           0.06                      0.02
Net realized and unrealized loss on investment and foreign
currency

transactions................................................
 ..................          (3.55)                    (0.14)

------                    ------
   Total from investment
operations..............................................
(3.49)                    (0.12)

------                    ------
Less distributions
Dividends from net investment
income.............................................
(.01)                       --

------                    ------
Net asset value, end of
period...................................................
$  6.38                  $   9.88

------                    ------

------                    ------
TOTAL
RETURN(d)...................................................
 ...............         (35.54)%                   (1.20)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..................................................
$16,441                  $ 24,699
Average net assets
(000).......................................................
 ..        $19,827                  $ 24,802
Ratios to average net assets: (c)

Expenses....................................................
 ..................            .60%
 .60%(b)
   Net investment
income......................................................
 ...            .78%                    13.14%(b)
Portfolio
turnover....................................................
 ...........              2%                        0%

---------------
(a) Commencement of investment operations.
(b) Annualized.
(c) Net of expense subsidy.
(d) Total return is calculated assuming a purchase of shares on the first day
    and a sale on the last day of each period reported and
includes reinvestment
    of dividends and distributions. Total returns for
periods of less than a
    full year are not annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     15

                                             PRUDENTIAL
INDEX SERIES FUND
Report of Independent Accountants            PRUDENTIAL
PACIFIC INDEX FUND
------------------------------------------------------------
--------------------
To the Shareholders and Board of Trustees
Prudential Index Series Fund--Prudential Pacific Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Index Series
Fund--Prudential Pacific Index Fund (the 'Fund', one of the portfolios constituting Prudential Index Series Fund) at September 30, 1998, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year then ended and for the period September 24,
1997 (commencement of operations) through September 30, 1997, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
November 20, 1998


                                            PRUDENTIAL INDEX
SERIES FUND
Tax Information (Unaudited)                 PRUDENTIAL
PACIFIC INDEX FUND
------------------------------------------------------------
--------------------
We are required by the Internal Revenue Code to advise you within 60 days of the
Fund's fiscal year-end (September 30, 1998) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, during the fiscal year ended September 30, 1998, dividends paid from net investment income were $.01 per Class Z share which is taxable as ordinary income.
We wish to advise you that the dividends received deduction for the Fund is zero. Only funds that invest in U.S. equity securities are entitled to pass-through a corporate dividends received deduction.

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders. Please be advised that .15% of the dividends paid from ordinary income in the fiscal year ended September 30, 1998 qualify for each of these states' tax exclusion.

The Fund has elected to give the benefit of foreign tax credits to its shareholders. Accordingly, shareholders who must report their gross income dividends and distributions in a federal income tax return will be entitled to a foreign tax credit, or an itemized deduction in computing their U.S. income tax liability. It is generally more advantageous to claim a credit rather than take a deduction. For the fiscal year ended September 30, 1998 the Fund intends on passing through 14.6% of ordinary income distributions as a foreign tax credit.

In January 1999, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV
as to the federal tax status of the dividends, distributions and foreign tax
credits received by you in calendar year 1998.
------------------------------------------------------------
--------------------

Comparing A $10,000 Investment.
--------------------------------------------
Prudential Pacific Index Fund vs. the Morgan
Stanley Capital International (MSCI) Pacific
Free Index.

Class Z
(CHART)

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.

This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in the Prudential Pacific Index Fund (Class Z shares) with a similar investment in the Morgan Stanley Capital International (MSCI) Pacific
Free Index (the Index) by portraying the initial account values at the commencement of operations of Class Z, and the subsequent account values at the end of the fiscal year (September 30), as measured on a quarterly basis, beginning in 1997. For purposes of the graph, and unless otherwise indicated in the accompanying table, it has been assumed that all dividends and distributions were reinvested. Class Z shares are not subject to a sales charge or distribution fee. Class Z shares have been in existence less than one year, therefore no average annual returns are presented. Without waiver of management fees and/or expense subsidization, the Fund's cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

The Index is an unmanaged, diversified, capitalization-weighted index currently consisting of approximately 522 equity securities listed on the stock exchanges of Australia, Japan, Hong Kong, New Zealand, Singapore, and
Malaysia. The Index
includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund.
The securities in the Index may differ substantially from the securities in the
Fund. The Index is not the only one that may be used to characterize performance of stock funds, and other indexes may portray different comparative performance. Investors cannot invest directly in an index.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Mendel A. Melzer, CFA
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Brian M. Storms
Louis A. Weil, III
Clay T. Whitehead

Officers
Brian M. Storms, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Marguerite E.H. Morrison, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

74431F829             MF174E9

(ICON)
Prudential
Stock Index
Fund

ANNUAL
REPORT
Sept. 30, 1998
(LOGO)

Prudential Stock Index Fund
A Series of the Prudential Index Series Fund

Performance At A Glance.
Despite a 19% drop this summer -- hovering on the edge of the 20% definition of a bear market -- S&P 500 stocks provided a nine percent overall return for the
12 months ended September 30, 1998. This is a respectable, although below-average, return by historical standards. The Prudential
Stock Index Fund
performed in line with the Lipper S&P 500 Fund Average, and well ahead of the average equity managed mutual fund.

                                           One
Five                  Since
                                           Year
Years               Inception2
  Cumulative
Total Returns1
 As of 9/30/98         Class Z               8.61% (8.56)
141.54% (141.23)     169.88% (169.53)
                       Class I               8.69  (8.64)
N/A              8.69  (8.55)
                       Lipper S&P 500
                       Fund Avg.3                8.48
142.78                **
                       S&P 500 Index4            9.08
147.85               ***

Average
Annual Total
  Returns1
As of 9/30/98                              One
Five                  Since
                                           Year
Years               Inception2
                        Class Z               8.61% (8.56)
19.29% (19.26)      18.33% (18.30)
                        Class I               8.69  (8.64)
N/A            7.42  (7.30)

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1  Source: Prudential Investments Fund Management and Lipper
Analytical
Services. Without waiver of management fees and/or expense subsidization, the
Fund's cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2  Inception dates: Class Z, 11/5/92; and Class I, 8/1/97.
For Class Z, the
Lipper reporting period begins 10/31/92. For Class I, the
Lipper reporting
period begins 7/31/97.

3 Lipper average returns are for all funds in each share class for the one- and five-year periods in the S&P 500 Fund category.

4 The Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) is a market capitalization-weighted index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock
Exchange. The S&P 500 is an unmanaged index and the total return includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The S&P 500 is not the only index that may be used to characterize performance of equity funds, and other indexes may portray different comparative performance.
Investors cannot invest directly in an index.

** Lipper Since Inception returns are 172.20% for Class Z and 7.97% for Class
I based on all funds in each share class.

***The S&P 500 Since Inception returns are 179.04% for Class
Z and 8.61% for
Class I.

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different
-- we provide 12-
month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical
20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

(PHOTO)
Portfolio
Manager's Report

The Prudential Stock Index Fund aims to provide investment results that mirror the performance of Standard & Poor's 500 Composite Stock Price Index. The S&P
500 is widely regarded as representative of the performance of the U.S. stock market as a whole, and is comprised of stocks that represent more than 70% of the total market value of all publicly traded U.S. common stocks. The difference between the Fund's return and that of the Index is primarily fees and management expenses. There can be no assurance that the Fund will achieve its investment objective.

The Rich Get Richer.
Over the past 12 months, the most expensive stocks -- the most richly priced, in financial jargon -- got richer (even more expensive).
Other stocks fell.
Few investors expected this. The Lipper Growth Fund Average was negative. But the few winning stocks drove the S&P 500 to a solidly positive return. Our
Index Fund, of course, owned both the gainers and losers, but averaged a good return in a difficult market.
                  -- John Moschberger,
                          Fund Manager

Market Review.
Although the S&P 500 had a positive return over the 12 months ended September
30, 1998, gains became increasingly concentrated in a small number of stocks.
As investors became more concerned about the impact of the Asian economic slowdown and Russian turmoil, they focused on the very largest companies because they expected large-company earnings to be stable and their stocks readily marketable. The price of the average stock for companies that were smaller than the largest fifth dropped sharply, with a clear relation between small size and large price decline. Market capitalization (the market price for all of a firm's outstanding stock) was the greatest influence on stock return within the S&P 500, and the S&P 500 outperformed the indexes of smaller-company stocks. Independent of size, earnings per share
(EPS) and EPS growth
also affected stock performance, according to a Lehman
Brothers analysis.

The Gaining Sectors.
The best-performing S&P 500 sector was communication services (wireless, long-distance, and local telephone service) with a 43% gain.
Bellsouth (up 67%) and
Airtouch Communications (up 61%) were the best performers.
Health care
companies accounted for 13% of the S&P 500 Index, and they averaged a 38% return. This was the primary contribution to the Index's positive return for the year. The health care sector includes industries with very different business outlooks: Drug retailers (up 56%) and drug companies (up 50%) were among the top three S&P 500 groups, while long-term-care companies (down 50%) and managed-care companies (down 30%) reflected the difficulties in managing health service delivery.

Utilities, up 30% on average, also had an excellent year. They traditionally perform well when investors are concerned about earnings because demand for their services is less dependent on economic growth and they have not been subjected to competitive pressures. Electric companies led with a 35% gain.

There was a sharp drop in performance from these market leaders to the next best-performing sector, technology, up 13%. Computer-related industries -- peripherals (up 48%), networking (up 38%), and software and services (up 38%)
-- had an excellent year. Electronics firms -- semiconductor equipment (down
51%), instrumentation (down 23%) and semiconductors (down 13%) -- represented the losers. These firms were particularly affected by the Asian downturn.

Consumer staples (up 10%) and consumer cyclicals (companies that perform better in an economic expansion -- up 6%) completed the list of positive sectors. The staples were led by broadcasters (up 53%). Individual company performance stands out among consumer cyclicals: Wal-Mart was up 50% and Home
Depot up 52%, while Toys R Us was down 54% and Sears Roebuck down 21%; Ford
Motor was up 60%, while General Motors was down 11%.

    S&P 500 Index
 Annual Total Return
by Sector as of 9/30/98.

Communication Services       43%
Health Care                  38%
Utilities                    30%
Technology                   13%
Industrials                  11%
Consumer Staples             10%
Consumer Cyclicals            6%
Financials                   -3%
Capital Goods                -5%
Energy                       -5%
Transportation              -13%
Basic Materials             -16%

S&P 500 Index                 9%
Source: Standard & Poor's

The Losing Sectors.
Financials were particularly hurt by fears of exposure first to the Asian financial crisis, then to the Russian default, and then to hedge funds and other market speculators. Although the sector overall only declined 2.5%, investment banks/brokerages fell 27% and money center banks 18%. These were partially offset by the positive 15% returns of consumer finance companies, which serve the strong consumer part of the U.S. economy and had little, if any, exposure to the problems that worried investors.

General Electric alone comprises 3.2% of the S&P 500, but even so, its 18% return wasn't enough to pull the capital goods sector into positive territory.
The sector's five percent decline was very broad-based, reflecting concerns of an economic slowdown. The energy sector lost five percent also because of the warm El Nino winter and a very unfavorable supply/demand situation for oil.

Transportation averaged a 13% loss. Only the airlines managed a gain (12%).
Airfreight, truckers, and railroads suffered from the general fear of an economic slowdown.

The biggest loser was basic materials, down 16%. The president of Phelps
Dodge's mining and minerals division said, "We are dealing with the lowest annual average copper price, on an inflation-adjusted basis, of the century."
The broad range of commodity prices, as captured by the Goldman Sachs
Commodity Index, was at about 10-year lows. Forest products, metals, chemicals, and agricultural products all were cheap, and the companies that made them suffered. This is a cyclical sector, and the global economic slowdown and investors' fears of worse to come affected returns.

Looking Forward.
Historically, the stock market is a leading indicator. With the S&P 500 19%
off its high, the market is clearly expecting a slowdown in U.S. and global economies. While asset prices may continue to fall if expectations move from recession to depression, we expect the market itself to improve before the economy does.

        How The S&P 500 Index Performed.
                 (GRAPH)
The S&P 500 Index, composed of stocks representing approximately 70% of the total market value of all publicly traded U.S. common stocks, is widely regarded as representative of the performance of the U.S. stock market as a whole. "Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500", and
"500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Prudential and its affiliates and subsidiaries. Prudential Stock
Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Fund. The performance cited does not represent the performance of the Prudential Stock
Index Fund. Past performance is not indicative of future results. Investors cannot invest directly in an index.

Source: Lipper Analytical Services, Inc.
------------------------------------------------------------
-------------------
                                    1

President's Letter
November 9, 1998
(PHOTO)
                         Guarding Against Uncertainty.
Dear Shareholder:
As we enter the final months of the year, the news from the financial markets is decidedly mixed. After setting record highs earlier, stocks, as measured by the Dow Jones Industrial Average, experienced a series of steep sell-offs in late summer. The market rebounded in early fall, helped by two interest rate cuts by the Federal Reserve.

During this uncertainty there was also good news to report.
Bonds appreciated
as investors fled troubled Asian and other emerging markets for the safe haven of U.S. debt securities - especially Treasuries. The U.S.
economy remains
strong, with steady growth and low inflation.

Guarding against uncertainty in the current market environment can be challenging. That's why it is important to manage your expectations and diversify your portfolio.

Keep A Good Perspective.
Experienced mutual fund investors understand that financial markets will always rise and fall - that's what markets do. Although past performance may not be indicative of future results, stocks and bonds have, over time, consistently produced attractive returns that have kept ahead of inflation.
In fact, investors who remained focused on the long term and did not sell during the recent market volatility were rewarded. Stock prices, as measured by the Standard & Poor's 500 Index, have rebounded nearly 25% since their
August Lows -- setting a new record high on November 23, 1998.

Diversify. Diversify. Diversify.
Because asset classes seldom move in lockstep, owning a mix of stock, bond, and money market mutual funds can help lessen the effects of a market downturn over time. In fact, a well-diversified portfolio may retain or perhaps even gain in value during times of uncertainty.

We're Here To Help.
How diversified is your portfolio? Your Prudential professional will be glad to review your current allocations. He or she will recommend adjustments based upon your goals, market conditions, risk tolerance, and potential investment opportunities.

Thank you for your confidence in Prudential mutual funds.
We'll continue to do
our part in keeping you informed.

Sincerely,

Brian M. Storms
President
------------------------------------------------------------
-------------------
                                 2

PRUDENTIAL INDEX SERIES FUND
Portfolio of Investments as of September 30, 1998
PRUDENTIAL STOCK INDEX FUND
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--97.8%
COMMON STOCKS--97.8%
------------------------------------------------------------
Aerospace/Defense--1.6%
  3,325    Aeroquip-Vickers, Inc.                 $
95,594
 68,724    Allied Signal, Inc.
2,431,111
123,584    Boeing Co.
4,240,476
 15,106    General Dynamics Corp.
758,132
 24,278    Lockheed Martin Corp.
2,447,526
  8,120    Northrop Grumman Corp.
592,760
 41,544    Raytheon Co.
2,240,779
 24,663    Rockwell International Corp.
890,951
 28,360    United Technologies Corp.
2,167,768
                                                  ----------
----

15,865,097
------------------------------------------------------------
Airlines--0.4%
 22,149    AMR Corp.(a)
1,227,885
  9,242    Delta Airlines, Inc.
898,784
 41,322    Southwest Airlines Co.
826,440
 12,521    USAir Group, Inc.(a)
633,876
                                                  ----------
----

3,586,985
------------------------------------------------------------
Aluminum--0.3%
 28,529    Alcan Aluminum Ltd.
668,649
 22,916    Aluminum Co. of America
1,627,036
  8,836    Reynolds Metals Co.
448,979
                                                  ----------
----

2,744,664
------------------------------------------------------------
Automobiles & Trucks--1.7%
 78,533    Chrysler Corp.
3,759,767
  4,579    Cummins Engine Co., Inc.
136,225
 20,140    Dana Corp.
751,474
147,989    Ford Motor Co.
6,946,234
 81,778    General Motors Corp.
4,472,234
 22,699    Genuine Parts Co.
682,389
 10,576    Johnson Controls, Inc.
491,784
  8,760    Navistar International Corp.(a)
198,195
                                                  ----------
----

17,438,302
Banking--7.4%
 42,793    Associates First Capital Corp.         $
2,792,243
 86,194    Banc One Corp.
3,674,019
 35,828    BankBoston Corp.
1,182,324
 91,336    Bank of New York Co., Inc.
2,500,323
 84,194    BankAmerica Corp.
5,062,164
 11,877    Bankers Trust Corp.
700,743
  7,989    Capital One Financial
826,861
105,084    Chase Manhattan Corp.
4,544,883
 55,208    Citicorp
5,130,893
 19,161    Comerica, Inc.
1,050,262
 33,064    Fifth Third Bancorp
1,901,180
 35,631    First Chicago Corp.
2,440,724
118,649    First Union Corp.
6,073,346
 34,572    Fleet Financial Group, Inc.
2,538,881
  6,964    Golden West Financial Corp.
569,742
 14,955    H.F. Ahmanson & Co.
830,003
 25,410    Huntington Bancshares, Inc.
638,426
 21,690    J.P. Morgan & Co., Inc.
1,835,516
 53,535    KeyCorp
1,545,823
 32,273    Mellon Bank Corp.
1,777,032
 19,086    Mercantile Bancorporation, Inc.
923,285
 40,749    National City Corp.
2,686,887
116,894    NationsBank Corp.
6,253,829
 13,581    Northern Trust Corp.
926,903
 93,810    Norwest Corp.
3,359,571
 37,136    PNC Bank Corp.
1,671,120
 11,334    Providian Financial Corp.
961,265
 12,829    Republic New York Corp.
506,746
 19,731    State Street Corp.
1,076,573
 22,077    Summit Bancorp
827,888
 26,183    Suntrust Banks, Inc.
1,623,346
 91,058    U.S. Bancorp
3,238,250
  3,000    Union Planters Corp.
150,750
 10,463    Wells Fargo & Co.
3,714,365
                                                  ----------
----

75,536,166

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

PRUDENTIAL INDEX SERIES FUND
Portfolio of Investments as of September 30, 1998
PRUDENTIAL STOCK INDEX FUND
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Beverages--2.7%
  4,847    Adolph Coors Co.                       $
222,659
 59,527    Anheuser Busch Companies, Inc.
3,214,458
  8,338    Brown-Forman Corp.
500,280
302,732    Coca-Cola Co.
17,444,932
182,981    PepsiCo, Inc.
5,386,503
 41,821    Seagram Co., Ltd.
1,199,740
                                                  ----------
----

27,968,572
------------------------------------------------------------
Chemicals--1.8%
 29,032    Air Products & Chemicals, Inc.
863,702
 27,494    Dow Chemical Co.
2,349,019
139,415    E.I. du Pont de Nemours & Co.
7,824,667
  9,693    Eastman Chemical Co.
488,891
  4,273    FMC Corp.(a)
220,327
 11,631    Hercules, Inc.
349,657
 73,630    Monsanto Co.
4,150,891
  9,098    Nalco Chemical Co.
268,391
  1,450    Octel Corp.
19,937
 22,245    Rohm & Haas Co.
618,689
 11,816    Sigma-Aldrich Corp.
341,187
 16,553    Union Carbide Corp.
713,848
                                                  ----------
----

18,209,206
------------------------------------------------------------
Chemical-Specialty--0.2%
 17,704    Engelhard Corp.
313,139
  6,890    Great Lakes Chemical Corp.
267,849
 15,765    Morton International, Inc.
344,859
 19,079    Praxair, Inc.
623,645
 10,164    Raychem Corp.
247,748
  8,344    W.R. Grace & Co.
103,779
                                                  ----------
----

1,901,019
Commercial Services--0.1%
 10,019    Deluxe Corp.                           $
284,915
 10,134    Moore Corp. Ltd.
107,041
                                                  ----------
----

391,956
------------------------------------------------------------
Computer Software & Services--7.7%
 43,262    3Com Corp.(a)
1,300,564
  8,105    Adobe Systems, Inc.
281,142
  5,205    Autodesk, Inc.
136,631
 37,139    Automatic Data Processing, Inc.
2,776,140
  8,000    BMC Software Inc.(a)
480,500
 17,685    Cabletron Systems, Inc.(a)
198,956
  8,895    Ceridian Corp.(a)
510,351
190,886    Cisco Systems, Inc.(a)
11,799,141
 68,058    Computer Associates International,
             Inc.
2,518,146
 18,951    Computer Sciences Corp.(a)
1,032,829
157,820    Dell Computer Corp.(a)
10,376,665
 61,404    EMC Corp.(a)
3,511,541
 54,932    First Data Corp.
1,290,902
 19,246    Gateway 2000 Inc.(a)
1,003,198
 10,010    KLA Instruments Corp.(a)
248,999
 25,808    Micron Technology, Inc.
785,531
302,553    Microsoft Corp.(a)
33,299,740
 43,302    Novell, Inc.(a)
530,449
118,640    Oracle Corp.(a)
3,455,390
 32,079    Parametric Technology Co.(a)
322,795
 29,665    Seagate Technology, Inc.(a)
743,479
 21,546    Silicon Graphics, Inc.(a)
201,994
 46,112    Sun Microsystems, Inc.(a)
2,296,954
                                                  ----------
----

79,102,037
------------------------------------------------------------
Construction--0.1%
  9,737    Fluor Corp.
399,826
  4,714    Foster Wheeler Corp.
64,818
  4,791    Kaufman & Broad Home Corp.
112,289
  5,743    Pulte Corp.
141,062
                                                  ----------
----

717,995

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

PRUDENTIAL INDEX SERIES FUND
Portfolio of Investments as of September 30, 1998
PRUDENTIAL STOCK INDEX FUND
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Containers--0.1%
  3,758    Ball Corp.                             $
132,469
  6,905    Bemis Co., Inc.
242,107
 14,976    Crown Cork & Seal Co., Inc.(a)
400,608
 19,126    Owens-Illinois, Inc.(a)
478,150
                                                  ----------
----

1,253,334
------------------------------------------------------------
Cosmetics & Soaps--2.2%
  6,657    Alberto-Culver Co.
155,607
 33,472    Avon Products, Inc.
939,308
 12,666    Clorox Co.
1,044,945
 36,065    Colgate-Palmolive Co.
2,470,453
137,439    Gillette Co.
5,257,042
 13,275    International Flavors & Fragrances,
             Inc.
438,075
164,619    Procter & Gamble Co.
11,677,660
                                                  ----------
----

21,983,090
------------------------------------------------------------
Diversified Gas--0.1%
 25,503    Coastal Corp.
860,726
  2,508    Eastern Enterprises, Inc.
105,649
  5,423    NICOR, Inc.
224,716
  3,576    Oneok, Inc.
121,584
                                                  ----------
----

1,312,675
------------------------------------------------------------
Drugs & Medical Supplies--12.2%
189,074    Abbott Laboratories
8,212,902
  8,391    Allergan, Inc.
489,825
 11,403    ALZA Corp.(a)
494,605
161,691    American Home Products Corp.
8,468,566
 31,331    Amgen, Inc.(a)
2,367,449
  7,238    Bausch & Lomb, Inc.
284,996
 35,037    Baxter International, Inc.
2,084,701
 30,712    Becton Dickinson & Co.
1,263,031
 13,188    Biomet, Inc.(a)
457,459
 23,831    Boston Scientific Corp.(a)
1,224,318
122,307    Bristol-Myers Squibb Co.
12,704,640
  6,856    C.R. Bard, Inc.
252,815
 16,566    Cardinal Health, Inc.                  $
1,710,439
135,597    Eli Lilly & Co.
10,618,940
 18,374    Guidant Corp.
1,364,269
164,874    Johnson & Johnson
12,901,390
  8,203    Mallinckrodt, Inc.
166,623
 57,779    Medtronic, Inc.
3,343,960
146,222    Merck & Co., Inc.
18,944,888
160,586    Pfizer, Inc.
17,012,079
 62,014    Pharmacia & Upjohn, Inc.
3,112,328
 89,962    Schering- Plough Corp.
9,316,690
 10,366    St. Jude Medical, Inc.(a)
239,714
  9,156    United States Surgical Corp.
381,691
100,556    Warner-Lambert Co.
7,591,978
                                                  ----------
----

125,010,296
------------------------------------------------------------
Electronics--3.9%
 17,062    Advanced Micro Devices, Inc.(a)
316,713
 26,692    AMP, Inc.
954,239
 16,006    Apple Computer, Inc.
610,229
  4,741    Data General Corp.(a)
51,558
  5,085    EG&G, Inc.
115,048
 48,100    Electronic Data Systems Corp.
1,596,319
 54,475    Emerson Electric Co.
3,391,069
 10,106    Harris Corp.
323,392
127,718    Hewlett-Packard Co.
6,761,072
207,172    Intel Corp.
17,764,999
 16,522    LSI Logic Corp.(a)
208,590
 73,612    Motorola, Inc.
3,142,312
 19,876    National Semiconductor Corp.(a)
192,549
  5,941    Perkin-Elmer Corp.
408,072
 12,227    Tandy Corp.
654,145
  6,012    Tektronix, Inc.
93,186
 48,288    Texas Instruments, Inc.
2,547,192
  6,333    Thomas & Betts Corp.
241,050
                                                  ----------
----

39,371,734
------------------------------------------------------------
Environmental Services--0.0%
 39,256    Laidlaw, Inc. (Class 'B' Stock)
370,479

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

PRUDENTIAL INDEX SERIES FUND
Portfolio of Investments as of September 30, 1998
PRUDENTIAL STOCK INDEX FUND
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Financial Services--3.7%
 56,453    American Express Co.                   $
4,382,164
 13,815    Bear Stearns Companies, Inc.
427,402
 32,925    Charles Schwab Corp.
1,296,422
 13,237    Countrywide Mortgage Investments,
             Inc.
550,990
 21,088    Dun & Bradstreet Corp.
569,376
 18,630    Equifax, Inc.
664,858
 83,132    Federal Home Loan Mortgage Corp.
4,109,838
127,234    Fannie Mae
8,174,784
 30,314    Franklin Resources, Inc.
909,420
 12,680    H&R Block, Inc.
524,635
 60,950    Household International Corp.
2,285,625
 14,187    Lehman Brothers Holdings, Inc.
400,783
 61,362    MBNA Corp.
1,756,487
 42,317    Merrill Lynch & Co., Inc.
2,004,768
 73,618    Morgan Stanley Dean Witter & Co.
3,170,175
 26,400    Regions Financial Corp.
957,000
 21,064    SLM Holding Corp.
683,264
 24,196    SunAmerica, Inc.
1,475,956
 31,266    Synovus Financial Corp.
617,504
  7,699    Transamerica Corp.
816,094
 46,901    Washington Mutual, Inc.
1,582,909
                                                  ----------
----

37,360,454
------------------------------------------------------------
Foods--2.6%
 77,035    Archer-Daniels-Midland Co.
1,290,334
 35,754    Bestfoods
1,731,834
 55,147    Campbell Soup Co.
2,767,690
 58,243    ConAgra, Inc.
1,568,921
 19,036    General Mills, Inc.
1,332,520
  5,700    Giant Foods, Inc.
246,169
 44,814    H.J. Heinz & Co.
2,291,116
 17,558    Hershey Foods Corp.
1,201,626
 50,070    Kellogg Co.
1,649,180
 17,389    Quaker Oats Co.
1,025,951
 38,077    Ralston Purina Co.
1,113,752
 57,543    Sara Lee Corp.
3,107,322
 40,390    Sysco Corp.
951,689
 78,352    Unilever N.V.
4,799,060
 13,952    Wm. Wrigley Jr. Co.
1,059,480
                                                  ----------
----

26,136,644
Forest Products--1.0%
  6,549    Boise Cascade Corp.                    $
165,771
 11,650    Champion International Corp.
364,791
 26,823    Fort James Corp.
880,130
 11,634    Georgia-Pacific Corp.
530,801
 37,152    International Paper Co.
1,732,212
 68,716    Kimberly-Clark Corp.
2,782,998
 13,256    Louisiana-Pacific Corp.
270,091
 12,269    Mead Corp.
361,169
  3,337    Potlatch Corp.
113,666
 11,879    Stone Container Corp.
102,456
  7,345    Temple-Inland, Inc.
351,642
  8,245    Union Camp Corp.
324,647
 11,930    Westvaco Corp.
286,320
 24,400    Weyerhaeuser Co.
1,029,375
 13,680    Willamette Industries, Inc.
392,445
                                                  ----------
----

9,688,514
------------------------------------------------------------
Gas Pipelines--0.6%
 20,097    Cinergy Corp.
768,710
 10,306    Columbia Gas System, Inc.(a)
604,189
 11,445    Consolidated Natural Gas Co.
623,753
 40,853    Enron Corp.,
2,157,549
  3,832    Peoples Energy Corp.
137,952
 52,892    Williams Companies, Inc.
1,520,645
                                                  ----------
----

5,812,798
------------------------------------------------------------
Hospital Management--0.7%
 79,931    Columbia/HCA Healthcare Corp.
1,603,615
  9,260    HCR Manor Care Inc.
271,434
 52,749    Healthsouth Corp.(a)
557,161
 19,810    Humana, Inc.(a)
324,389
 20,355    IMS Health Inc.
1,260,738
 31,360    Service Corp. International
999,600
  3,097    Shared Medical Systems Corp.
164,722
 37,348    Tenet Healthcare Corp.(a)
1,073,755
 23,306    United Healthcare Corp.
815,710
                                                  ----------
----

7,071,124

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

PRUDENTIAL INDEX SERIES FUND
Portfolio of Investments as of September 30, 1998
PRUDENTIAL STOCK INDEX FUND
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Housing Related--0.5%
  5,104    Armstrong World Industries, Inc.       $
273,064
  7,097    Centex Corp.
244,847
  4,250    Fleetwood Enterprises, Inc.
128,297
 43,474    Lowe's Companies, Inc.
1,383,017
 42,626    Masco Corp.
1,049,665
 11,918    Maytag Corp.
569,084
  6,714    Owens Corning(a)
218,625
 29,283    Pioneer Hi-Bred International, Inc.
768,679
 10,838    Stanley Works
322,430
  7,240    Tupperware Corp.
85,070
  9,039    Whirlpool Corp.
424,833
                                                  ----------
----

5,467,611
------------------------------------------------------------
Insurance--4.3%
 17,893    Aetna Life & Casualty Co.
1,243,564
102,808    Allstate Corp.
4,285,808
 30,740    American General Corp.
1,963,517
128,925    American International Group, Inc.
9,927,225
 20,593    Aon Corp.
1,328,248
 20,334    Chubb Corp.
1,281,042
 26,097    CIGNA Corp.
1,725,664
 20,014    Cincinnati Financial Corp.
615,431
 37,760    Conseco, Inc.
1,154,040
  9,354    General Re Corp.
1,898,862
 29,253    ITT Hartford Group, Inc.
1,387,689
 13,091    Jefferson-Pilot Corp.
792,006
 12,115    Lincoln National Corp.
996,459
 31,370    Marsh & McLennan Companies, Inc.
1,560,657
 11,972    MBIA, Inc.
642,747
 13,720    MGIC Investment Corp.
505,925
  8,693    Progressive Corp.
980,136
 16,500    Provident Co., Inc.
556,875
 17,629    SAFECO Corp.
734,909
 29,417    St. Paul Companies, Inc.
956,053
 17,215    Torchmark Corp.
618,664
141,688    Travelers Group, Inc.
5,313,300
 17,285    UNUM Corp.                             $
858,848
 25,408    Wachovia Corp.
2,166,032
                                                  ----------
----

43,493,701
------------------------------------------------------------
Leisure--0.2%
 11,899    Brunswick Corp.
153,943
 12,724    Harrah's Entertainment, Inc.(a)
169,388
 16,503    Hasbro, Inc.
486,839
  9,102    King World Productions, Inc.(a)
237,790
 36,113    Mattel, Inc.
1,011,164
 21,907    Mirage Resorts, Inc.(a)
366,942
                                                  ----------
----

2,426,066
------------------------------------------------------------
Lodging--0.1%
 30,221    Hilton Hotels Corp.
515,646
 30,652    Marriott International, Inc.
             (Class 'A' Stock)
731,816
                                                  ----------
----

1,247,462
------------------------------------------------------------
Machinery--0.7%
  2,764    Briggs & Stratton Corp.
113,669
  8,725    Case Corp.
189,769
 45,028    Caterpillar, Inc.
2,006,560
  4,296    Cincinnati Milacron, Inc.
66,320
 14,520    Cooper Industries, Inc.
591,690
 30,240    Deere & Co.
914,760
 27,762    Dover Corp.
857,152
  8,977    Eaton Corp.
562,746
  5,521    Harnischfeger Industries, Inc.
62,111
 20,295    Ingersoll-Rand Co.
769,942
  9,582    PACCAR, Inc.
394,659
 13,292    Parker Hannifin Corp.
394,606
  7,642    Snap-On, Inc.
235,469
 18,902    Thermo Electron Corp.(a)
284,711
  7,537    Timken Co.
113,997
                                                  ----------
----

7,558,161

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

PRUDENTIAL INDEX SERIES FUND
Portfolio of Investments as of September 30, 1998
PRUDENTIAL STOCK INDEX FUND
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Media--3.5%
 87,328    CBS Corp.                              $
2,117,704
 30,138    Clear Channel Communications,
             Inc.(a)
1,431,555
 45,810    Comcast Corp.
2,150,207
 11,704    Dow Jones & Co., Inc.
544,236
 34,589    Gannett Co., Inc.
1,852,673
 53,378    HBO & Co.
1,541,290
 16,506    Interpublic Group of Companies, Inc.
890,292
 10,183    Knight-Ridder, Inc.
453,144
 12,000    McGraw Hill Companies, Inc.
951,000
 74,881    Mediaone Group Inc.
3,327,524
  6,696    Meredith Corp.
214,272
 22,890    New York Times Co.
629,475
 17,540    R.R. Donnelley & Sons, Co.
617,189
 64,047    Tele-Communications, Inc.(a)
2,505,839
 73,408    Time Warner, Inc.
6,427,788
 10,738    Times Mirror Co.
570,456
 15,341    Tribune Co.
771,844
 43,516    Viacom, Inc.(a)
2,523,928
252,113    Walt Disney Co.
6,381,610
                                                  ----------
----

35,902,026
------------------------------------------------------------
Mineral Resources--0.3%
  4,898    ASARCO, Inc.
93,674
 45,224    Barrick Gold Corp. (ADR) (Canada)
904,480
 26,665    Battle Mountain Gold Co.
161,657
 11,362    Cyprus Amax Minerals Co.
150,547
 22,428    Freeport-McMoran Copper & Gold, Inc.
266,332
 26,684    Homestake Mining Co.
323,543
 19,303    INCO Ltd.
197,856
 18,997    Newmont Mining Corp.
460,677
  7,285    Phelps Dodge Corp.
380,186
 31,270    Placer Dome, Inc.
431,917
                                                  ----------
----

3,370,869
------------------------------------------------------------
Miscellaneous Basic Industry--5.3%
 44,022    Applied Materials, Inc.(a)
1,111,556
 35,458    BB&T Corp.
1,061,524
 23,377    Browning-Ferris Industries, Inc.
707,154
103,459    Cendant Corp.(a)
1,202,711
  8,384    Crane Co.
197,012
 15,841    Ecolab, Inc.
450,479
 21,608    Fortune Brands, Inc.                   $
640,137
399,524    General Electric Co.
31,787,128
 18,164    General Instruments Corp.
392,797
  5,658    General Signal Corp.
192,018
 30,668    Illinois Tool Works, Inc.
1,671,406
 14,986    ITT Industries, Inc.
507,651
 14,134    Loews Corp.
1,192,556
  5,061    Millipore Corp.
96,475
  1,023    NACCO Industries, Inc.
102,300
 21,267    Omnicom Group
957,015
 14,504    Pall Corp.
321,808
 21,674    PPG Industries, Inc.
1,182,588
  9,918    Sealed Air Corp.
316,136
 20,167    Textron, Inc.
1,222,624
 14,849    TRW, Inc.
658,924
 71,492    Tyco International Ltd.
3,949,933
 11,874    W.W. Grainger, Inc.
500,192
 70,013    Waste Management Inc.
3,365,000
                                                  ----------
----

53,787,124
------------------------------------------------------------
Miscellaneous Consumer Growth--0.9%
  9,598    American Greetings Corp.
379,721
 11,532    Black & Decker Corp.
480,019
 28,599    Corning, Inc.
841,883
 39,565    Eastman Kodak Co.
3,058,869
  4,358    Jostens, Inc.
90,429
 49,699    Minnesota Mining & Manufacturing Co.
3,662,195
  5,069    Polaroid Corp.
124,507
 18,359    Rubbermaid, Inc.
439,469
                                                  ----------
----

9,077,092
------------------------------------------------------------
Office Equipment & Supplies--2.8%
 14,168    Avery Dennison Corp.
618,964
203,747    Compaq Computer Corp.(a)
6,443,499
 15,402    Honeywell, Inc.
986,691
 16,041    Ikon Office Solutions, Inc.
115,295
115,317    International Business Machines
             Corp.
14,760,576
 33,425    Pitney Bowes, Inc.
1,756,902
 30,290    Unisys Corp.(a)
689,097
 40,299    Xerox Corp.
3,415,340
                                                  ----------
----

28,786,364

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     8

PRUDENTIAL INDEX SERIES FUND
Portfolio of Investments as of September 30, 1998
PRUDENTIAL STOCK INDEX FUND
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Petroleum--6.9%
 10,978    Amerada Hess Corp.                     $
633,293
117,069    Amoco Corp.
6,307,092
 14,910    Anadarko Petroleum Corp.
586,149
 12,387    Apache Corp.
332,127
  9,645    Ashland Oil, Inc.
446,081
 39,538    Atlantic Richfield Co.
2,804,727
 22,282    Burlington Resources, Inc.
832,790
 80,162    Chevron Corp.
6,738,618
299,392    Exxon Corp.
21,013,576
  5,720    Kerr-McGee Corp.
260,260
 95,581    Mobil Corp.
7,258,182
 45,038    Occidental Petroleum Corp.
968,317
  5,619    Pennzoil Co.
197,016
 32,336    Phillips Petroleum Co.
1,459,162
263,531    Royal Dutch Petroleum Co. (ADR)
             (Netherlands)
12,550,664
 11,614    Sun Co., Inc.
371,648
 20,458    Tenneco, Inc.
672,557
 66,346    Texaco, Inc.
4,159,065
 30,245    Union Pacific Resources Group, Inc.
372,392
 29,239    Unocal Corp.
1,059,914
 35,260    USX- Marathon Corp.
1,249,526
                                                  ----------
----

70,273,156
------------------------------------------------------------
Petroleum Services--0.9%
 38,079    Baker Hughes, Inc.
797,279
 53,311    Halliburton Co.
1,522,695
  6,058    Helmerich & Payne, Inc.
127,218
  7,310    McDermott International, Inc.
196,913
 12,301    Oryx Energy Co.(a)
159,144
 46,152    PG&E Corp.
1,473,979
 10,510    Rowan Companies, Inc.(a)
117,581
 66,121    Schlumberger, Ltd.
3,326,713
 28,639    Sempra Energy
746,404
 12,859    Sonat, Inc.
384,163
                                                  ----------
----

8,852,089
------------------------------------------------------------
Railroads--0.6%
 58,723    Burlington Northern, Inc.
1,879,136
 26,603    CSX Corp.
1,118,989
 46,111    Norfolk Southern Corp.                 $
1,340,101
 30,829    Union Pacific Corp.
1,314,086
                                                  ----------
----

5,652,312
------------------------------------------------------------
Restaurants--0.6%
 17,902    Darden Restaurants, Inc.
286,432
 83,765    McDonald's Corp.
4,999,723
 19,166    Tricon Global Restaurants, Inc.
747,474
 15,279    Wendy's International, Inc.
339,003
                                                  ----------
----

6,372,632
------------------------------------------------------------
Retail--5.4%
 30,506    Albertson's, Inc.
1,651,137
 34,221    American Stores Co.
1,101,488
 18,100    AutoZone, Inc.
445,713
 11,689    Circuit City Stores, Inc.
389,390
 13,224    Consolidated Stores Corp.(a)
259,521
 47,396    CVS Corp.
2,076,537
 53,391    Dayton Hudson Corp.
1,908,728
 13,223    Dillards, Inc.
374,376
 23,513    Dollar General Corp.
626,020
 25,775    Federated Department Stores, Inc.(a)
937,566
 19,006    Fred Meyer, Inc.(a)
738,858
 48,628    Gap, Inc.
2,565,127
  4,177    Great Atlantic & Pacific Tea Co.,
             Inc.
101,292
  8,568    Harcourt General, Inc.
414,477
180,656    Home Depot, Inc.
7,135,912
 30,984    J.C. Penney Co., Inc.
1,392,344
 60,157    Kmart Corp.
718,124
 19,200    Kohl's Corp.
748,800
 31,861    Kroger Co.(a)
1,593,050
 27,411    Limited, Inc.
601,329
  8,396    Liz Claiborne, Inc.
219,870
  4,682    Longs Drug Stores Corp.
188,158
 28,781    May Department Stores Co.
1,482,221
 19,102    Newell Co.
879,886
 35,038    Nike, Inc.
1,289,836
 19,000    Nordstrom, Inc.
470,250
  6,657    Pep Boys - Manny, Moe & Jack
89,037
 26,704    Price Costco, Inc.(a)
1,265,102
  6,849    Reebok International Ltd.
92,890
 31,387    Rite-Aid Corp.
1,114,239

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     9

PRUDENTIAL INDEX SERIES FUND
Portfolio of Investments as of September 30, 1998
PRUDENTIAL STOCK INDEX FUND
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Retail (cont'd.)
 47,696    Sears, Roebuck & Co.                   $
2,107,567
 20,816    Sherwin-Williams Co.
450,146
 15,412    Supervalu, Inc.
359,292
 39,516    TJX Companies, Inc.
703,879
 35,207    Toys 'R' Us, Inc.(a)
569,913
 16,334    Venator Group Inc.
141,902
274,763    Wal-Mart Stores, Inc.
15,008,929
 61,389    Walgreen Co.
2,704,953
 17,840    Winn-Dixie Stores, Inc.
663,425
                                                  ----------
----

55,581,284
------------------------------------------------------------
Rubber--0.1%
  8,799    B.F. Goodrich Co.
287,617
  9,588    Cooper Tire & Rubber Co.
172,584
 19,471    Goodyear Tire & Rubber Co.
1,000,323
                                                  ----------
----

1,460,524
------------------------------------------------------------
Steel - Producers--0.1%
 25,237    Allegheny Teldyne, Inc.
449,534
 10,226    Armco, Inc.(a)
51,130
 15,334    Bethlehem Steel Corp.(a)
126,506
 10,428    Nucor Corp.
423,637
 10,909    USX Corp. - U.S. Steel Group
260,452
 11,408    Worthington Industries, Inc.
142,600
                                                  ----------
----

1,453,859
------------------------------------------------------------
Telecommunications--3.6%
 34,034    Alltel Corp.
1,612,361
 10,622    Andrew Corp.(a)
140,741
 24,208    Ascend Communications, Inc.(a)
1,101,464
 20,681    Frontier Corp.
566,142
161,322    Lucent Technologies, Inc.
11,141,301
221,300    MCI WorldCom, Inc.
10,816,054
 34,020    Nextel Communications, Inc.
686,779
 80,415    Northern Telecom, Ltd.
2,573,280
  9,188    Scientific-Atlanta, Inc.
194,096
 52,392    Sprint Corp.
3,772,224
 23,447    Tellabs, Inc.(a)
933,484
 62,975    US West, Inc.
3,302,252
                                                  ----------
----

36,840,178
Textiles--0.1%
  8,885    Fruit of the Loom, Inc.(a)             $
133,830
  5,040    National Service Industries, Inc.
160,650
  4,048    Russell Corp.
106,260
  2,188    Springs Industries, Inc.
76,033
 15,534    V.F. Corp.
576,700
                                                  ----------
----

1,053,473
------------------------------------------------------------
Tobacco--1.5%
298,579    Philip Morris Companies, Inc.
13,753,295
 37,000    RJR Nabisco Holdings Corp.
931,938
 22,199    UST, Inc.
656,258
                                                  ----------
----

15,341,491
------------------------------------------------------------
Trucking & Shipping--0.1%
 18,058    FDX Corp.
814,867
  9,221    Ryder System, Inc.
229,373
                                                  ----------
----

1,044,240
------------------------------------------------------------
Utilities - Communications--5.8%
 70,231    AirTouch Communications Inc.(a)
4,003,167
134,493    Ameritech Corp.
6,371,606
221,624    AT&T Corp.
12,951,152
190,722    Bell Atlantic Corp.
9,238,097
120,828    BellSouth Corp.
9,092,307
117,914    GTE Corp.
6,485,270
225,418    SBC Communications, Inc.
10,017,012
 25,970    Unicom Corp.
970,629
                                                  ----------
----

59,129,240
------------------------------------------------------------
Utilities - Electric--2.5%
 17,269    Ameren Corp.
724,219
 23,771    American Electric Power, Inc.
1,160,322
 17,729    Baltimore Gas & Electric Co.
591,705
 18,182    Carolina Power & Light Co.
839,781
 27,001    Central & South West Corp.
771,216
 28,951    Consolidated Edison, Inc.
1,509,071
 24,449    Dominion Resources, Inc.
1,091,037
 17,487    DTE Energy Co.
790,194

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     10

PRUDENTIAL INDEX SERIES FUND
Portfolio of Investments as of September 30, 1998
PRUDENTIAL STOCK INDEX FUND
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Utilities - Electric (cont'd.)
 44,231    Duke Energy Co.                        $
2,927,539
 44,262    Edison International
1,136,980
 30,115    Entergy Corp.
926,036
 29,577    FirstEnergy Corp.
918,736
 22,236    FPL Group, Inc.
1,549,571
 16,028    GPU Inc.
681,190
 35,679    Houston Industries, Inc.
1,110,509
 23,524    Niagara Mohawk Power Corp.
361,682
 18,173    Northern States Power Co.
509,980
 36,182    Pacificorp
694,242
 26,655    PECO Energy Co.
974,573
 21,726    PP&L Resources, Inc.
562,160
 29,097    Public Service Enterprise Group Inc.
1,143,876
 85,615    Southern Co.
2,520,292
 33,814    Texas Utilities Co.
1,574,464
                                                  ----------
----

25,069,375
           Total common stocks
             (cost $863,652,224)
998,073,470
                                                  ----------
----
Principal
Amount
(000)
SHORT-TERM INVESTMENTS--2.2%
------------------------------------------------------------
U.S. Government Securities--0.1%
 $1,500(b) United States Treasury Bill
             4.66%, 12/17/98
             (cost $1,485,049)                    $
1,485,049
                                                  ----------
----
------------------------------------------------------------
Repurchase Agreement--2.1%
 21,675    Joint Repurchase Agreement Account,
             5.522%, 10/01/98 (Note 5)
             (cost $21,675,000)
21,675,000
                                                  ----------
----
           Total short-term investments
             (cost $23,160,049)
23,160,049
                                                  ----------
----
------------------------------------------------------------
Total Investments--100.0%
           (cost $886,812,273; Note 4)
1,021,233,519
           Liabilities in excess of other
             assets--0.0%
(451,458)
                                                  ----------
----
           Net Assets--100%
$1,020,782,061
                                                  ----------
----
                                                  ----------
----

---------------
(a) Non-income producing.
(b) Pledged as initial margin on futures contracts.
ADR--American Depository Receipt.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     11

PRUDENTIAL INDEX SERIES FUND
Statement of Assets and Liabilities
PRUDENTIAL STOCK INDEX FUND
------------------------------------------------------------
--------------------

Assets
September 30, 1998
Investments, at value (cost
$886,812,273)...............................................
 ................      $  1,021,233,519
Cash........................................................
 ............................................
269,486
Receivable for Fund shares
sold........................................................
 .................             5,064,008
Dividends and interest
receivable..................................................
 .....................             1,443,344
Receivable from
Manager.....................................................
 ............................                86,971
Receivable for investments
sold........................................................
 .................                15,513
Prepaid
expenses....................................................
 ....................................                12,583

------------------
   Total
assets......................................................
 ...................................         1,028,125,424

------------------
Liabilities
Payable for Fund shares
reacquired..................................................
 ....................             4,040,065
Payable for investments
purchased...................................................
 ....................             2,542,836
Due to broker-variation
margin......................................................
 ....................               582,750
Accrued
expenses....................................................
 ....................................               127,508
Management fee
payable.....................................................
 .............................                50,204

------------------
   Total
liabilities.................................................
 ...................................             7,343,363

------------------
Net
Assets......................................................
 ........................................      $
1,020,782,061

------------------

------------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 ........................      $         44,144
   Paid-in capital in excess of
par.........................................................
 ............           872,713,597

------------------

872,757,741
   Undistributed net investment
income......................................................
 ............             9,665,888
   Accumulated net realized gain on
investments.................................................
 ........             4,209,361
   Net unrealized appreciation on
investments.................................................
 ..........           134,149,071

------------------
Net assets, September 30,
1998........................................................
 ..................      $  1,020,782,061

------------------

------------------
Class I:
   Net asset value and redemption price per share
      ($639,408,023 / 27,641,382 shares of beneficial
interest issued and outstanding)..................
$23.13

------------------

------------------
Class Z:
   Net asset value and redemption price per share
      ($381,374,038 / 16,501,694 shares of beneficial
interest issued and outstanding)..................
$23.11

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     12

PRUDENTIAL INDEX SERIES FUND
PRUDENTIAL STOCK INDEX FUND
Statement of Operations
------------------------------------------------------------

                                                Year Ended
Net Investment Income                       September 30,
1998
Income
   Dividends (net of foreign withholding
      taxes of $77,842)..................      $ 12,244,419
   Interest..............................         1,760,383
                                            ----------------
--
      Total income.......................        14,004,802
                                            ----------------
--
Expenses
   Management fee........................         2,457,979
   Transfer agent's fees and expenses....           610,000
   Custodian's fees and expenses.........           192,000
   Reports to shareholders...............           115,000
   Registration fees.....................            70,000
   Legal fees............................            30,000
   Audit fees............................            15,000
   Trustees' fees........................             7,000
   Organization expense..................             1,200
   Miscellaneous.........................            28,657
                                            ----------------
--
      Total expenses.....................         3,526,836
Less: Expense subsidy (Note 2)...........          (757,261)
                                            ----------------
--
      Net expenses.......................         2,769,575
                                            ----------------
--
Net investment income....................        11,235,227
                                            ----------------
--
Realized and Unrealized Gain (Loss)
on Investments
Net realized gain on:
   Investment transactions...............         3,711,241
   Financial futures contracts...........           950,761
                                            ----------------
--
                                                  4,662,002
                                            ----------------
--
Net change in unrealized appreciation (depreciation) on:
   Investments...........................        18,357,270
   Financial futures contracts...........          (550,125)
                                            ----------------
--
                                                 17,807,145
                                            ----------------
--
Net gain on investments..................        22,469,147
                                            ----------------
--
Net Increase in Net Assets
Resulting from Operations................      $ 33,704,374
                                            ----------------
--
                                            ----------------
--

PRUDENTIAL INDEX SERIES FUND
PRUDENTIAL STOCK INDEX FUND
Statement of Changes in Net Assets
------------------------------------------------------------

Increase                             Year Ended September
30,
in Net Assets                          1998             1997
Operations
   Net investment income........  $   11,235,227    $
5,079,584
   Net realized gain on
      investment transactions
      and financial futures
      contracts.................       4,662,002
10,547,030
   Net change in unrealized
      appreciation on
      investments...............      17,807,145
80,327,178
                                  --------------    --------
----
   Net increase in net assets
      resulting from
      operations................      33,704,374
95,953,792
                                  --------------    --------
----
Dividends and distributions
   (Note 1):
   Dividends to shareholders
      from net investment
      income....................      (5,903,209)
(3,111,526)
                                  --------------    --------
----
   Distributions to shareholders
      from net realized gains...     (10,316,301)
(1,795,111)
                                  --------------    --------
----
Fund share transactions (Note
   6):
   Net proceeds from shares
      sold......................   1,025,544,442
447,194,409
   Net asset value of shares
      issued to shareholders in
      reinvestment of
      distributions.............      16,213,432
4,906,633
   Cost of shares reacquired....    (536,468,042)
(229,519,348)
                                  --------------    --------
----
   Net increase in net assets
      from Fund share
      transactions..............     505,289,832
222,581,694
                                  --------------    --------
----
Net increase....................     522,774,696
313,628,849
Net Assets
Beginning of year...............     498,007,365
184,378,516
                                  --------------    --------
----
End of year(a)..................  $1,020,782,061
$498,007,365
                                  --------------    --------
----
                                  --------------    --------
----
---------------
(a) Includes undistributed net
   investment income of.........  $    9,665,888    $
4,093,229
                                  --------------    --------
----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     13

PRUDENTIAL INDEX SERIES FUND
Notes to Financial Statements
PRUDENTIAL STOCK INDEX FUND
------------------------------------------------------------
--------------------
The Prudential Index Series Fund (the 'Company'), formerly the Prudential Dryden
Fund is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Company was established as a
Delaware business trust on May 11, 1992 and currently consists of five separate funds, one of which is the Prudential Stock Index Fund (the 'Fund').

The Company had no operations until July 7, 1992 when 10,000 shares of
beneficial interest of the Company were sold for $100,000 to
Prudential
Institutional Fund Management, Inc. Investment operations of the Fund commenced
on November 5, 1992. The Fund's investment objective is to
provide investment
results that correspond to the price and yield performance
of Standard & Poor's
500 Composite Stock Price Index.
------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the
Fund.

Securities Valuation: Securities, including options, warrants, futures contracts and options thereon, for which the primary market is on a national securities exchange, commodities exchange or board of trade or Nasdaq are valued at the last sale price on such exchange or board of trade on the date of valuation or, if there were no sales on such day, at the mean between the closing bid and asked prices quoted on such day or at the bid price in the absence of an asked price.

Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued by a principal market maker or independent pricing agent.

U.S. Government securities for which market quotations are available shall be valued at a price provided by an independent broker/dealer or pricing service.

Securities for which reliable market quotations are not available or for which the pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the subadvisers, does not represent fair value, are valued at fair value as determined under procedures established by the Trustees.

In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian or designated subcustodians, under triparty repurchase agreements, as the case may be take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (other than transfer agent fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
Transfer agent fees are allocated based on shareholder activity and number of accounts for each class.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value. Under a variety of circumstances, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying assets.

Dividends and Distributions: Dividends and distributions of
the Fund are
declared in cash and automatically reinvested in additional
shares of the Fund.
The Fund will declare and distribute its net investment
income and net capital
gains, if any, at least annually. Dividends and
distributions are recorded on
the ex-dividend date.
------------------------------------------------------------
--------------------
                                       14

PRUDENTIAL INDEX SERIES FUND
Notes to Financial Statements
PRUDENTIAL STOCK INDEX FUND
------------------------------------------------------------
--------------------
Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Taxes: It is the Fund's policy to continue to meet the requirements of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Deferred Organizational Expenses: Approximately $450,000 of costs were incurred in connection with the organization and initial registration of the Company and such amount was deferred and amortized over a 60-month period ending October
1997.

Reclassification of Capital Accounts: The Fund accounts and
reports for
distributions to shareholders in accordance with the
American Institute of
Certified Public Accountants, Statement of Position 93-2:
Determination,
Disclosure, and Financial Statement Presentation of Income,
Capital Gain and
Return of Capital Distributions by Investment Companies. The
effect of applying
this statement was to increase undistributed net investment
income and decrease
accumulated net realized gain on investments and foreign
currencies by $240,641.
Net realized gains and net assets were not affected by this
change.
------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with Prudential
Investments Fund Management
('PIFM'). Pursuant to this agreement PIFM has responsibility for all investment advisory services. PIFM has a subadvisory agreement with The Prudential
Investment Corporation ('PIC'). PIC, subject to the supervision of PIFM, manages the assets of the Fund in accordance with its investment objective and policies.
PIFM pays for the costs and expenses attributable to the subadvisory agreement and the salaries and expenses of all personnel of the Fund except for fees and expenses of unaffiliated Trustees. The management fee paid to PIFM is computed daily and payable monthly at an annual rate of .30 of 1% of the Fund's average daily net assets.

PIFM has agreed to reimburse the Fund so that total operating expenses do not exceed .40% of the average net assets for Class Z shares of the Fund. PIFM has agreed to reimburse the Fund so that total operating expenses do not exceed .30% of the average net assets for Class I shares of the Fund.
This voluntary waiver
may be terminated at any time without notice. For the year ended September 30,
1998, PIFM subsidized $757,261 of the expenses of the Fund
(.09% of the average
net assets of the Fund $.00172 per share).

Prudential Securities Incorporated ('PSI') acted as the distributor of the
Fund's shares through May 31, 1998. Prudential Investment
Management Services
('PIMS') became the distributor of the Fund effective June
1, 1998 and is
serving under the same terms and conditions as under the agreement with PSI.
Under the distribution agreement, PSI and PIMS incurred the expenses of distributing the Fund's shares, none of which is reimbursed or paid for by the
Fund.

PIC, PIFM, PIMS and PSI are wholly owned subsidiaries of The
Prudential
Insurance Company of America.

The Fund, along with other affiliated registered investment
companies (the
'Funds'), has a credit agreement (the 'Agreement') with an
unaffiliated lender.
The maximum commitment under the Agreement is $200,000,000.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve as an alternative source of funding for capital
share redemptions. The
Fund has not borrowed any amounts pursuant to the Agreement
during the year
ended September 30, 1998. The Funds pay a commitment fee at
an annual rate of
 .055 of 1% on the unused portion of the credit facility. The commitment fee is
accrued and paid quarterly on a pro rata basis by the Funds.
The Agreement
expired on December 30, 1997 and has been extended through
December 29, 1998
under the same terms.
------------------------------------------------------------
Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the period ended
September 30, 1998,
the Fund incurred fees of approximately $595,000 for the
services of PMFS. As of
September 30, 1998, approximately $63,000 of such fees were
due to PMFS.
Transfer agent fees and expenses in the Statement of
Operations also include
certain out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-
term investments,
for the period ended September 30, 1998 aggregated
$508,996,569 and $10,205,868,
respectively.
------------------------------------------------------------
--------------------
                                       15

PRUDENTIAL INDEX SERIES FUND
Notes to Financial Statements
PRUDENTIAL STOCK INDEX FUND
------------------------------------------------------------
--------------------
On September 30, 1998, the Fund held 74 purchased financial futures contracts on the S&P 500 Index expiring by December 1998. The cost of such contracts was
$19,253,175. The value of such contracts on September 30, 1998 was $18,981,000, thereby resulting in an unrealized loss of $272,175.

The cost basis of investments for federal income tax
purposes was $886,812,273
and, accordingly, as of September 30, 1998, net unrealized
appreciation for
federal income tax purposes was $133,333,592 (gross
unrealized
appreciation--$181,624,220; gross unrealized depreciation--
$47,290,628).
------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account

The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. At September 30, 1998, the Fund had a 3% undivided interest in the repurchase agreements in the joint account.
The undivided interest represented $21,675,000 in principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefor was as follows:

Warburg Dillon Read LLC, 5.52%, in the principal amount of $210,000,000, repurchase price $210,032,200, due 10/1/98. The value of the collateral including accrued interest was $214,255,819.

Bear Stearns & Co., 5.58%, in the principal amount of $210,000,000, repurchase price $210,032,550, due 10/1/98. The value of the collateral including accrued interest was $214,893,617.

Credit Suisse First Boston Corp., 5.55%, in the principal amount of
$107,606,000, repurchase price $107,622,589, due 10/1/98.
The value of the
collateral including accrued interest was $111,084,883.

Goldman Sachs & Co., 5.54%, in the principal amount of
$210,000,000, repurchase
price $210,031,792, due 10/1/98. The value of the collateral including accrued
interest was $214,200,293.
------------------------------------------------------------
Note 6. Capital

The Fund offers Class I and Class Z shares. Class I shares are not subject to any sales or redemption charge and are offered to certain pension, profit sharing or other employee benefit plans qualified under
Section 401, 457 or
403(b)(7) of the Internal Revenue Code. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest at
$.001 par value dividend into two classes, designated Class
Z and Class I.
Transactions in shares of beneficial interest during the fiscal year ended
September 30, 1998 and the fiscal year ended September 30, 1997 were as follows:

Class I                               Shares          Amount
---------------------------------   -----------    ---------
----
Year ended September 30, 1998:
Shares sold......................    25,552,010    $
611,299,960
Shares issued in reinvestment of
  dividends and distributions....       498,260
10,662,778
Shares reacquired................   (12,681,495)
(302,961,258)
                                    -----------    ---------
----
Net increase in shares
  outstanding....................    13,368,775    $
319,001,480
                                    -----------    ---------
----
                                    -----------    ---------
----
August 1, 1997(a) through
  September 30, 1997:
Shares sold......................     2,006,789    $
42,151,000
Shares issued in reinvestment of
  dividends and distributions....            --
--
Shares reacquired................    (1,553,190)
(33,405,742)
                                    -----------    ---------
----
Net increase in shares
  outstanding before exchange....       453,599
8,745,258
Shares issued upon exchange from
  Class Z........................    13,819,008
303,202,163
                                    -----------    ---------
----
Net increase in shares
  outstanding....................    14,272,607    $
311,947,421
                                    -----------    ---------
----
                                    -----------    ---------
----
Class Z
---------------------------------
Year ended September 30, 1998:
Shares sold......................    17,424,666    $
414,244,482
Shares issued in reinvestment of
  dividends and distributions....       259,498
5,550,654
Shares reacquired................    (9,685,172)
(233,506,784)
                                    -----------    ---------
----
Net increase in shares
  outstanding....................     7,998,992    $
186,288,352
                                    -----------    ---------
----
                                    -----------    ---------
----
Year ended September 30, 1997:
Shares sold......................    21,286,422    $
405,043,409
Shares issued in reinvestment of
  dividends and distributions....       283,293
4,906,633
Shares reacquired................   (10,728,183)
(196,113,606)
                                    -----------    ---------
----
Net increase in shares
  outstanding before exchange....    10,841,532
213,836,436
Shares issued upon exchange to
  Class I........................   (13,819,008)
(303,202,163)
                                    -----------    ---------
----
Net decrease in shares
  outstanding....................    (2,977,476)   $
(89,365,727)
                                    -----------    ---------
----
                                    -----------    ---------
----

---------------
(a) Commencement of offering of Class I shares.
Of the shares outstanding at September 30, 1998, PIFM and
affiliates owned
8,304,318.76 shares of the Fund.
------------------------------------------------------------
--------------------
                                       16

PRUDENTIAL INDEX SERIES FUND
Financial Highlights
PRUDENTIAL STOCK INDEX FUND
------------------------------------------------------------
--------------------

Class Z                                  Class I
                                               -------------
----------------------------------------------     ---------
----

Year Ended September 30,                        Year Ended
                                               -------------
----------------------------------------------     September
30,
                                                 1998
1997         1996         1995        1994           1998
                                               --------
--------     --------     --------     -------     ---------
----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......    $  21.86
$  16.06     $  14.22     $  11.27     $ 11.12       $
21.87
                                               --------
--------     --------     --------     -------     ---------
----
Income from investment operations:
Net investment income(b)...................         .15
 .46          .25          .23         .26             .31
Net realized and unrealized gain on
   investment transactions.................        1.69
5.75         2.44         2.97         .11            1.55
                                               --------
--------     --------     --------     -------     ---------
----
  Total from investment operations.........        1.84
6.21         2.69         3.20         .37            1.86
                                               --------
--------     --------     --------     -------     ---------
----
Less distributions:
Dividends from net investment income.......        (.21)
(.26)        (.28)        (.22)       (.18)           (.22)
Distributions from net realized gains......        (.38)
(.15)        (.57)        (.03)       (.04)           (.38)
                                               --------
--------     --------     --------     -------     ---------
----
  Total distributions......................        (.59)
(.41)        (.85)        (.25)       (.22)           (.60)
                                               --------
--------     --------     --------     -------     ---------
----
Net asset value, end of period.............    $  23.11
$  21.86     $  16.06     $  14.22     $ 11.27       $
23.13
                                               --------
--------     --------     --------     -------     ---------
----
                                               --------
--------     --------     --------     -------     ---------
----
TOTAL RETURN(d)............................        8.61%
39.34%       19.72%       29.02%       3.33%
8.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............    $381,374
$185,881     $184,379     $101,945     $50,119       $
639,408
Average net assets (000)...................    $313,721
$254,644     $142,540     $ 71,711     $38,098       $
505,605
Ratios to average net assets:(b)
  Expenses.................................         .40%
 .46%         .60%         .60%        .60%             .30%
  Net investment income....................        1.30%
1.66%        1.92%        2.55%       2.34%            1.42%
Portfolio turnover rate....................           1%
5%           2%          11%          2%               1%

                                               August 1,
                                                1997(a)
                                                Through
                                             September 30,
                                                 1997
                                             -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......    $   21.87
                                             -------------
Income from investment operations:
Net investment income(b)...................          .06
Net realized and unrealized gain on
   investment transactions.................         (.06)
                                             -------------
  Total from investment operations.........           --
                                             -------------
Less distributions:
Dividends from net investment income.......           --
Distributions from net realized gains......           --
                                             -------------
  Total distributions......................           --
                                             -------------
Net asset value, end of period.............    $   21.87
                                             -------------
                                             -------------
TOTAL RETURN(d)............................            0%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............    $ 312,127
Average net assets (000)...................    $ 296,788
Ratios to average net assets:(b)
  Expenses.................................          .30%(c)
  Net investment income....................         1.73%(c)
Portfolio turnover rate....................            5%

---------------
(a) Commencement of offering of Class I shares.
(b) Net of expense subsidy.
(c) Annualized.
(d) Total return is calculated assuming a purchase of shares on the first day
    and a sale on the last day of each period reported and
includes reinvestment
    of dividends and distributions. Total return for periods
of less than a full
    year are not annualized. Total return includes the
effect of expense
    subsidies.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     17

PRUDENTIAL INDEX SERIES FUND
Report of Independant Accountants
PRUDENTIAL STOCK INDEX FUND
------------------------------------------------------------
--------------------
The Shareholders and Board of Trustees of
Prudential Index Series Fund--Prudential Stock Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Index Series
Fund--Prudential Stock Index Fund (the 'Fund,' one of the portfolios constituting Prudential Index Series Fund) (formerly The Prudential Dryden
Fund--Prudential Stock Index Fund) at September 30, 1998, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The accompanying financial highlights for each of the three periods in the period ended September 30, 1996 were audited by other independent accountants, whose opinion dated November 13, 1996 was unqualified.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
November 20, 1998
------------------------------------------------------------
--------------------
                                       18

PRUDENTIAL INDEX SERIES FUND
Federal Income Tax Information (Unaudited)
PRUDENTIAL STOCK INDEX FUND
------------------------------------------------------------
--------------------
We are required by the Internal Revenue Code to advise you within 60 days of the
Fund's fiscal year end (September 30, 1998) as to the federal tax status of dividends paid by the Fund during such fiscal year. During 1998, the Fund paid dividends of $0.592 per Class I share and $0.585 per Class Z share. Of these amounts, $.31 per Class I and Class Z shares represent distributions from long-term capital gains taxable at 20%. The remaining $0.282 per Class I share and $0.275 per Class Z share represent dividends from ordinary income (net investment income and short-term capital gains.) Further, we wish to advise you that 74.38% of the ordinary income dividends paid in the fiscal year ended
September 30, 1998 qualified for the corporate dividends received deduction available to corporate taxpayers.

In January 1999, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV
as to the federal tax status of the distributions received
by you in calendar
year 1998. The amounts that will be reported on such Form
1099 DIV will be the
amounts to use on your 1998 federal income tax return and
will differ from the
amounts which we must report for the Fund's fiscal year
ended September 30,
1998.
------------------------------------------------------------
--------------------
                                       19

Getting The Most From Your Prudential Mutual Fund.
When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco
Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; But Is This Risk Worth It? Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. And risk can be difficult to gauge -- sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction -- there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With The Joneses.
A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance -- not just based on the current investment fad.

Buy Low, Sell High.
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

              Comparing A $10,000 Investment.
              Prudential Stock Index Fund vs. the S&P 500
Index.

Class Z
             Prudential Stock Index Fund
          -- S&P 500 Index

              Average Annual Total
                Returns - Class Z
              18.33% Since Inception (18.30%)
              19.29% for 5 Years (19.26%)
               8.61% for 1 Year (8.56%)

Class I
              Average Annual Total
               Returns - Class I
              7.42% Since Inception (7.30%)
              8.69% for 1 Year (8.64%)

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

These graphs are furnished to you in accordance with SEC regulations. They compare a $10,000 investment in the Prudential Stock Index Fund (Class Z and I shares) with a similar investment in the Standard & Poor's 500 Composite Stock
Price Index (S&P 500 Index) by portraying the initial account values at the commencement of operations and subsequent account values at the end of each fiscal year (September 30) beginning in 1992 for Class Z shares and 1997 for
Class I shares. For purposes of each graph, and unless otherwise indicated in the accompanying tables, it has been assumed that all recurring fees
(including management fees) were deducted and all dividends and distributions were reinvested. Without waiver of management fees and/or expense subsidization, the Fund's average annual total returns would have been lower, as indicated in parentheses ( ).

The Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) is a market capitalization-weighted index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock
Exchange. The S&P 500 is an unmanaged index and the total return includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The S&P 500 is not the only index that may be used to characterize performance of equity funds, and other indexes may portray different comparative performance.
Investors cannot invest directly in an index.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Mendel A. Melzer, CFA
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Brian M. Storms
Louis A. Weil, III
Clay T. Whitehead

Officers
Brian M. Storms, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Marguerite E.H. Morrison, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

74431F209           MF174E
74431F860

(ICON)

Prudential
Bond
Market
Index Fund

ANNUAL
REPORT
Sept. 30, 1998

Prudential Bond Market Index Fund
A Series of the Prudential Index Series Fund

Performance At A Glance.
A financial crisis that spread from Asia to Russia and Latin America during the past year ended September 30, 1998 fueled demand for good "safe haven" bonds such as U.S. Treasuries. Indeed, conditions in global financial markets deteriorated to such an extent that the Federal Reserve cut the federal funds rate (the rate banks charge each other for overnight loans) to bolster the U.S.
economic growth and reassure investors and lenders. Your
Prudential Bond Market
Index Fund provided an attractive, double-digit return during the reporting period primarily because of its heavy investment in Treasuries.

Cumulative Total Returns1                  As of 9/30/98

                                              Since
                                            Inception2
Class Z                                       10.79%
Lipper Intermediate U.S. Gov't Avg.3          10.53%
Lehman Brothers Aggregate Index4              11.51%

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper
Analytical
Services. Since Class Z shares have been in existence less than a year, no average annual total returns are presented.

2 Inception date: Class Z, 10/1/97. The Lipper reporting period begins 9/30/97.

3 The Lipper Since Inception return is for all funds in the Intermediate U.S.
Government category.

4 Source: Lehman Brothers, based on data retrieved by Lipper
Analytical
Services, Inc. The Lehman Brothers Aggregate Index is an unmanaged index that measures the total return provided by a universe of bonds weighted by market value. The Fund is neither sponsored by nor affiliated with Lehman Brothers
Inc. Investors cannot invest directly in an index.

How Investments Compared
    (as of 9/30/98)
        (CHART)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide
12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Portfolio
Manager's Report
The Prudential Bond Market Index Fund seeks to provide investment results that correspond to the total return performance of a broad-based index of fixed-income securities, which, in this case, is the Lehman
Brothers Aggregate
Index. The Lehman Aggregate is composed of U.S. government securities, corporate bonds, mortgage-backed securities, and asset-backed securities, all of which must be investment grade and pay a fixed interest rate. The difference between the Fund's return and that of the Index is primarily due to fees and management expenses. There can be no assurance that the Fund will achieve its investment objective.

New Manager.
James L. Herbst began managing the Fund in July of 1998.
Jim, who has been
with Prudential for 13 years, also heads trading of investment-grade corporate bonds for the institutional fixed-income division of Prudential Investments.

-- Jim Herbst,
Fund Manager

Market Review.
A Memorable Year.
The past 12 months may be remembered as one of the most remarkable periods in the history of the U.S. bond markets. For the first time since 1967, the yield on the 30-year U.S. Treasury bond, which moves in the opposite direction of its price, tumbled below 5.00%. The yield breached this historic barrier as investors bought Treasuries to escape a worsening global financial crisis. The
U.S. Treasury is the world's largest single issuer of debt, which is backed by the full faith and credit of the federal government. Therefore, Treasuries were an ideal "safe haven" investment during the volatile market conditions that characterized our fiscal year.

The trouble began innocently enough when the Thai government devalued the baht and currencies of several neighboring countries also weakened. Few, if any,
Wall Street analysts expected this regional affair to eventually engulf financial markets worldwide. But shortly after the Fund's fiscal year began, global financial markets came under fire. The sell-off in U.S. stocks during
October 1997 was comparable to the dramatic decline that occurred roughly 10 years earlier on "Black Monday." Investors dumped global stocks, emerging markets bonds, and to a lesser extent, U.S. corporate debt securities and purchased Treasuries as well as government bonds of key European countries such as France and Germany.

This "flight to quality" carried over into the new year, and for good reason.
Corporate bankruptcies continued to soar in formerly prosperous countries such as Thailand, Indonesia, and South Korea. In January, investors received a fresh jolt from news that Hong Kong's largest investment bank had failed. The crisis also gripped Japan, where domestic banks were burdened with bad loans that amounted to billions. The Japanese economy, the world's second largest, slid into recession, hurt by slumping demand for Japanese-made products both at home and in the rest of Asia.

Calm Before The Storm.
By contrast, the U.S. economy picked up steam in the first three months of
1998, powered by consumer spending, manufacturers' purchases of equipment such as computers, and spending for housing construction. Yet surprisingly mild inflationary pressures calmed investors who worried that robust economic growth could ignite higher inflation that would erode bond returns. With inflation in check, U.S. corporate bond prices recovered nicely in the new year. Although many Pacific Rim countries continued to struggle, the region's stocks and bonds began to improve in late winter as investors grew increasingly optimistic that Asian governments would enact much-needed financial reforms.
But as it turned out, this modest rebound in the prices of these securities proved to be the calm before the storm.

Rate Cut To The Rescue.
The financial storm struck global stock and bond markets with gale force during the summer, particularly in August and September. The
Russian government
devalued the ruble in August and defaulted on some of its ruble-denominated bonds. Russian woes led to doubts about the stability of currencies in China,
Hong Kong, and Brazil. Fearing a domino effect, investors once again unloaded stocks and riskier bonds in favor of Treasuries and select
European government
debt securities.

        Portfolio Composition
  Sectors expressed as a percentage of
total long-term investments as of 9/30/98.

      U.S. Treasury Securities  42%
      Mortgage-Backed           31%
      Corporates                20%
      U.S. Government Agency     4%
      Asset-Backed               2%
      Foreign Gov't Obligations  1%
      Source: Prudential Investments

Amid these turbulent market conditions, the Federal Reserve lowered the federal funds rate by a quarter percentage point to 5.25% on September 29 to protect the U.S. economic expansion by encouraging lenders and investors to provide businesses with credit. This was the first rate cut in more than two years.
But some investors feared the modest change in monetary policy might not remedy the damage done to financial markets. Therefore, they continued purchasing
Treasuries, causing the 30-year bond yield to tumble to 4.95% on September 30.

Treasuries Helped Us.
Your Fund benefited greatly from its 42% investment in Treasuries, which performed better than all other types of U.S. bonds during the year ended
September 30, 1998, based on Lehman Brothers indexes. While investors continued to buy Treasuries, demand tapered off for other domestic, fixed-income securities, as indicated by a sharp drop in the issuance of new bonds. For example, the amount of new investment-grade corporate bonds sold in August and
September totaled a combined $21.5 billion, down from a monthly average of
$26.4 billion during the first seven months of 1998.
Corporate bonds suffered
from the same earnings concerns that plagued stocks. As a result, the difference between yields on corporate bonds and comparable
U.S. Treasuries
ballooned as investors required a greater compensation for taking a chance on corporate bonds. This same trend played out in the asset-backed securities market, where we reduced exposure to 2.0% of the Fund's total long-term investments as of September 30, 1998 from 6.0% earlier in the year.

Mortgage-backed securities also fared poorly in the last few months. Home mortgage rates fell to the lowest level in three decades as the rally in
Treasuries pushed down long-term interest rates. Consumers took advantage of this trend by refinancing their mortgages at lower rates. This in turn led to increased prepayments on securities backed by these mortgages. Some of our mortgage-backed securities were prepaid, forcing us to reinvest the money in a lower-interest-rate environment.

Shortly after our fiscal year ended, the 30-year Treasury bond yield briefly touched 4.71%, its lowest level in a generation. Then the Federal Reserve cut the federal funds rate to 5.00%, setting off a rally in stocks and riskier bonds. Although Treasuries lost ground as money flowed back into equities, our bond market outlook remains upbeat. Economic conditions that favor bonds might continue over the next 12 months as we expect the U.S. economy to grow at a moderate pace with low inflation. We also believe corporate bond prices are bound to recover from their current oversold positions. This sell-off has caused the difference between yields on corporate bonds and comparable
Treasuries to rise to levels last seen in 1990 as investors have demanded greater compensation for taking a chance on corporate bonds. We are confident the positive fundamentals of our corporate bond holdings will ultimately outweigh the negative effects of the global financial crisis, sparking a rebound in prices.

             Credit Quality
       Expressed as a percentage of
total long-term investments as of 9/30/98.
          Aaa           78%
          Aa             4%
          A             11%
          Baa            7%
          Source: Prudential Investments

President's Letter
November 9, 1998
------------------------------------------------------------
-------------------
(PHOTO)
                         Guarding Against Uncertainty.
Dear Shareholder:
As we enter the final months of the year, the news from the financial markets is decidedly mixed. After setting record highs earlier, stocks, as measured by the Dow Jones Industrial Average, experienced a series of steep sell-offs in late summer. The market rebounded in early fall, helped by two interest rate cuts by the Federal Reserve.

During this uncertainty there was also good news to report.
Bonds appreciated
as investors fled troubled Asian and other emerging markets for the safe haven of U.S. debt securities -- especially Treasuries. The U.S.
economy remains
strong, with steady growth and low inflation.

Guarding against uncertainty in the current market environment can be challenging. That's why it is important to manage your expectations and diversify your portfolio.

Keep A Good Perspective.
Experienced mutual fund investors understand that financial markets will always rise and fall -- that's what markets do. Although past performance may not be indicative of future results, stocks and bonds have, over time, consistently produced attractive returns that have kept ahead of inflation. In fact, investors who remained focused on the long term and did not sell during the recent market volatility were rewarded. Stock prices, as measured by the
Standard & Poor's 500 Index, have rebounded nearly 25% since their August
Lows -- setting a new record high on November 23, 1998.

Diversify. Diversify. Diversify.
Because asset classes seldom move in lockstep, owning a mix of stock, bond, and money market mutual funds can help lessen the effects of a market downturn over time. In fact, a well-diversified portfolio may retain or perhaps even gain in value during times of uncertainty.

We're Here To Help.
How diversified is your portfolio? Your Prudential professional will be glad to review your current allocations. He or she will recommend adjustments based upon your goals, market conditions, risk tolerance, and potential investment opportunities.

Thank you for your confidence in Prudential mutual funds.
We'll continue to do
our part in keeping you informed.

Sincerely,

Brian M. Storms
President
                                        2

Portfolio of Investments as of         PRUDENTIAL INDEX
SERIES FUND
September 30, 1998                     PRUDENTIAL BOND
MARKET INDEX FUND
------------------------------------------------------------
-------------------

Moody's                                   Principal

Rating         Interest      Maturity      Amount
Value
Description
(Unaudited)        Rate          Date         (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--94.4%
------------------------------------------------------------
------------------------------------------------------------
------
Domestic Corporate Bonds--16.6%
Finance--6.2%
Bankamerica Corp.
Aa3              7.20%          4/15/06   $    330     $
359,578
Chase Manhattan Corp.
A1                7.125         3/01/05        250
265,958
Chemical Bank
Aa3               7.00          6/01/05        180
191,232
Citicorp
A1                7.625         5/01/05        300
330,201
Donaldson, Lufkin & Jenrette, Inc.
A3                6.50          6/01/08        350
348,477
First Union Corp.
A2                6.40          4/01/08        200
210,720
Goldman Sachs Group
A1                6.625        12/01/04        360
374,400
Merrill Lynch and Co., Inc.
Aa3               6.50          4/01/01         60
61,556
Spieker Properties LP
Baa2              6.65         12/15/00        325
328,705

-----------

2,470,827
------------------------------------------------------------
------------------------------------------------------------
------
Industrials--7.1%
Cox Communications, Inc.
Baa2              6.80          8/01/28        115
119,992
Ford Motor Co.
A1                9.98          2/15/47        220
317,814
General Motors Corp.
A2                7.70          4/15/16        500
561,050
Lockheed Martin Corp.
A3                7.70          6/15/08        210
239,014
News America Holdings, Inc.
Baa3              9.25          2/01/13        200
245,004
Northrop Grumman Corp.
Baa3              8.625        10/15/04        200
227,022
Penney (J.C.) & Co.
A2                9.05          3/01/01        250
271,460
Rockwell International Corp.
Aa3               6.625         6/01/05        450
480,240
TCI Communications, Inc.
Baa3              8.75          8/01/15        100
124,928
Time Warner, Inc.
Baa3              9.125         1/15/13        200
251,138

-----------

2,837,662
------------------------------------------------------------
------------------------------------------------------------
------
Utilities--3.3%
Carolina Power & Light Co.
A2                6.80          8/15/07         70
77,300
GTE Corp.
Baa1              6.36          4/15/06        350
372,785
Pacificorp
A2                6.375         5/15/08        300
313,449
Worldcom, Inc.
Baa2              6.40          8/15/05        500
527,610

-----------

1,291,144

-----------
Total domestic corporate bonds (cost $6,345,726)
6,599,633
------------------------------------------------------------
------------------------------------------------------------
------
Asset Backed Securities--2.1%
Credit Card Receivables Trust, Series 1998-1
Aaa               6.478        12/22/04        291
295,752
World Financial Network Credit Card Master Trust, Series
   1996 B, Class A
Aaa               6.95          4/15/06        500
532,500

-----------
Total asset backed securities (cost $804,199)
828,252

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of         PRUDENTIAL INDEX
SERIES FUND
September 30, 1998                     PRUDENTIAL BOND
MARKET INDEX FUND
------------------------------------------------------------
-------------------

Moody's                                   Principal

Rating         Interest      Maturity      Amount
Value
Description
(Unaudited)        Rate          Date         (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Collateralized Mortgage Obligations--2.3%
American Housing Trust, Series VI, Class 1-I
Aaa               9.15%         5/25/20   $    166     $
178,992
Lb Commercial Conduit Mortgage Trust, Series 1998 C1,
   Class A3
Aaa               6.48          1/18/08        300
318,375
Shurgard Securities Trust, Series 1, Class 1
AA(b)             8.24          6/15/01        380
407,669

-----------
Total collateralized mortgage obligations (cost $883,553)
905,036
------------------------------------------------------------
------------------------------------------------------------
------
Mortgage Backed Securities--27.2%
Federal Home Loan Mortgage Corp.
6.50         11/01/27        247         251,331
Federal Home Loan Mortgage Corp.
6.50         12/01/27        587         598,100
Federal Home Loan Mortgage Corp.
6.50         12/01/27         97          99,224
Federal Home Loan Mortgage Corp.(a)
7.00         11/12/28      1,000       1,026,560
Federal Home Loan Mortgage Corp.(a)
8.00         11/12/28      1,000       1,035,620
Federal National Mortgage Assoc.
9.50          7/01/25        324         347,749
Federal National Mortgage Assoc.(a)
6.50         10/14/28      1,000       1,016,870
Federal National Mortgage Assoc.(a)
6.50         10/19/28        500         510,465
Federal National Mortgage Assoc.(a)
7.50         10/19/28      1,000       1,029,680
Federal National Mortgage Assoc.(a)
7.50         11/12/28      2,500       2,578,900
Government National Mortgage Assoc.
8.49          1/15/19        260         283,287
Government National Mortgage Assoc.(a)
6.50         11/18/28      1,000       1,022,180
Government National Mortgage Assoc.(a)
7.50         11/18/28      1,000       1,036,560

-----------
Total mortgage backed securities (cost $10,785,171)
10,836,526
------------------------------------------------------------
------------------------------------------------------------
------
U.S. Government Agency Obligations--4.1%
Federal National Mortgage Assoc.
7.40          7/01/04        600         675,564
Federal National Mortgage Assoc.
6.72          8/01/05        200         221,374
Small Business Administration
6.55         12/01/17        683         731,158

-----------
Total U.S. government agency obligations (cost
   $1,538,870)
1,628,096
------------------------------------------------------------
------------------------------------------------------------
------
U. S. Government Obligations(c)--39.1%
United States Treasury Bond
11.875        11/15/03        450         601,592
United States Treasury Bond
12.00          8/15/13        500         782,110
United States Treasury Bond
7.50         11/15/16        750         954,727
United States Treasury Bond
8.125         8/15/19        400         547,936
United States Treasury Bond
7.875         2/15/21      1,060       1,430,332
United States Treasury Bond
8.125         8/15/21        100         138,672
United States Treasury Bond
7.125         2/15/23        400         504,936
United States Treasury Bond
6.375         8/15/27        120         141,713
United States Treasury Bond
6.125        11/15/27      1,015       1,170,102
United States Treasury Note
5.375         1/31/00        445         449,726
United States Treasury Note
7.75          1/31/00      2,000       2,081,880

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of         PRUDENTIAL INDEX
SERIES FUND
September 30, 1998                     PRUDENTIAL BOND
MARKET INDEX FUND
------------------------------------------------------------
-------------------

Moody's                                   Principal

Rating         Interest      Maturity      Amount
Value
Description
(Unaudited)        Rate          Date         (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
U. S. Government Obligations(c) (cont'd.)
United States Treasury Note
6.00%          8/15/00    $ 1,400     $ 1,439,816
United States Treasury Note
6.25           8/31/00        750         775,432
United States Treasury Note
5.75          11/15/00        200         205,468
United States Treasury Note
6.25           1/31/02      2,300       2,431,882
United States Treasury Note
5.75          10/31/02        200         210,218
United States Treasury Note
5.50           1/31/03        625         653,025
United States Treasury Note
6.50           8/15/05        450         505,827
United States Treasury Note
5.625          5/15/08        500         546,875

-----------
Total U. S. government obligations (cost $14,647,865)
15,572,269
------------------------------------------------------------
------------------------------------------------------------
------
Foreign Corporate Bonds--1.6%
Hanson PLC (United Kingdom)
A3               7.375          1/15/03        300
322,461
Tyco International Group (Luxembourg)
Baa1             6.375          6/15/05        300
316,218

-----------
Total foreign corporate bonds (cost $609,699)
638,679

-----------
------------------------------------------------------------
------------------------------------------------------------
------
Foreign Government Obligations--1.4%
Quebec Hydro (Canada)
   (cost $525,213)
A2               7.50           4/10/06
559,140

-----------
Total long-term investments (cost $36,140,296)
37,567,631

-----------
------------------------------------------------------------
------------------------------------------------------------
------
SHORT-TERM INVESTMENTS--29.0%
Repurchase Agreement--28.0%
Joint Repurchase Agreement Account (Note 5)
NR               5.522         10/01/98     11,152
11,152,000
U.S. Government Obligations--1.0%
United States Treasury Note
6.00           8/15/99        375         379,279

-----------
Total short-term investments (cost $11,527,795)
11,531,279

-----------
Total Investments--123.4%
(cost $47,668,091; Note 4)
49,098,910
Liabilities in excess of other assets--(23.4)%
(9,309,302)

-----------
Net Assets--100%
$39,789,608

-----------

-----------

---------------
LP--Limited Partnership.
NR--Not rated by Moody's or Standard & Poor's.
PLC--Public Limited Company (British Corporation).
(a) Mortgage dollar roll, see Note 1.
(b) Standard & Poor's Rating.
(c) Pledged as collateral for dollor rolls.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

                                         PRUDENTIAL INDEX
SERIES FUND
Statement of Assets and Liabilities      PRUDENTIAL BOND
MARKET INDEX FUND
------------------------------------------------------------
--------------------

Assets
September 30, 1998

------------------
Investments excluding repurchase agreement, at value (cost
$36,516,091)................................         $
37,946,910
Repurchase Agreement, at value (cost
$11,152,000)................................................
 ......         $ 11,152,000
Cash........................................................
 ...........................................
170
Receivable for investments
sold........................................................
 ................            8,333,340
Interest
receivable..................................................
 ..................................              428,254
Receivable for Fund shares
sold........................................................
 ................               80,589
Due from
Manager.....................................................
 ..................................               26,951
Prepaid
expenses....................................................
 ...................................                  387

------------------
   Total
assets......................................................
 ..................................           57,968,601

------------------
Liabilities
Dollar roll
payable.....................................................
 ...............................            9,262,878
Payable for investments
purchased...................................................
 ...................            8,838,417
Accrued expenses and other
liabilities.................................................
 ................               53,609
Payable for Fund shares
reacquired..................................................
 ...................               24,089

------------------
   Total
liabilities.................................................
 ..................................           18,178,993

------------------
Net
Assets......................................................
 .......................................         $ 39,789,608

------------------

------------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 ......         $      3,646
   Paid-in capital in excess of
par.........................................................
 ...........           36,690,630

------------------

36,694,276
Undistributed net investment
income......................................................
 ..............            1,462,703
Accumulated net realized gain on
investments.................................................
 ..........              201,810
Net unrealized appreciation on
investments.................................................
 ............            1,430,819

------------------
Net assets, September 30,
1998........................................................
 .................         $ 39,789,608

------------------

------------------
Class Z:
   Net asset value per share
      ($39,789,608 / 3,646,071 shares of beneficial interest
issued and outstanding)...................
$10.91

------------------

------------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

PRUDENTIAL INDEX SERIES FUND
PRUDENTIAL BOND MARKET INDEX FUND
Statement of Operations
------------------------------------------------------------

                                            October 1,
1997(a)
                                                 Through
Net Investment Income                       September 30,
1998
Income
  Interest...............................       $2,038,989
                                            ----------------
--
Expenses
  Management fee.........................           83,862
  Custodian's fees and expenses..........           82,000
  Registration fees......................           72,000
  Reports to shareholders................           20,000
  Legal fees.............................           20,000
  Audit fee..............................           18,000
  Trustees' fees.........................            6,400
  Transfer agent's fees and expenses.....            2,000
  Miscellaneous..........................              804
                                            ----------------
--
     Total operating expenses............          305,066
  Less: Expense subsidy (Note 2).........         (170,875)
                                            ----------------
--
     Net expenses........................          134,191
                                            ----------------
--
Net investment income....................        1,904,798
                                            ----------------
--
Realized and Unrealized Gain on
Investments
Net realized gain on investment
  transactions...........................          220,276
Net change in unrealized appreciation
  investments............................        1,430,819
                                            ----------------
--
Net gain on investments..................        1,651,095
                                            ----------------
--
Net Increase in Net Assets
Resulting from Operations................       $3,555,893
                                            ----------------
--
                                            ----------------
--

---------------
  (a) Commencement of investment operations.

PRUDENTIAL INDEX SERIES FUND
PRUDENTIAL BOND MARKET INDEX FUND
Statement of Changes in Net Assets
------------------------------------------------------------

                                             October 1,
1997(a)
Increase in                                       Through
Net Assets                                   September 30,
1998
Operations
  Net investment income....................     $  1,904,798
  Net realized gain on investment
     transactions..........................          220,276
  Net change in unrealized appreciation on
     investments...........................        1,430,819
                                             ---------------
---
  Net increase in net assets resulting from
     operations............................        3,555,893
                                             ---------------
---
Dividends and distributions (Note 1)
  Dividends from net investment income.....
(461,718)
                                             ---------------
---
  Distributions from net realized gains....
(18,466)
                                             ---------------
---
Fund share transactions
  Net proceeds from shares sold............       38,076,778
  Net asset value of shares issued in
     reinvestment of distributions.........          469,351
  Cost of shares reacquired................
(1,832,230)
                                             ---------------
---
  Net increase in net assets from Fund
     share transactions....................       36,713,899
                                             ---------------
---
Total increase.............................       39,789,608
Net Assets
Beginning of period........................                0
                                             ---------------
---
End of period(b)...........................     $ 39,789,608
                                             ---------------
---
                                             ---------------
---
---------------
  (a) Commencement of operations.
  (b) Includes undistributed net investment
      income of............................     $  1,462,703
                                             ---------------
---

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

                                       PRUDENTIAL INDEX
SERIES FUND
Notes to Financial Statements          PRUDENTIAL BOND
MARKET INDEX FUND
------------------------------------------------------------
--------------------
Prudential Index Series Fund, (the 'Company') is registered
under the Investment
Company Act of 1940 as an open-end, diversified management
investment company.
The Company was established as a Delaware business trust on
May 11, 1992 and
currently consists of five separate funds. Prudential Bond
Market Index Fund
(the 'Fund') commenced investment operations on October 1,
1997 when 3,000,020
shares of beneficial interest of the Fund were sold for
$30,000,200 to the
Prudential Insurance Company of America ('The Prudential'). The Fund's investment objective is to seek to provide investment results that correspond to the total return performance of a broad-based
index of
fixed-income securities, currently the Lehman Brothers
Aggregate Bond Index.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Company and the Fund in the preparation of its financial
statements.
Security Valuation: Securities for which the primary market
is on an exchange
are valued at the last sale price on such exchange on the
day of valuation or,
if there were no sales on such day, at the mean between the
last bid price in
the absence of an asked price. Securities that are actively
traded in the
over-the-counter market, including listed securities for
which the primary
market is believed to be over-the-counter, are valued by an
independent pricing
agent or a principal market maker. U.S. Government
securities for which market
quotations are available are valued at a price provided by
an independent
broker/dealer or pricing service.
Options on securities that are listed on an exchange are
valued at the last
sales price at the close of trading on such exchange or, if
there were no sales
on the applicable option exchange, on such day at the
average of the quoted bid
and asked prices as of the close of such exchange. Futures
contracts and options
thereon traded on a commodities exchange or board of trade
are valued at the
last sale price at the close of trading on such exchange or
board of trade or,
if there was no sale on the applicable commodities exchange
or board of trade on
such day, at the average of the quoted bid and asked prices
as of the close of
such exchange or board of trade. Securities for which
reliable market quotations
are not available or for which the pricing agent or
principal market maker does
not provide a valuation or methodology that, in the
judgement of the subadviser,
does not represent fair value, are valued at fair value as
determined by
procedures established by the Company's Trustees.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost.
In connection with transactions in repurchase agreements
with U.S. financial
institutions, it is the Company's policy that its custodian
or designated
subcustodians, under triparty repurchase agreements as the
case may be, take
possession of the underlying collateral securities, the
value of which exceeds
the principal amount of the repurchase transaction including accrued interest.
To the extent that any repurchase transaction exceeds one
business day, the
value of the collateral is marked-to-market on a daily basis to ensure the
adequacy of the collateral. If the seller defaults and the
value of the
collateral declines or if bankruptcy proceedings are
commenced with respect to
the seller of the security, realization of the collateral by the Fund may be
delayed or limited.
Dollar Rolls: The Fund enters into mortgage dollar rolls in
which the Fund sells
mortgage securities for delivery in the current month,
realizing a gain or loss
and simultaneously contracts to repurchase somewhat similar
(same type, coupon
and maturity) securities on a specified future date. During
the roll period, the
Fund forgoes principal and interest paid on the securities.
The Fund is
compensated by the interest earned on the cash proceeds of
the initial sale and
by the lower repurchase price at the future date. The
difference between the
sales proceeds and the lower repurchase price is recorded as interest income.
The Fund maintains a segregated account, the dollar value of which is at least
equal to its obligations, in respect of dollar rolls. Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains or losses from
investment
transactions are calculated on the identified cost basis.
Interest income is
recorded on the accrual basis. The Fund accretes discounts
and amortizes
premiums on portfolio securities as adjustments to interest
income. Expenses are
recorded on the accrual basis which may require the use of
certain estimates by
management.
Dividends and Distributions: The Fund expects to pay
dividends of net investment
income and distributions of net realized capital gains, if
any, at least
annually. Dividends and distributions are recorded on the ex-
dividend date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
------------------------------------------------------------
--------------------
                                       8

                                            PRUDENTIAL INDEX
SERIES FUND
Notes to Financial Statements               PRUDENTIAL BOND
MARKET INDEX FUND
------------------------------------------------------------
--------------------
Taxes: For federal income tax purposes, each fund in the
Company is treated as a
separate taxpaying entity. It is the Fund's policy to meet
the requirements of
the Internal Revenue Code applicable to regulated investment companies and to
distribute all of its taxable net investment income to its
shareholders.
Therefore, no federal income tax provision is required. Deferred Offering Expenses: Approximately $20,000 of
expenses were incurred in
connection with the organization of the Fund. These costs
were deferred and
amortized over a period of one year from the date the Fund
commenced investment
operations.
Reclassification of Capital Accounts: The Fund accounts and
reports for
distributions to shareholders in accordance with American
Institute of Certified
Public Accountants' Statement of Position 93-2:
Determination, Disclosure, and
Financial Statement Presentation of Income, Capital Gain,
and Return of Capital
Distributions by Investment Companies. The effect of
applying this statement was
to increase undistributed net investment income and decrease paid-in capital by
$19,623 due to certain expenses not deductible for tax
purposes. Net investment
income, net realized gains and net assets were not affected
by this change.
------------------------------------------------------------
Note 2. Agreements
The Company has a management agreement with Prudential
Investments Fund
Management LLC ('PIFM'). Pursuant to this agreement, PIFM
has responsibility for
all investment advisory services and supervises the
subadviser's performance of
such services. PIFM has entered into a subadvisory agreement with The Prudential
Investment Corporation ('PIC'); PIC furnishes investment
advisory services in
connection with the management of the Company. PIFM pays for the cost of the
subadviser's services, the compensation of officers of the
Company, occupancy
and certain clerical and bookkeeping costs of the Company.
The Company bears all
other costs and expenses.
The management fee paid PIFM is computed daily and payable
monthly, at an annual
rate of .25 of 1% of the Fund's average daily net assets.
The Company had a distribution agreement with Prudential
Securities Incorporated
('PSI') which acted as the distributor of the Company
through May 31, 1998.
Prudential Investment Management Services LLC ('PIMS')
became the Company's
distributor effective June 1, 1998 and is serving the
Company under the same
terms and conditions as under the arrangement with PSI. No
distribution or
service fees are paid to PIMS as distributor of the Fund. PSI, PIFM, PIC and PIMS are indirect wholly owned subsidiaries of The Prudential
Insurance Company of America.
PIFM has agreed to subsidize the operating expenses of the
Fund, so that total
Fund operating expenses do not exceed .40% on an annualized
basis of the Fund's
average daily net assets. This voluntary waiver may be
terminated at any time
without notice. For the period ended September 30, 1998,
PIFM subsidized
$170,875 of the expenses of the Fund (0.51% of the average
daily net assets
annualized or $0.047 per share).
The Company, along with other affiliated registered
investment companies (the
'Funds'), has a credit agreement (the 'Agreement') with an
unaffiliated lender.
The maximum commitment under the Agreement is $200,000,000.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve as an alternative source of funding for capital
share redemptions. The
Fund did not borrow any amounts pursuant to the Agreement
during the period
ended September 30, 1998. The Fund pays a commitment fee at
an annual rate of
 .055 of 1% on the unused portion of the credit facility. The commitment fee is
accrued and paid quarterly on a pro rata basis by the Funds.
The Agreement
expires on December 29, 1998.
------------------------------------------------------------
Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Company's transfer agent. During the period
ended September 30,
1998, the Fund incurred fees of approximately $1,800 for the services of PMFS.
As of September 30, 1998, approximately $300 of such fees
were due to PMFS.
Transfer agent fees and expenses in the Statement of
Operations also include
certain out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than
short-term investments,
for the period ended September 30, 1998, were $28,704,632
and $10,569,626,
respectively, which includes purchases and sales of U.S.
government obligations
of $18,880,614 and $4,995,544, respectively.
The federal income tax basis of the Fund's investments at
September 30, 1998 was
substantially the same as for financial reporting purposes
and, accordingly, net
unrealized appreciation for federal income tax purposes was
$1,430,819 (gross
unrealized appreciation-$1,435,414; gross unrealized
depreciation-$4,595).
------------------------------------------------------------
--------------------
                                       9

                                             PRUDENTIAL
INDEX SERIES FUND
Notes to Financial Statements                PRUDENTIAL BOND
MARKET INDEX FUND
------------------------------------------------------------
--------------------
The average balance of dollar rolls outstanding during the
period ended
September 30, 1998 was approximately $7,441,249. The value
of dollar rolls
outstanding at September 30, 1998 was $9,256,835, which was
16% of total assets.
------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account
The Company, along with other affiliated registered
investment companies,
transfers uninvested cash balances into a single joint
account, the daily
aggregate balance of which is invested in one or more
repurchase agreements
collateralized by U.S. Treasury or federal agency
obligations. As of September
30, 1998, the Fund had a 1.51% undivided interest in the
repurchase agreements
in the joint account. This undivided interest represented
$11,152,000 in
principal amount. As of such date, the repurchase agreements in the joint
account and the value of the collateral therefore were as
follows:
Warburg Dillon Read LLC, 5.52%, in the principal amount of
$210,000,000,
repurchase price $210,032,200, due 10/1/98. The value of the collateral
including accrued interest was $214,255,819.
Bear Stearns & Co., 5.58%, in the principal amount of
$210,000,000, repurchase
price $210,032,550, due 10/1/98. The value of the collateral including accrued
interest was $214,893,617.
Credit Suisse First Boston Corp., 5.55%, in the principal
amount of
$107,606,000, repurchase price $107,622,589, due 10/1/98.
The value of the
collateral including accrued interest was $111,084,883. Goldman Sachs, & Co., 5.45%, in the principal amount of $210,000,000, repurchase price $210,031,792, due 10/1/98. The value of the collateral including accrued
interest was $214,200,293.
------------------------------------------------------------
Note 6. Capital
The Fund has authorized an unlimited number of shares of Class Z beneficial interest at $.001 per value per share. Transactions in shares of beneficial interest were as follows:

Class Z                                              Shares
--------------------------------------------------  --------
-
October 1, 1997(a) through
  September 30, 1998:
Shares sold.......................................
3,776,725
Shares issued in reinvestment of dividends and
  distributions...................................
46,470
Shares reacquired.................................
(177,124)
                                                    --------
-
Net increase in shares outstanding................
3,646,071

At September 30, 1998, 3,091,847 shares were owned by The
Prudential.
---------------
  (a) Commencement of investment operations.
------------------------------------------------------------
--------------------
                                       10

                                         PRUDENTIAL INDEX
SERIES FUND
Financial Highlights                     PRUDENTIAL BOND
MARKET INDEX FUND
------------------------------------------------------------
--------------------

October 1, 1997(c)

Through

September 30,

1998

------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period......................................................
 ................          $  10.00

------
Income from investment operations
Net investment
income(d)...................................................
 ...............................               .55
Net realized and unrealized gain on investment
transactions...............................................
 .52

------
   Total from investment
operations..................................................
 .....................              1.07

------
Less distributions
Dividends from net investment
income......................................................
 ................              (.15)
Distribution from net realized
gains.......................................................
 ...............              (.01)

------
   Total dividends and
distributions...............................................
 .......................              (.16)

------
Net asset value, end of
period......................................................
 ......................          $  10.91

------

------
TOTAL
RETURN(a):..................................................
 ........................................             10.79%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).......................................................
 ....................          $ 39,790
Average net assets
(000).......................................................
 ...........................          $ 33,637
Ratios to average net assets:(d)

Expenses....................................................
 ...........................................
 .40%(b)
   Net investment
income......................................................
 ............................              5.68%(b)
   Portfolio turnover
rate........................................................
 ........................                33%

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Annualized.
(c) Commencement of investment operations.
(d) Net of expense subsidy.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     11

                                          PRUDENTIAL INDEX
SERIES FUND
Report of Independent Accountants         PRUDENTIAL BOND
MARKET INDEX FUND
------------------------------------------------------------
--------------------
To the Shareholders and Board of Trustees of Prudential Index Series Fund--Prudential Bond Market Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Index Series
Fund--Prudential Bond Market Index Fund (the 'Fund,' one of the portfolios constituting Prudential Index Series Fund) at September 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the period October 1, 1997 (commencement of operations) through
September 30, 1998, in conformity with generally accepted accounting principles.
These financial statements and financial highlights
(hereafter referred to as
'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audit, which included confirmation of securities at
September 30, 1998 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
November 20, 1998
------------------------------------------------------------
--------------------
                                       12

Important Notice for Certain Shareholders     PRUDENTIAL
INDEX SERIES FUND
(Unaudited)                                   PRUDENTIAL
BOND MARKET INDEX FUND
------------------------------------------------------------
--------------------
We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the mutual fund meets certain requirements mandated by the prospective state's taxing authorities. We are pleased to report that 42% of the dividends paid by the Prudential Index Series Fund--Prudential
Bond Market Index Fund qualify for such deduction.

For more information regarding your state and local taxes,
you should contact
your tax advisor or the state/local taxing authorities.
------------------------------------------------------------
--------------------

Getting The Most From Your Prudential Mutual Fund.
Some mutual fund shareholders won't ever read this -- they don't read annual and semi-annual reports. It's quite understandable. These annual and semi-annual reports are prepared to comply with Federal regulations. They are often written in language that is difficult to understand.
So when most people
run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake.
At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read, in hopes you'll find it profitable to spend a few minutes familiarizing yourself with your investment.
Here's what you'll find in the report:

At A Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats.
You'll find it first
on the "At A Glance" page where we compare the Fund and the comparable average calculated by Lipper Analytical Services, a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance -- it generally smoothes out returns and gives you an idea how much the Fund has earned in an average year, for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. And keep in mind that past performance is not indicative of future results.

Portfolio Manager's Report
The portfolio manager who invests your money for you reports onsuccessful -- and not-so-successful -- strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors and any changes that are on the drawing board.

Portfolio Of Investments
This is where the report begins to look technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the Portfolio Manager's Report that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement Of Assets And Liabilities
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes) and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period.
It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily along with the value of every security in the portfolio.

Statement Of Operations
This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here -- both realized and unrealized.

Statement Of Changes In Net Assets
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it -- through dividends and distributions -- and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

Notes To Financial Statements
This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they also outline how Prudential Mutual
Funds prices securities. The Notes also explain who manages and distributes the
Fund's shares, and more importantly, how much they are paid for doing so.
Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights
This information contains many elements from prior pages, but on a per share basis. It is designed to help you understand how the Fund performed and to compare this year's performance and expenses to those of prior years.

Independent Auditor's Report
Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information
This is information which we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax advisor.

Performance Comparison
These charts are included in the annual report and are required by the
Securities Exchange Commission. Performance is presented here as a hypothetical
$10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad based securities index, as well.
The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the fund -- the index is a broadly based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors generally cannot invest directly in an index.

<PGE>


Getting The Most From Your Prudential Mutual Fund.
When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco
Securities registered representative. Your advisor or representative can provide you with the following services:

------------------------------------------------------------
-------------------
There's No Reward Without Risk; But Is This Risk Worth It? Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. And risk can be difficult to gauge -- sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction -- there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

------------------------------------------------------------
-------------------
Keeping Up With The Joneses.
A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance -- not just based on the current investment fad.

------------------------------------------------------------
-------------------
Buy Low, Sell High.
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.



Comparing A $10,000 Investment.
-------------------------------------
Prudential Bond Market Index Fund vs.
the Lehman Brothers Aggregate Index.

Class Z
(CHART)

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.

This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in the Prudential Bond Market Index Fund (Class Z shares) with a similar investment in the Lehman Brothers Aggregate Index (the Index) by portraying the initial account values at the commencement of operations of
Class Z, and the subsequent account values at the end of the fiscal year
(September 30), as measured on a quarterly basis, beginning in 1997. For purposes of the graph, it has been assumed that all dividends and distributions were reinvested. Class Z shares are not subject to a sales charge or distribution fee. Class Z shares have been in existence less than one year, therefore no average annual returns are presented.

The Index is an unmanaged index that consists of three major classes of fixed-income investments: U.S. Treasury and Government agency securities, investment-grade corporate debt obligations, and mortgage-backed securities.
The securities included in the Index must be U.S. dollar-denominated and investment-grade, and have a fixed rate coupon, with a remaining maturity or average life of at least one year, and generally have an outstanding market value of at least $100 million. The Index includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The securities in the Index may differ substantially from the securities in the Fund. The Index is not the only one that may be used to characterize performance of bond funds, and other indexes may portray different comparative performance. Investors cannot invest directly in an index.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Mendel A. Melzer, CFA
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Brian M. Storms
Louis A. Weil, III
Clay T. Whitehead

Officers
Brian M. Storms, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Marguerite E.H. Morrison, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

74431F837   MF174E5


(ICON)

Prudential
Small-Cap
Index Fund

ANNUAL
REPORT
Sept. 30, 1998

Prudential Small-Cap Index Fund
A Series of the Prudential Index Series Fund

Performance At A Glance.
The volatile 12 months ending September 30, 1998 included a bear market for small-cap stocks -- a 31% drop from the April 22 peak to the September 1 low.
Small companies tend to be more vulnerable than larger firms to an economic slowdown, so when uncertainty about the consequences of Asia's recession eroded investors' confidence, small-cap stocks declined significantly more than those of larger firms. The Prudential Small-Cap Index Fund performed in line with the Index itself, and better than the average managed small-cap mutual fund.

Cumulative Total Returns1                        As of
9/30/98

                                       Since
                                     Inception2
Class Z                           -18.98% (-20.08)
Lipper Small-Cap Fund Avg.3           -20.60%
S&P SmallCap 600 Index4               -18.67%

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper
Analytical
Services. Since Class Z shares have been in existence less than a year, no average annual total returns are presented. Without waiver of management fees and/or expense subsidization, the Fund's cumulative total returns would have been lower, as indicated in parentheses ( ).

2 Inception date: Class Z, 10/1/97. The Lipper reporting period begins 9/30/97.

3 The Lipper Since Inception return is for all funds in the Small-Cap Fund category.

4 The Standard & Poor's SmallCap 600 Stock Price Index (S&P SmallCap 600 Index) is a market capitalization-weighted index comprised of 600 domestic stocks chosen for market size, liquidity, and industry group representation. The Index is unmanaged and the total return includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The securities in the Index may differ substantially from the securities in the Fund. The S&P SmallCap 600
Index is not the only index that may be used to characterize performance of stock funds, and other indexes may portray different comparative performance.
Investors cannot invest directly in an index.

How Investments Compared.
    (As of 9/30/98)
         (CHART)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide
12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

(PHOTO)
Portfolio
Manager's Report
The Prudential Small-Cap Index Fund seeks to provide investment results that correspond to the price and yield of a broad-based index of small capitalization stocks. Currently we use the Standard &
Poor's SmallCap 600
Stock Price Index (S&P SmallCap 600). The S&P SmallCap 600 consists of 600 U.S.
stocks selected to be representative of the industry composition of the small-cap market. On September 30, the market values of the S&P SmallCap 600 ranged from $28 million to $3,212 million, with a median of $385 million. The difference between the Fund's return and that of the Index is primarily fees and management expenses. There can be no assurance that the Fund will achieve its investment objective.

A Leading Indicator.
Historically, small-cap stocks have tended to decline before an economic recession and outperform larger company stocks coming out of a slump. Although economists are not anticipating a U.S. recession, the poor performance of small-cap stocks signaled a sharp drop in earnings growth. Investors appear to have expected a recession. Looking forward, small-cap stocks, as leading indicators, may move up before the economy resumes speed.

                 -- Wai Chiang,
                  Fund Manager

Market Review.
-------------------------------------------------
The past 12 months included a sharp economic contraction in Asia, a slowdown in the earnings growth of U.S. firms, a Russian debt default, and large losses for several hedge funds and banks. Investors became nervous, so they focused on the very safest investments: U.S. Treasury bonds and the stocks of a few very large companies. Small-cap stocks sank by 31% in the summer bear market. The price of the average stock for companies that were smaller than the largest fifth dropped sharply, with a clear relation between small size and large price decline. Market capitalization (the market price for all of a firm's outstanding stock) was the greatest influence on stock return within the S&P
SmallCap 600, which itself underperformed large-company stocks. Independent of size, earnings per share (EPS) and EPS growth also affected stock performance, according to a Lehman Brothers analysis.

The Gaining Sectors.
Only two S&P SmallCap 600 sectors had positive average returns: utilities (up
23%) and financials (up four percent). Utilities historically tend to hold up well in a downturn because of the stability of their earnings growth. Electric companies returned 34% and water companies 30%, on average, a sharp contrast to other industries in our universe. Performance in the financial sector favored companies less vulnerable to an economic slowdown, such as life and health insurers (up 34%) and multiline insurers (up 17%). Investment management firms
(up 31%) also did well, while the more exposed investment banks/brokers declined by 10%. Small-cap financial firms tended to be less exposed to overseas difficulties than large companies in the same industries, so their performance was stronger.

The Losing Sectors.
Of the sectors with negative returns, basic materials fell least (down 10%), a contrast from the large-cap universe, where they were at the bottom. The broad range of commodity prices, as captured by the Goldman Sachs Commodity Index, was at about 10-year lows. Forest products, metals, chemicals, and agricultural products all were cheap, and the companies that made them suffered. This is a cyclical sector, and the global economic slowdown and investors' fears of worse to come affected returns. Among small companies, however, there are more niche players. Agricultural products (up 28%) and construction (cement and aggregates, up six percent) had positive returns, whereas metals and chemical firms lost ground.

The two consumer sectors, cyclicals (companies that perform better in an economic expansion) and staples, comprise many industries and a wide range of results. Consumer cyclicals (down 14%) were pulled down by the 54% decline of the lodging industry and the 41% drops of both gaming firms and specialty textile companies. Among the larger gains were the 26% gain of household furnishings and the 17% rise of both home furnishing textiles and commercial and consumer service companies. Consumer staples (down 17%) suffered from the
58% drop of non-
durable household products. Tobacco companies (down 48%) and employment services (down 49%) also had large impacts on the negative result.

The health care sector fell 17%. As with larger companies, drugs (up seven percent) had relatively strong returns, while service industries, such as long-term care (down 59%) and managed care (down 46%), reflected the difficulties in managing and pricing health service delivery. The exception to this theme was specialized services (up 11%). Biotechnology firms also averaged a substantial 41% decline.

Transportation firms were down 25%, on average, because of very poor performance from companies focusing on moving larger goods -
- air freight,
railroads, and truckers. Airlines (up 56%), by contrast, had a very strong year, while shippers (up nine percent) also had a positive year. Capital goods
(down 27%) suffered from the uncertain future, with trucks and parts (down
46%) and electrical equipment (down 39%) hurt the most. The positive four percent movement of office equipment and supplies firms mitigated the declines a little.

The technology sector (down 37%) was particularly hit by Asian events.
Semiconductor equipment manufacturers (down 55%), semiconductor manufacturers
(down 55%), and electronics component distributors (down
59%) were the poorest
performers.

The 49% decline of energy stocks was due to the warm El Nino winter and a very unfavorable supply/demand situation for oil. Communication services in the small-cap universe comprises only two long-distance companies with an average return of -49% for the year.

How The S&P SmallCap 600 Index Performed.
               (GRAPH)

The S&P SmallCap 600 Index currently measures the performance of selected U.S.
stocks with a market value no greater than $3.212 million
(as of September 30,
1998). "S&P SmallCap 600" and "Standard & Poor's 600" are trademarks of The
McGraw-Hill Companies, Inc. and have been licensed for use by Prudential and its affiliates and subsidiaries. Prudential Small-Cap Index
Fund is not
sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Fund. The performance cited does not represent the performance of the Prudential Small-
Cap Index Fund.
Past performance is not indicative of future results.
Investors cannot invest
directly in an index.

Source: Lipper Analytical Services, Inc.

 S&P SmallCap 600 Index
  Annual Total Return
by Sector as of 9/30/98.

Utilities                23%
Financial                 4%
Basic Materials         -10%
Consumer Cyclicals      -14%
Consumer Staples        -17%
Health Care             -17%
Industrials             -24%
Transportation          -25%
Capital Goods           -27%
Technology              -37%
Communication Services  -49%
Energy                  -49%
S&P SmallCap 600 Index  -19%
Source: Standard & Poor's

President's Letter
November 9, 1998
------------------------------------------------------------
-------------------
(PHOTO)
                        Guarding Against Uncertainty.
Dear Shareholder:
As we enter the final months of the year, the news from the financial markets is decidedly mixed. After setting record highs earlier, stocks, as measured by the Dow Jones Industrial Average, experienced a series of steep sell-offs in late summer. The market rebounded in early fall, helped by two interest rate cuts by the Federal Reserve.

During this uncertainty there was also good news to report.
Bonds appreciated
as investors fled troubled Asian and other emerging markets for the safe haven of U.S. debt securities -- especially Treasuries. The U.S.
economy remains
strong, with steady growth and low inflation.

Guarding against uncertainty in the current market environment can be challenging. That's why it is important to manage your expectations and diversify your portfolio.

Keep A Good Perspective.
Experienced mutual fund investors understand that financial markets will always rise and fall -- that's what markets do. Although past performance may not be indicative of future results, stocks and bonds have, over time, consistently produced attractive returns that have kept ahead of inflation. In fact, investors who remained focused on the long term and did not sell during the recent market volatility were rewarded. Stock prices, as measured by the
Standard & Poor's 500 Index, have rebounded nearly 25% since their August
Lows -- setting a new record high on November 23, 1998.

Diversify. Diversify. Diversify.
Because asset classes seldom move in lockstep, owning a mix of stock, bond, and money market mutual funds can help lessen the effects of a market downturn over time. In fact, a well-diversified portfolio may retain or perhaps even gain in value during times of uncertainty.

We're Here To Help.
How diversified is your portfolio? Your Prudential professional will be glad to review your current allocations. He or she will recommend adjustments based upon your goals, market conditions, risk tolerance, and potential investment opportunities.

Thank you for your confidence in Prudential mutual funds.
We'll continue to do
our part in keeping you informed.

Sincerely,

Brian M. Storms
President
                                    2

Portfolio of Investments as of        PRUDENTIAL INDEX
SERIES FUND
September 30, 1998                    PRUDENTIAL SMALL-CAP
INDEX FUND
------------------------------------------------------------
---------
------------------------------------------------------------
---------

Shares       Description                     Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--93.0%
COMMON STOCKS--93.0%
------------------------------------------------------------
Advertising--1.1%
  1,700    HA-LO Industries, Inc.(a)                 $
49,725
  2,900    True North Communications, Inc.
64,344
  2,500    Valassis Communications, Inc.
100,000
                                                     -------
----

214,069
------------------------------------------------------------
Aerospace--0.5%
  1,400    BE Aerospace, Inc.(a)
30,800
  2,400    Orbital Sciences Corp.(a)
67,350
  1,400    Trimble Navigation, Ltd.(a)
14,088
                                                     -------
----

112,238
------------------------------------------------------------
Airlines--0.8%
  4,350    Comair Holdings, Inc.
125,062
  1,800    Mesa Air Group, Inc.(a)
9,000
  1,500    SkyWest, Inc.
28,688
                                                     -------
----

162,750
------------------------------------------------------------
Automobiles & Trucks--1.1%
  2,300    Breed Technologies, Inc.
14,088
  1,100    Discount Auto Parts, Inc.(a)
26,469
  4,600    Gentex Corp.
69,000
  1,200    Simpson Industries, Inc.
12,075
  1,450    Smith (A.O.) Corp.
28,456
    800    Spartan Motors, Inc.
3,950
    800    Standard Motor Products, Inc.
             (Class 'A' Stock)
19,500
  1,500    TBC Corp.(a)
9,000
  1,400    Titan International, Inc.
15,575
  1,500    Wabash National Corp.
22,125
                                                     -------
----

220,238
------------------------------------------------------------
Banks and Savings & Loans--7.2%
  1,800    Astoria Financial Corp.(a)
75,825
  1,000    Banknorth Group, Inc.
29,250
  1,100    Carolina First Corp.
24,338
  1,300    CCB Financial Corp.                       $
130,975
  1,800    Centura Banks, Inc.
113,175
  1,475    Commerce Bancorp, Inc.
58,355
  3,800    Commercial Federal Corp.(a)
89,537
  1,890    Downey Financial Corp.
45,006
  4,200    First Merit Corp.
98,437
  2,000    First Midwest Bancorp, Inc.
79,125
  2,000    FirstBank Puerto Rico(a)
50,750
  2,857    HUBCO, Inc.
72,496
    600    JSB Financial, Inc.
30,788
  3,400    Keystone Financial, Inc.
100,725
  1,000    Premier Bancshares, Inc.
21,250
  1,500    Queens County Savings Bank Corp.
40,125
  2,000    Riggs National Corp.
49,000
  1,300    Silicon Valley Bancshares
20,800
  2,600    St. Paul Bancorp, Inc.
56,712
  2,300    Susquehanna Bancshares, Inc.
43,413
  1,500    Trustco Bank Corp.
40,219
  2,600    United Bankshares, Inc.
67,112
  2,800    UST Corp.
59,150
  1,300    Whitney Holding Corp.
54,275
                                                     -------
----

1,450,838
------------------------------------------------------------
Broadcasting--0.4%
  1,200    Metro Networks, Inc.(a)
43,950
  2,000    Westwood One, Inc.(a)
35,750
                                                     -------
----

79,700
------------------------------------------------------------
Chemicals--1.8%
  1,500    Cambrex Corp.
35,344
    600    Chemed Corp.
16,838
  1,200    Chemfirst, Inc.(a)
21,150
  1,565    Enzo Biochem, Inc.
10,955
  1,500    Geon Co.
26,625
  1,500    Lilly Industries, Inc. (Class 'A'
             Stock)
26,437
  1,700    MacDermid, Inc.
51,425
  1,000    Material Sciences Corp.(a)
8,750
    700    McWhorter Technologies, Inc.(a)
14,131

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of        PRUDENTIAL INDEX
SERIES FUND
September 30, 1998                    PRUDENTIAL SMALL-CAP
INDEX FUND
------------------------------------------------------------
---------
------------------------------------------------------------
---------

Shares       Description                     Value (Note 1)
------------------------------------------------------------
Chemicals (cont'd.)
  1,700    Mississippi Chemical Corp.(a)             $
20,613
  1,700    OM Group, Inc.
47,919
    500    Penford Corp.
7,500
    600    Quaker Chemical Corp.
9,375
  1,200    Scotts Co. (Class 'A'Stock)(a)
36,750
  1,000    WD 40 Co.
23,937
                                                     -------
----

357,749
------------------------------------------------------------
Commercial Services--3.4%
  1,750    AAR Corp.
34,344
  1,300    ABM Industries, Inc.
38,025
  1,500    ADVO, Inc.
36,656
  2,100    Billing Concepts Corp.
29,400
  2,400    Bowne & Co., Inc.
40,650
  1,200    Catalina Marketing Corp.(a)
56,400
  1,300    CDI Corp.
29,575
  2,000    Central Parking Corp.
100,750
    700    Central Vermont Public Service Corp.
7,569
    900    Fair Issac & Co., Inc.
30,037
  1,300    G & K Services, Inc. (Class 'A' Stock)
60,937
    700    Insurance Auto Auctions, Inc.(a)
8,750
  3,100    Interim Services, Inc.(a)
63,744
  1,000    Merrill Corp.
15,687
  1,300    NFO Worldwide, Inc.(a)
12,919
  1,700    Norrell Corp.
25,500
  1,600    Vantive Corp.
9,600
    900    Volt Information Sciences, Inc.(a)
17,944
  2,500    World Color Press, Inc.(a)
77,500
                                                     -------
----

695,987
------------------------------------------------------------
Computer Services--6.6%
  3,400    Acxiom Corp.(a)
84,362
  2,800    American Management Systems, Inc.(a)
76,650
  1,400    Analysts International Corp.
42,000
  1,400    BancTec, Inc.(a)
19,950
  1,950    Boole & Babbage, Inc.(a)
45,338
  1,800    BISYS Group, Inc.(a)
79,425
  2,200    Cerner Corp.(a)
58,987
  3,000    Ciber, Inc.
60,562
    800    Consolidated Graphics, Inc.
30,400
    900    Customtracks Corp.                        $
4,669
  3,500    E Trade Group, Inc.
65,406
  2,600    Harbinger Corp.(a)
18,850
  1,300    Henry (Jack) & Associates, Inc.
62,075
  1,700    HNC Software, Inc.
69,062
  1,300    Hutchinson Technology, Inc.
22,263
  2,045    Hyperion Software Corp.
44,351
  2,600    Macromedia, Inc.(a)
42,250
  1,200    Mercury Interactive Corp.
47,625
  1,000    Micros Systems, Inc.
30,000
  2,300    National Data Corp.
71,012
  2,200    National Instruments Corp.
54,863
  1,600    Platinum Software Corp.(a)
16,400
  1,050    Progress Software Corp.(a)
27,169
  3,100    Read-Rite Corp.(a)
24,219
  1,200    Scott Technologies, Inc.
13,350
  3,000    System Software Associates, Inc.
15,188
  2,500    Technology Solutions Co.
28,125
  1,000    Telxon Corp.
20,375
    600    Wall Data, Inc.(a)
9,150
  3,100    Whittman Hart, Inc.
56,962
  2,800    Xylan Corp.(a)
37,100
  1,600    Zebra Technologies Corp.
             (Class 'A' Stock)(a)
53,600
                                                     -------
----

1,331,738
------------------------------------------------------------
Computers--1.3%
  1,600    Auspex System, Inc.
4,850
  1,300    Computer Task Group, Inc.
38,106
    900    Digi International, Inc.
11,025
  1,400    Exabyte Corp.(a)
9,100
  1,400    Gerber Scientific, Inc.
37,800
  1,200    MicroAge, Inc.(a)
13,200
  2,000    National Computer Systems, Inc.
59,000
  1,400    Network Equipment Technologies, Inc.
14,000
  1,000    Standard Microsystems Corp.
7,125
  2,700    Vanstar Corp.(a)
26,663
  1,400    Xircom, Inc.
34,300
                                                     -------
----

255,169

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of        PRUDENTIAL INDEX
SERIES FUND
September 30, 1998                    PRUDENTIAL SMALL-CAP
INDEX FUND
------------------------------------------------------------
---------
------------------------------------------------------------
---------

Shares       Description                     Value (Note 1)
------------------------------------------------------------
Construction--0.6%
    500    Butler Manufacturing Co.(a)               $
11,563
  1,700    Insituform Technologies, Inc.(a)
22,525
  3,400    Morrison Knudsen Corp.
             (Class 'A' Stock)(a)
36,550
    900    Southern Energy Homes, Inc.(a)
6,300
  1,900    Standard Pacific Corp.
26,837
    800    Stone & Webster, Inc.
25,400
                                                     -------
----

129,175
------------------------------------------------------------
Consumer Cyclical--2.1%
  1,300    Barnes Group, Inc.
37,375
  3,200    Champion Enterprises, Inc.(a)
74,400
  3,400    D.R. Horton, Inc.
54,400
  1,900    Eagle Hardware & Garden, Inc.
41,206
  1,700    Justin Industries, Inc.
26,138
  1,100    Manitowoc Co., Inc.
33,137
  2,400    Mueller Industries, Inc.(a)
61,050
  1,200    Myers Industries, Inc.
27,600
    700    Republic Group, Inc.
9,319
  1,100    Standard Products Co.
19,250
  2,700    Wolverine World Wide, Inc.
29,362
  1,200    Wynns International, Inc.
22,425
                                                     -------
----

435,662
------------------------------------------------------------
Consumer Growth & Stable--1.3%
  3,100    Bio-Technology General Corp.(a)
20,537
  3,400    Caseys Gen Stores, Inc.
51,000
    900    Cooper Companies, Inc.
15,863
  4,500    DeVry, Inc.(a)
105,469
  2,800    Dimon, Inc.
29,575
  1,500    Franklin Covey Co.
29,344
  1,000    Nelson Thomas, Inc.
12,750
                                                     -------
----

264,538
------------------------------------------------------------
Containers & Packaging--0.5%
  2,300    Aptargroup, Inc.
52,325
  1,600    Caraustar Industries, Inc.
36,400
  1,750    Shorewood Packaging Corp.(a)
23,625
                                                     -------
----

112,350
Cosmetics & Soaps--0.1%
  1,200    Natures Sunshine Products, Inc.           $
19,200
    900    USA Detergents, Inc.(a)
7,200
                                                     -------
----

26,400
------------------------------------------------------------
Distribution/Wholesalers--0.6%
  1,400    Applied Industrial Technologies, Inc.
22,838
  3,300    Brightpoint, Inc.
25,369
    900    Castle (A.M.) & Co.
13,556
    300    Global Motorsport Group, Inc.
4,556
  1,500    Hughes Supply, Inc.
42,750
    700    Lawson Products, Inc.
15,400
    500    Swiss Army Brands, Inc.
5,000
                                                     -------
----

129,469
------------------------------------------------------------
Drugs & Medical Supplies--6.3%
  1,200    ADAC Laboratories
28,800
  2,500    Advanced Tissue Sciences, Inc.(a)
7,578
  2,000    Alliance Pharmaceutical Corp.
6,125
  1,700    Alpharma, Inc. (Class 'A'Stock)
44,625
  1,900    Ballard Medical Products
38,119
  1,400    Bindley Western Industries, Inc.
46,200
  1,800    Cephalon, Inc.(a)
13,162
  1,500    Coherent, Inc.(a)
14,016
  1,500    COR Therapeutics, Inc.(a)
11,625
  1,300    Cygnus, Inc.(a)
4,550
    800    Hologic, Inc.(a)
10,400
  2,500    IDEXX Laboratories, Inc.(a)
59,687
  1,400    Immune Response Corp.
16,100
  1,700    Incyte Pharmaceuticals, Inc.(a)
36,125
  2,100    Invacare Corp.
49,350
  1,900    Jones Pharmaceutical, Inc.
54,625
  1,800    Medimmune, Inc.(a)
116,550
  1,600    Mentor Corp.
18,200
  1,100    Molecular Biosystems, Inc.(a)
4,675
  4,400    NBTY, Inc.(a)
34,650
  2,000    North American Vaccine, Inc.(a)
22,000
  1,300    Noven Pharmaceuticals, Inc.(a)
5,850
  2,100    Owens & Minor, Inc.
24,412
  1,600    Parexel International Corp.
62,400
  2,250    Patterson Dental Co.(a)
83,250

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of        PRUDENTIAL INDEX
SERIES FUND
September 30, 1998                    PRUDENTIAL SMALL-CAP
INDEX FUND
------------------------------------------------------------
---------
------------------------------------------------------------
---------

Shares       Description                     Value (Note 1)
------------------------------------------------------------
Drugs & Medical Supplies (cont'd.)
  1,600    Pharmaceutical Product Development,
             Inc.                                    $
44,800
  1,200    Protein Design Labs, Inc.(a)
28,800
  2,000    Regeneron Pharmaceuticals, Inc.(a)
15,375
  1,300    Resound Corp.(a)
5,525
  2,100    Respironics, Inc.(a)
23,625
  1,900    Roberts Pharmaceutical Corp.
36,337
  3,500    Safeskin Corp.(a)
110,469
  2,000    Sequus Pharmaceuticals, Inc.(a)
19,375
    600    SpaceLabs Medical, Inc.(a)
9,300
  2,000    Summit Technology, Inc.(a)
7,438
  1,300    Sunrise Medical, Inc.(a)
13,000
    700    Syncor International Corp.(a)
11,594
  1,300    TheraTech, Inc.(a)
11,862
  1,500    US Bioscience, Inc.(a)
10,688
  1,600    Vertex Pharmaceuticals, Inc.(a)
36,800
  1,000    VISX, Inc.(a)
67,000
    800    Vital Signs, Inc.
13,250
                                                     -------
----

1,278,312
------------------------------------------------------------
Electrical Equipment--3.1%
    800    Analogic Corp.
27,600
  3,100    Anixter International, Inc.(a)
48,244
  1,500    Applied Magnetics Corp.
6,375
  2,400    Baldor Electric Co.
52,500
  1,700    Belden, Inc.
22,844
  2,350    Burr-Brown Corp.
39,950
  2,400    C-Cube Microsystems, Inc.(a)
42,000
  2,600    Cognex Corp.
30,225
    700    Electro Scientific Industries, Inc.(a)
11,113
  1,200    Electroglas, Inc.(a)
10,425
  1,500    Etec Systems, Inc.(a)
39,094
    800    Hadco Corp.(a)
19,400
    650    Harmon Industries, Inc.
14,300
  1,400    Helix Technology Corp.
13,825
    900    Innovex, Inc.
10,913
  1,200    Juno Lighting, Inc.
26,850
  2,500    KEMET Corp.(a)
27,812
  1,700    Kent Electronics Corp.(a)
17,000
  3,300    Komag, Inc.(a)
10,106
  1,100    Kuhlman Corp.
35,681
  1,500    Kulicke & Soffa Industries, Inc.(a)       $
20,437
  2,200    Novellus Systems, Inc.
57,750
  1,000    Technitrol, Inc.
20,000
  1,500    Valence Technology, Inc.(a)
6,375
  2,700    Vicor Corp.(a)
22,106
                                                     -------
----

632,925
------------------------------------------------------------
Electronics--3.3%
    800    Alliant Techsystems, Inc.
53,000
    600    Bell Industries, Inc.
7,163
    700    Benchmark Electronics, Inc.(a)
15,969
  1,700    BMC Industries, Inc.
10,200
  1,850    Cable Design Technologies Corp.(a)
23,587
  2,100    Checkpoint Systems, Inc.
18,244
    900    CTS Corp.
26,550
  1,900    Dallas Semiconductor Corp.
51,300
  2,900    Digital Microwave Corp.
8,881
  1,400    Dionex Corp.(a)
32,550
  1,300    Envoy Corp.
28,437
  2,000    Filenet Corp.
28,000
  1,300    Harman International Industries, Inc.
47,694
    800    Integrated Circuit Systems, Inc.(a)
7,975
    900    Itron, Inc.(a)
5,963
  1,100    Marshall Industries(a)
24,269
  2,200    Methode Eletronics, Inc. (Class 'A'
             Stock)
33,000
    700    Park Electrochemical Corp.
9,537
  1,500    Photronics, Inc.(a)
19,125
  1,700    Pioneer-Standard Electronics, Inc.
10,731
    900    Plexus Corp.(a)
17,437
  3,200    S3, Inc.(a)
9,200
  2,700    Sanmina Corp.(a)
75,937
  1,000    SpeedFam International, Inc.(a)
10,750
    500    Three-Five Systems, Inc.(a)
3,594
  1,300    Ultratech Stepper, Inc.(a)
19,744
  2,000    Unitrode Corp.(a)
21,250
  2,900    VLSI Technology, Inc.(a)
22,112
    500    Watkins Johnson Co.
9,313
    700    Whittaker Corp.
10,369
  1,300    X-Rite, Inc.
13,000
                                                     -------
----

674,881

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of        PRUDENTIAL INDEX
SERIES FUND
September 30, 1998                    PRUDENTIAL SMALL-CAP
INDEX FUND
------------------------------------------------------------
---------
------------------------------------------------------------
---------

Shares       Description                     Value (Note 1)
------------------------------------------------------------
Environmental Services--0.2%
  1,100    Dames & Moore, Inc.                       $
11,550
  1,000    Ionics, Inc.(a)
26,500
    900    TETRA Technologies, Inc.(a)
10,800
                                                     -------
----

48,850
------------------------------------------------------------
Exploration & Production--0.3%
  2,400    Newfield Exploration Co.(a)
54,000
------------------------------------------------------------
Financial Services--4.4%
  2,100    Americredit Corp.
51,188
  2,100    Capital Resources Corp.
57,487
  1,500    CMAC Investment Corp.
65,250
  1,500    Cullen/Frost Bankers, Inc.
72,375
    800    Dain Rauscher Corp.
25,200
  1,300    Delphi Financial Group, Inc.(a)
51,188
  2,400    Eaton Vance Corp.
55,350
  1,100    Gallagher (Arthur J.) & Co.
45,375
  3,600    Legg Mason, Inc.
94,725
  1,800    Orion Capital Corp.
64,237
  1,600    Pioneer Group, Inc.
26,400
  1,478    Primark Corp.(a)
45,079
  3,150    Raymond James Financial, Inc.
66,150
  1,200    SEI Investments Corp.
83,400
  1,200    U.S. Trust Corp.
79,650
                                                     -------
----

883,054
------------------------------------------------------------
Food & Beverage--2.3%
  1,300    Canandaigua Wine, Inc.
             (Class 'A' Stock)(a)
51,350
  4,200    Chiquita Brands International, Inc.
44,363
    500    Coca-Cola Bottling Co.
30,000
  2,700    Earthgrains Co.
83,531
  2,400    Fleming, Inc.
29,400
    600    J & J Snack Foods Corp.(a)
11,100
    700    Nash-Finch Co.
10,281
  2,100    Ralcorp Holdings, Inc.
29,400
  3,200    Richfood Holdings, Inc.
49,200
  2,500    Smithfield Foods, Inc.(a)
44,219
  1,800    Whole Foods Market, Inc.
75,825
                                                     -------
----

458,669
Forest Products--0.1%
    900    Pope & Talbot, Inc.                       $
8,775
  1,300    Universal Forest Products, Inc.
20,638
                                                     -------
----

29,413
------------------------------------------------------------
Furniture--1.4%
    800    Bassett Furniture Industries, Inc.
23,400
    700    Dixie Group, Inc.
4,550
  2,000    Ethan Allen Interiors, Inc.(a)
72,500
  3,400    La-Z-Boy, Inc.
66,725
  3,400    Mohawk Industries, Inc.(a)
93,075
  1,000    Thomas Industries, Inc.
21,437
                                                     -------
----

281,687
------------------------------------------------------------
Health Care--2.1%
  1,500    Access Health, Inc.
55,312
  2,000    American Oncology Resources, Inc.
20,250
  3,700    Coventry Healthcare, Inc.(a)
24,513
    800    Curative Health Services, Inc.
24,500
  1,000    Datascope Corp.
22,125
    900    Diagnostic Products Corp.
24,019
    700    Hauser, Inc.
2,800
  2,954    Integrated Health Services, Inc.
49,664
  2,400    Liposome Co., Inc.(a)
13,650
  2,000    Magellan Health Services, Inc.
21,625
  1,200    NCS Healthcare, Inc.
21,150
    800    Pharmaceutical Marketing Services
7,200
  2,700    Renal Care Group, Inc.(a)
69,187
  1,700    Sierra Health Services, Inc.(a)
33,469
  1,600    Sola International, Inc.(a)
28,700
                                                     -------
----

418,164
------------------------------------------------------------
Hospitals/Hospital Management--1.5%
  2,200    Genesis Health Ventures, Inc.(a)
26,950
  4,512    Mariner Post-Acute Network, Inc.
23,124
  1,100    Marquette Medical Systems, Inc.
47,781
  3,100    Orthodontic Centers of America, Inc.(a)
51,731
  1,000    Pediatrix Medical Group, Inc.(a)
44,875
  4,300    PhyCor, Inc.(a)
21,500

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

Portfolio of Investments as of        PRUDENTIAL INDEX
SERIES FUND
September 30, 1998                    PRUDENTIAL SMALL-CAP
INDEX FUND
------------------------------------------------------------
---------
------------------------------------------------------------
---------

Shares       Description                     Value (Note 1)
------------------------------------------------------------
Hospitals/Hospital Management (cont'd.)
  2,100    Universal Health Services, Inc.
             (Class 'B' Stock)(a)                    $
87,675
                                                     -------
----

303,636
------------------------------------------------------------
Housing Related--0.9%
  2,500    Fedders USA, Corp.
12,813
  1,100    M.D.C. Holdings, Inc.
20,281
    500    National Presto Industries, Inc.
18,750
  1,100    Oak Industries, Inc.
29,700
  3,000    Oakwood Homes Corp.
39,375
    900    Ryland Group, Inc.
21,937
    600    Skyline Corp.
17,400
    700    U.S. Home Corp.
20,563
                                                     -------
----

180,819
------------------------------------------------------------
Insurance--5.2%
  2,100    Allied Group, Inc.
100,931
  2,700    American Bankers Insurance Group, Inc.
114,750
  2,700    AMRESCO, Inc.
20,250
    600    Compdent Corp.(a)
8,175
  2,400    Enhance Financial Services Group, Inc.
70,950
    700    Executive Risk, Inc.
31,544
  1,580    Fidelity National Financial, Inc.
53,424
  3,500    First American Financial Corp.
112,000
  2,300    Fremont General Corp.
110,400
  2,400    Frontier Insurance Group, Inc.
31,800
    700    Galey & Lord, Inc.
8,356
    800    Hilb, Rogal & Hamilton Co.
15,100
  1,100    Life Resources Corp.
101,131
  2,600    Mutual Risk Management Ltd.
91,975
  1,200    NAC RE Corp.
59,100
  1,200    Protective Life Corp.
43,200
  1,900    Selective Insurance Group, Inc.
36,337
    700    Trenwick Group, Inc.
20,388
  1,100    Zenith National Insurance Corp.
27,569
                                                     -------
----

1,057,380
Leisure--1.9%
  1,800    Arctic Cat, Inc.                          $
16,087
  2,900    Aztar Corp.(a)
11,238
    700    Carmike Cinemas, Inc. (Class 'A'
             Stock)(a)
12,863
  1,600    Family Golf Centers, Inc.(a)
28,400
  1,100    Galoob Toys, Inc.(a)
12,513
    500    GC Companies, Inc.(a)
19,312
  2,700    Grand Casinos, Inc.(a)
21,431
  1,700    Hollywood Park, Inc.(a)
17,637
    800    Huffy Corp.
11,300
  1,000    K2, Inc.(a)
17,687
  1,950    Marcus Corp.
30,225
  2,436    Midway Games, Inc.
28,471
  2,000    Players International, Inc.(a)
9,500
  1,800    Polaris Industries, Inc.
55,800
  1,800    Primadonna Resorts, Inc.
13,838
  3,400    Prime Hospitality Corp.(a)
23,800
  1,700    Sturm Ruger & Co., Inc.
26,562
    750    Thor Industries, Inc.
15,938
  1,500    Winnebago Industries, Inc.
16,875
                                                     -------
----

389,477
------------------------------------------------------------
Machinery--1.9%
  2,495    Applied Power, Inc. (Class 'A' Stock)
68,145
    600    Astec Industries, Inc.(a)
25,575
    900    Flow International Corp.(a)
8,325
  1,400    Graco, Inc.
32,550
  1,800    Halter Marine Group, Inc.
20,475
  2,900    JLG Industries, Inc.
46,219
    900    Lindsay Manufacturing Co.(a)
13,387
  3,200    Paxar Corp.
28,400
  1,300    Regal Beloit Corp.
28,925
    600    Rival Co.
4,800
    700    Robbins & Myers, Inc.
14,831
  2,000    Roper Industries, Inc.
34,750
  1,400    Royal Appliance Manufacturing Co.(a)
5,425
    800    SPX Corp.
33,050
    800    Toro Co.
16,550
                                                     -------
----

381,407

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     8

Portfolio of Investments as of        PRUDENTIAL INDEX
SERIES FUND
September 30, 1998                    PRUDENTIAL SMALL-CAP
INDEX FUND
------------------------------------------------------------
---------
------------------------------------------------------------
---------

Shares       Description                     Value (Note 1)
------------------------------------------------------------
Metals - Ferrous--0.4%
    700    Acme Metals, Inc.(a)                      $
1,706
  1,800    Birmingham Steel Corp.
14,288
    900    Commercial Metals Co.
20,700
  1,500    Northwestern Steel & Wire Co.(a)
2,953
    900    Quanex Corp.
17,831
    800    Steel Technologies, Inc.
5,800
  1,200    WHX Corp.(a)
15,450
                                                     -------
----

78,728
------------------------------------------------------------
Metals - Nonferrous--0.3%
    600    Amcast Industrial Corp.
8,813
  1,800    AMCOL International Corp.
20,475
  1,000    Commonwealth Industries, Inc.
8,125
  3,500    Hecla Mining Co.(a)
17,719
  1,100    IMCO Recycling, Inc.(a)
15,606
                                                     -------
----

70,738
------------------------------------------------------------
Mineral Resources--1.9%
  2,300    Dekalb Genetics Corp.
211,600
  2,466    Delta & Pine Land Co.
108,504
    900    Dravo Corp.
11,362
    500    Kronos, Inc.(a)
18,500
    700    Lone Star Industries, Inc.
41,825
                                                     -------
----

391,791
------------------------------------------------------------
Miscellaneous Basic Industry--3.1%
  1,800    Apogee Enterprises, Inc.
22,050
  2,500    Blount International, Inc.
             (Class 'A' Stock)
59,375
  1,500    Clarcor, Inc.
23,063
  2,300    Corn Products International, Inc.
58,075
    600    CPI Corp.
14,212
  1,000    Gibson Greetings, Inc.(a)
20,313
  1,400    Global Industrial Technologies, Inc.
9,800
  1,900    Griffon Corp.(a)
16,625
    500    Insteel Industries, Inc.
2,406
  3,400    Interface, Inc.
40,800
    816    Intermagnetics General Corp.
5,712
  1,600    Intermet Corp.(a)
20,300
  1,500    Kaman Corp.
25,687
    800    LSB Industies, Inc.                       $
2,700
  1,000    Lydall, Inc.(a)
10,250
  1,000    O'Sullivan Corp.
8,500
  1,400    Pre Paid Legal Services, Inc.
35,787
    800    SPS Technologies, Inc.(a)
37,250
    800    Standex International Corp.
19,100
  1,800    Superior Services, Inc.
50,737
  1,400    Texas Industries, Inc.
35,175
  2,400    Tredegar Industries, Inc.
43,950
  1,800    Valmont Industries, Inc.
22,050
    600    Walbro Corp.
4,838
  1,400    Watsco, Inc.
21,000
    900    Wolverine Tube, Inc.(a)
18,956
                                                     -------
----

628,711
------------------------------------------------------------
Office Equipment & Supplies--0.3%
  2,000    John H. Harland Co.
27,125
    400    Nashua Corp.
5,900
    900    New England Business Service, Inc.
27,844
                                                     -------
----

60,869
------------------------------------------------------------
Oil & Gas--1.7%
  1,900    Benton Oil & Gas Co.(a)
10,806
  1,600    Cabot Oil & Gas Corp. (Class 'A' Stock)
24,400
    700    Cascade Natural Gas Corp.
11,550
  1,000    Cross (A.T.) Co. (Class 'A' Stock)
7,125
  2,900    Cross Timbers Oil Co.
43,681
  1,200    HS Resources, Inc.
13,725
  1,700    Northwest Natural Gas Co.
47,016
  6,700    Santa Fe Energy Resources, Inc.(a)
63,231
  2,100    Snyder Oil Corp.
33,469
  2,000    Southwest Gas Corp.
40,875
  3,300    Vintage Petroleum, Inc.
37,950
    600    Wiser Oil Co.
3,188
                                                     -------
----

337,016
------------------------------------------------------------
Oil & Gas Services--1.8%
  2,100    Barrett Resources Corp.(a)
42,394
  1,100    Daniel Industries, Inc.
15,056
  2,100    Devon Energy Corp.
69,169
  2,800    Input/Output, Inc.(a)
22,225
  1,400    Oceaneering International, Inc.(a)
19,950

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     9

Portfolio of Investments as of        PRUDENTIAL INDEX
SERIES FUND
September 30, 1998                    PRUDENTIAL SMALL-CAP
INDEX FUND
------------------------------------------------------------
---------
------------------------------------------------------------
---------

Shares       Description                     Value (Note 1)
------------------------------------------------------------
Oil & Gas Services (cont'd.)
  1,400    Offshore Logistics, Inc.(a)               $
17,675
    600    Pennsylvania Enterprises, Inc.
15,000
  1,100    Plains Resources, Inc.(a)
18,562
  2,500    Pogo Producing Co.
37,344
  1,300    Pool Energy Services Co.(a)
11,863
  3,200    Pride International, Inc.
25,600
  1,300    Remington Oil And Gas Corp.
             (Class 'B' Stock)(a)
5,606
  1,400    Seitel, Inc.(a)
15,137
  1,600    Southwestern Energy Co.
13,600
    700    St. Mary Land & Exploration Co.
16,712
  3,000    Tuboscope Vetco International, Inc.(a)
34,875
                                                     -------
----

380,768
------------------------------------------------------------
Paper and Related Products--0.5%
  1,400    Brady (W.H.) Co. (Class 'A' Stock)
29,050
  2,400    Buckeye Technologies, Inc.(a)
43,350
  1,000    Schweitzer-Mauduit International, Inc.
21,750
                                                     -------
----

94,150
------------------------------------------------------------
Precious Metals--0.5%
  1,400    Coeur d'Alene Mines Corp.
10,238
  1,900    Getchell Gold Corp.(a)
40,019
  2,000    Glamis Gold Ltd.
5,125
  1,300    Stillwater Mining Co.(a)
41,031
                                                     -------
----

96,413
------------------------------------------------------------
Real Estate - Developers--0.3%
  2,500    Toll Brothers, Inc.(a)
57,344
------------------------------------------------------------
Restaurants--2.2%
  2,000    Applebee's International, Inc.
41,750
    800    Au Bon Pain Co., Inc.
             (Class 'A' Stock)(a)
4,875
  1,200    CEC Entertainment, Inc.
24,300
  1,300    Cheesecake Factory, Inc.(a)
20,150
  3,150    CKE Restaurants, Inc.
93,712
  1,325    Consolidated Products, Inc.
23,270
  2,500    Foodmaker, Inc.(a)
39,219
    600    IHOP Corp.                                $
22,125
  1,900    Landry's Seafood Restaurants, Inc.
12,825
  1,500    Luby's Cafeterias, Inc.
24,188
  2,100    Ruby Tuesday, Inc.(a)
31,762
  2,800    Ryan's Family Steak Houses, Inc.(a)
33,425
  3,100    Shoney's, Inc.
5,813
  1,200    Sonic Corp.(a)
21,000
    100    Taco Cabana, Inc.(a)
606
  1,500    TCBY Enterprises, Inc.
9,188
  1,900    TriArc Companies, Inc.
             (Class 'A' Stock)(a)
29,569
                                                     -------
----

437,777
------------------------------------------------------------
Retail--5.0%
  1,700    AnnTaylor Stores Corp.(a)
34,531
  2,400    Bombay Company, Inc.(a)
12,750
  1,100    Books-A-Million, Inc.(a)
2,819
  1,100    Brown Group, Inc.
16,913
    800    Building Materials Holdings Corp.(a)
10,500
  1,500    Cash America International, Inc.
16,688
  1,700    Cato Corp. (Class 'A' Stock)
19,762
    500    Damark International, Inc.
             (Class 'A' Stock)(a)
3,625
  1,500    Dress Barn, Inc.(a)
18,187
  1,100    Express Scripts, Inc. (Class 'A' Stock)
90,475
  1,300    Filene's Basement Corp.(a)
2,275
  1,700    Footstar, Inc.(a)
38,569
  2,200    Goody's Family Clothing, Inc.
26,400
    700    Gottschalks, Inc.(a)
5,119
  1,300    Hancock Fabrics, Inc.
12,513
    900    J. Baker, Inc.(a)
4,050
  1,800    Jan Bell Marketing, Inc.
11,700
  1,200    Jo Ann Stores, Inc.
26,700
  1,900    Just For Feet, Inc.
24,225
    300    K-Swiss, Inc. (Class 'A' Stock)
6,975
  1,100    Lechters, Inc.(a)
3,781
    600    Lillian Vernon Corp.
8,138
  2,600    Linens N Things, Inc.
71,500
  2,000    Michaels Stores, Inc.(a)
51,000
  1,400    O'Reilly Automotive, Inc.(a)
50,750
    245    Payless Cashways, Inc.
260
  6,600    Pier 1 Imports, Inc.
49,500
  1,600    Regis Corp.
50,400

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     10

Portfolio of Investments as of        PRUDENTIAL INDEX
SERIES FUND
September 30, 1998                    PRUDENTIAL SMALL-CAP
INDEX FUND
------------------------------------------------------------
---------
------------------------------------------------------------
---------

Shares       Description                     Value (Note 1)
------------------------------------------------------------
Retail (cont'd.)
  1,400    Russ Berrie & Co., Inc.                   $
26,687
  1,700    Shopko Stores, Inc.
55,250
  2,000    Sports Authority, Inc.
15,250
  2,900    Stein Mart, Inc.(a)
23,200
  3,000    Stride Rite Corp.
24,562
  2,200    The Men's Wearhouse, Inc.
37,950
    700    Timberland Co. (Class 'A' Stock)
25,550
  3,600    Williams-Sonoma, Inc.(a)
76,725
  2,400    Zale Corp.
61,500
                                                     -------
----

1,016,779
------------------------------------------------------------
Telecommunications--2.9%
  1,700    Allen Telecom, Inc.(a)
11,369
  3,400    Aspect Telecommunications Corp.(a)
81,600
  1,600    Avid Technology, Inc.(a)
38,100
    800    BroadBand Technologies, Inc.(a)
2,250
    600    C-Cor Electronics, Inc.
7,725
  1,000    California Microwave, Inc.(a)
8,250
    500    Centigram Communications Corp.(a)
3,938
  3,100    Commscope, Inc.
35,844
  1,000    Dialogic Corp.
27,875
  3,000    General Communication, Inc.(a)
11,062
  2,300    General Semiconductor, Inc.
13,800
  1,700    Intermediate Telephone, Inc.
21,994
  3,200    International Rectifier Corp.(a)
16,400
    900    InterVoice, Inc.(a)
20,644
  1,500    Lattice Semiconductor Corp.(a)
37,125
    917    Nova Corp.
28,125
  2,700    P-COM, Inc.(a)
10,547
  2,400    Picturetel Corp.(a)
15,450
  1,000    Symmetricom, Inc.(a)
5,250
  1,400    TCSI Corp.(a)
4,069
  4,200    Tele-Save Holdings, Inc.
46,987
  1,100    TJ International, Inc.
20,625
  4,700    Vitesse Semiconductor Corp.(a)
111,037
                                                     -------
----

580,066
------------------------------------------------------------
Textiles--1.6%
    600    Angelica Corp.
9,638
    900    Ashworth, Inc.(a)
6,075
  1,400    Authentic Fitness Corp.                   $
21,350
  1,700    Cone Mills Corp.(a)
8,500
    900    Cyrk, Inc.
9,450
  1,600    Delta Woodside Industries, Inc.
6,300
  1,600    Guilford Mills, Inc.
23,800
  1,600    Gymboree Corp.(a)
12,000
    500    Haggar Corp.
5,500
  2,200    Hartmarx Corp.(a)
14,438
    700    Johnston Industies, Inc.
2,231
  1,400    Kellwood Co.
37,625
  2,700    Nautica Enterprises, Inc.(a)
50,456
  1,200    Oshkosh B'Gosh, Inc. (Class 'A' Stock)
24,900
    600    Oxford Industries, Inc.
18,450
  1,700    Phillips-Van Heusen Corp.
16,150
    934    Pillowtex Corp.
27,436
  1,100    St. John Knits, Inc.
17,737
  1,900    Tultex Corp.
3,325
                                                     -------
----

315,361
------------------------------------------------------------
Transportation/Trucking/Shipping--1.9%
  2,200    Air Express International Corp.
35,200
  2,000    American Freightways, Inc.
15,000
  1,200    Arkansas Best Corp.
6,900
  1,600    Expeditors International of Washington,
             Inc.
44,400
  2,300    Fritz Companies, Inc.
15,669
  1,100    Frozen Food Express Industries, Inc.
7,425
  1,900    Heartland Express, Inc.(a)
31,350
  1,300    Kirby Corp.(a)
27,300
    700    Landstar Systems, Inc.(a)
19,731
    800    M.S. Carriers, Inc.(a)
15,900
  1,300    Pittston Burlington Group
9,669
    600    Railtex, Inc.
7,050
  3,900    Rollins Truck Leasing Corp.
43,631
    900    Rural/Metro Corp.
7,200
  1,700    USFreightways Corp.
33,787
  3,125    Werner Enterprises, Inc.
49,219
  1,700    Yellow Corp. (b)
22,950
                                                     -------
----

392,381

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     11

Portfolio of Investments as of        PRUDENTIAL INDEX
SERIES FUND
September 30, 1998                    PRUDENTIAL SMALL-CAP
INDEX FUND
------------------------------------------------------------
---------
------------------------------------------------------------
---------

Shares       Description                     Value (Note 1)
------------------------------------------------------------
Utilities - Electric--4.1%
    500    Aquarion Co.                              $
16,844
  2,000    Atmos Energy Corp.
57,125
    500    Bangor Hydro-Electric Co.(a)
4,875
  1,200    Central Hudson Gas & Electric Co.
50,250
    900    CILCORP, Inc.
47,194
  1,400    Commonwealth Energy Systems
50,925
    600    Connecticut Energy Corp.
16,200
    600    Consumers Water Co.
17,100
  1,300    Eastern Utilities Associates
33,963
  1,800    Energen Corp.
34,200
    300    Green Mountain Power Corp.
3,431
  1,900    KCS Energy, Inc.
9,738
  1,300    New Jersey Resources Corp.
46,312
    900    Orange & Rockland Utilities, Inc.
49,387
  1,800    Philadelphia Suburban Corp.
48,262
  2,000    Piedmont Natural Gas, Inc.
67,750
  1,300    Public Service Co., Inc.
30,063
  2,000    Sierra Pacific Resources
77,625
    900    The United Illuminating Co.
47,025
    800    TNP Enterprises, Inc.
27,950
  2,400    United Water Resources, Inc.
40,800
  2,400    Wicor, Inc.
57,300
                                                     -------
----

834,319
------------------------------------------------------------
Utilities - Water--0.1%
    600    American States Water Co.
15,900
                                                     -------
----
           Total long-term investments
             (cost $23,886,281)
18,839,855
SHORT-TERM INVESTMENTS--6.4%
------------------------------------------------------------
U.S. GOVERNMENT SECURITY--0.5%
   $100    United States Treasury Bill,
             4.66%, 12/17/98(b)
             (cost $99,003)                          $
99,003
------------------------------------------------------------
REPURCHASE AGREEMENT--5.9%
  1,186    Joint Repurchase Agreement Account,
             5.52%, 10/1/98 (Note 5)
             (cost $1,186,000)
1,186,000
                                                     -------
----
           Total short-term investments
             (cost $1,285,003)
1,285,003
------------------------------------------------------------
Total Investments--99.4%
           (cost $25,171,283; Note 4)
20,124,858
           Other assets in excess of
             liabilities--0.6%
130,829
                                                     -------
----
           Net Assets--100%
$20,255,687
                                                     -------
----
                                                     -------
----

---------------
(a) Non-income producing security.
(b) Pledged as initial margin on futures contracts.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     12

                                          PRUDENTIAL INDEX
SERIES FUND
Statement of Assets and Liabilities       PRUDENTIAL SMALL-
CAP INDEX FUND
------------------------------------------------------------
--------------------

Assets
September 30, 1998
Investments, at value (cost
$25,171,283)................................................
 ................      $    20,124,858
Cash........................................................
 ............................................
229
Receivable for investments
sold........................................................
 .................              167,455
Receivable from
Manager.....................................................
 ............................              132,136
Receivable for Fund shares
sold........................................................
 .................               28,616
Dividends and interest
receivable..................................................
 .....................               11,222
Other
assets......................................................
 ......................................                  276

------------------
   Total
assets......................................................
 ...................................           20,464,792

------------------
Liabilities
Accrued expenses and other
liabilities.................................................
 .................               93,461
Payable for investments
purchased...................................................
 ....................               71,596
Due to broker-variation
margin......................................................
 ....................               28,345
Payable for Fund shares
repurchased.................................................
 ....................               15,703

------------------
   Total
liabilities.................................................
 ...................................              209,105

------------------
Net
Assets......................................................
 ........................................      $
20,255,687

------------------

------------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 .......      $        25,023
   Paid-in capital in excess of
par.........................................................
 ............           24,794,115

------------------

24,819,138
   Undistributed net investment
income......................................................
 ............               96,778
   Accumulated net realized gain on
investments.................................................
 ........              389,346
   Net unrealized depreciation on
investments.................................................
 ..........           (5,049,575)

------------------
Net assets, September 30,
1998........................................................
 ..................      $    20,255,687

------------------

------------------
Net asset value per share
   ($20,255,687 / 2,502,249 shares of beneficial interest
issued and outstanding).......................
$8.09

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     13

PRUDENTIAL INDEX SERIES FUND
PRUDENTIAL SMALL-CAP INDEX FUND
Statement of Operations
------------------------------------------------------------

                                            October 1,
1997(a)
                                                 Through
Net Investment Income                       September 30,
1998
Income
   Dividends (net of foreign withholding
      taxes
      of $53)............................      $    174,189
   Interest..............................            47,417
                                            ----------------
--
      Total income.......................           221,606
                                            ----------------
--
Expenses
   Management fee........................            67,841
   Custodian's fees and expenses.........           156,000
   Registration fees.....................            39,000
   Reports to shareholders...............            40,000
   Legal fees............................            20,000
   Amortization of organization
      expense............................            19,620
   Audit fees............................            18,000
   Transfer agent's fees and expenses....            11,000
   Trustees' fees........................             7,000
   Miscellaneous.........................             2,643
                                            ----------------
--
      Total operating expenses...........           381,104
Less: Expense subsidy (Note 2)...........          (268,030)
                                            ----------------
--
      Net expenses.......................           113,074
                                            ----------------
--
Net investment income....................           108,532
                                            ----------------
--
Realized and Unrealized Gain (Loss)
on Investments
Net realized gain (loss) on:
   Investment transactions...............           542,275
   Financial futures contracts...........          (152,929)
                                            ----------------
--
                                                    389,346
                                            ----------------
--
Net change in unrealized depreciation on:
   Investments...........................        (5,046,425)
   Financial futures contracts...........            (3,150)
                                            ----------------
--
Net loss on investments..................        (5,049,575)
                                            ----------------
--
Net Decrease in Net Assets
Resulting from Operations................      $ (4,551,697)
                                            ----------------
--
                                            ----------------
--

---------------
  (a) Commencement of investment operations.


PRUDENTIAL INDEX SERIES FUND
PRUDENTIAL SMALL-CAP INDEX FUND
Statement of Changes in Net Assets
------------------------------------------------------------

                                            October 1,
1997(a)
Increase in                                      Through
Net Assets                                  September 30,
1998
Operations
   Net investment income..................     $    108,532
   Net realized gain on investment
      transactions........................          389,346
   Net change in unrealized
      depreciation on investments.........       (5,049,575)
                                            ----------------
--
   Net decrease in net assets resulting
      from operations.....................       (4,551,697)
                                            ----------------
--
Dividends and distributions (Note 1):
   Dividends to shareholders from net
      investment income...................          (31,374)
                                            ----------------
--
Fund share transactions (Note 6):
   Net proceeds from shares sold..........       28,670,830
   Net asset value of shares issued to
      shareholders in reinvestment of
      distributions.......................           31,360
   Cost of shares reacquired..............       (3,863,432)
                                            ----------------
--
   Net increase in net assets from
      Fund share transactions.............       24,838,758
                                            ----------------
--
Net increase..............................       20,255,687
                                            ----------------
--
Net Assets
Beginning of period.......................               --
                                            ----------------
--
End of period(b)..........................     $ 20,255,687
                                            ----------------
--
                                            ----------------
--
---------------
(a) Commencement of investment operations.
(b) Includes undistributed net investment
    income of.............................     $     77,158
                                            ----------------
--

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     14

                                        PRUDENTIAL INDEX
SERIES FUND
Notes to Financial Statements           PRUDENTIAL SMALL-CAP
INDEX FUND
------------------------------------------------------------
--------------------
The Prudential Index Series Fund (the 'Company') is
registered under the
Investment Company Act of 1940 as an open-end, diversified
management investment
company. The Company was established as a Delaware business
trust on May 11,
1992 and currently consists of five separate funds (the
'Funds'). Prudential
Small-Cap Index Fund (the 'Fund') commenced investment
operations on October 1,
1997 when 1,860,203 shares of beneficial interest of the
Fund were sold for
$18,602,031 to The Prudential Insurance Company of America
('The Prudential').
The Fund's investment objective is to provide investment
results that correspond
to the price and yield performance of a broad-based index of small cap stocks.
The Fund currently uses the Standard & Poor's 600 Small
Capitalization Stock
Price Index price for that purpose.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund.
Securities Valuation: Securities, including options,
warrants, futures contracts
and options thereon, for which the primary market is on a
national securities
exchange, commodities exchange or board of trade or Nasdaq
are valued at the
last sale price on such exchange or board of trade on the
date of valuation or,
if there were no sales on such day, at the mean between the
closing bid and
asked prices quoted on such day or at the bid price in the
absence of an asked
price.
Securities that are actively traded in the over-the-counter
market, including
listed securities for which the primary market is believed
to be
over-the-counter, are valued by a principal market maker or
independent pricing
agent.
U.S. Government securities for which market quotations are
available shall be
valued at a price provided by an independent broker/dealer
or pricing service.
Securities for which reliable market quotations are not
available or for which
the pricing agent or principal market maker does not provide a valuation or
methodology or provides a valuation or methodology that, in
the judgment of the
subadviser does not represent fair value, are valued at fair value as determined
under procedures established by the Trustees.
In connection with transactions in repurchase agreements, it is the Fund's
policy that its custodian or designated subcustodians under
triparty repurchase
agreements, as the case may be, take possession of the
underlying collateral
securities, the value of which exceeds the principal amount
of the repurchase
transaction, including accrued interest. To the extent that
any repurchase
transaction exceeds one business day, the value of the
collateral is
marked-to-market on a daily basis to ensure the adequacy of
the collateral. If
the seller defaults and the value of the collateral declines or if bankruptcy
proceedings are commenced with respect to the seller of the
security,
realization of the collateral by the Fund may be delayed or
limited.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of securities are
calculated on the identified cost basis. Dividend income is
recorded on the
ex-dividend date and interest income is recorded on the
accrual basis. Expenses
are recorded on the accrual basis which may require the use
of certain estimates
by management.
Financial Futures Contracts: A financial futures contract is an agreement to
purchase (long) or sell (short) an agreed amount of
securities or commodities at
a set price for delivery on a future date. Upon entering
into a financial
futures contract, the Fund is required to pledge to the
broker an amount of cash
and/or other assets equal to a certain percentage of the
contract amount. This
amount is known as the 'initial margin.' Subsequent
payments, known as
'variation margin,' are made or received by the Fund each
day, depending on the
daily fluctuations in the value of the underlying security
or commodity. Such
variation margin is recorded for financial statement
purposes on a daily basis
as unrealized gain or loss. When the contract expires or is
closed, the gain or
loss is realized and is presented in the statement of
operations as net realized
gain (loss) on financial futures contracts.
The Fund invests in financial futures contracts in order to
hedge existing
portfolio securities, or securities the Fund intends to
purchase, against
fluctuations in value. Under a variety of circumstances, the
Fund may not
achieve the anticipated benefits of the financial futures
contracts and may
realize a loss. The use of futures transactions involves the risk of imperfect
correlation in movements in the price of futures contracts
and the underlying
assets.
Dividends and Distributions: Dividends and distributions of
the Fund are
declared in cash and automatically reinvested in additional
shares of the Fund.
The Fund will declare and distribute its net investment
income and net capital
gains, if any, at least annually. Dividends and
distributions are recorded on
the ex-dividend date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Federal Income Taxes: It is the Fund's policy to meet the
requirements of the
Internal Revenue Code applicable to regulated investment
companies
------------------------------------------------------------
--------------------
                                       15

                                            PRUDENTIAL INDEX
SERIES FUND
Notes to Financial Statements               PRUDENTIAL SMALL-
CAP INDEX FUND
------------------------------------------------------------
--------------------
and to distribute all of its taxable net investment income
and net capital
gains, if any, to its shareholders. Therefore, no federal
income tax provision
is required.
Withholding taxes on foreign dividends have been provided
for in accordance with
the Fund's understanding of the applicable country's tax
rules and rates.
Deferred Offering Expenses: Approximately $19,600 of costs
were incurred in
connection with the offering and initial registration of the
Fund and have been
deferred and are being amortized ratably over a period of
twelve months from the
date each of the Funds commenced investment operations. At
September 30, 1998,
deferred offering expenses were fully amortized. Reclassification of Capital Accounts: The Fund accounts and reports for distributions to shareholders in accordance with Statement
of Position 93-2:
Determination, Disclosure, and Financial Statement
Presentation of Income,
Capital Gain, and Return of Capital Distributions by
Investment Companies. The
effect of applying this statement was to increase
undistributed net investment
income by $19,620 and decrease paid-in capital in excess of
par by $19,620. Net
realized gains and net assets were not affected by this
change.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential
Investment Fund Management
LLC ('PIFM' or the 'Manager'.) Pursuant to this agreement
PIFM has
responsibility for all investment advisory services. PIFM
has entered into a
subadvisory agreement with The Prudential Investment
Corporation ('PIC'). PIC,
subject to the supervision of PIFM, manages the assets of
the Fund in accordance
with its investment objective and policies. PIFM pays for
the costs and expenses
attributable to the subadvisory agreement and the salaries
and expenses of all
personnel of the Fund except for fees and expenses of
unaffiliated Trustees. The
management fee paid to PIFM is computed daily and payable
monthly at an annual
rate of .30 of 1% of the Fund's average daily net assets. PIFM has agreed to reimburse the Fund so that total operating expenses do not
exceed .50% of the average net assets of the Fund for the
fiscal year ending
September 30, 1998. This voluntary waiver may be terminated
at any time without
notice. For the period ended September 30, 1998, PIFM
subsidized $268,030 for
the expenses of the Fund (1.18% of the average net assets of the Fund/$.11 per
share.)
Prudential Securities Incorporated ('PSI') acted as the
distributor of the
Fund's shares through May 31, 1998. Prudential Investment
Management Services
('PIMS') became the distributor of the Fund effective June
1, 1998 and is
serving under the same terms and conditions as under the
agreement with PSI.
Under the distribution agreement, PSI and PIMS incurred the
expenses of
distributing the Fund's shares, none of which is reimbursed
or paid for by the
Fund.
PIC, PIFM, PIMS and PSI are wholly owned subsidiaries of The
Prudential
Insurance Company of America.
The Fund, along with other affiliated registered investment
companies (the
'funds'), has a credit agreement (the 'Agreement') with an
unaffiliated lender.
The maximum commitment under the Agreement is $200,000,000.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve as an alternative source of funding for capital
share redemptions. The
Fund did not borrow any amounts pursuant to the Agreement
during the period
ended September 30, 1998. The funds pay a commitment fee at
an annual rate of
 .055 of 1% on the unused portion of the credit facility. The commitment fee is
accrued and paid quarterly on a pro rata basis by the funds.
The Agreement
expires on December 29, 1998.
------------------------------------------------------------
Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the year ended
September 30, 1998,
the Fund incurred fees of approximately $3,000 for the
services of PMFS. As of
September 30, 1998, approximately $500 of such fees were due to PMFS. Transfer
agent fees and expenses in the Statement of Operations also
include certain
out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities, excluding short-
term investments,
for the year ended September 30, 1998 aggregated $35,189,048 and $11,302,768,
respectively.
On September 30, 1998, the Fund held one purchased financial futures contract on
the S&P Midcap 400 Index expiring December 30, 1998. The
cost of such contract
was $1,247,950. The value of the contract on September 30,
1998 was $1,244,800,
thereby resulting in an unrealized loss of $3,150.
The cost basis of investments for federal income tax
purposes is $25,171,284
and, accordingly, as of September 30, 1998, net unrealized
appreciation for
federal income tax purposes was $5,046,425 (gross unrealized appreciation--$1,222,048; gross unrealized depreciation-- $6,268,473).
------------------------------------------------------------
--------------------
                                       16

                                             PRUDENTIAL
INDEX SERIES FUND
Notes to Financial Statements                PRUDENTIAL
SMALL-CAP INDEX FUND
------------------------------------------------------------
--------------------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment
companies, transfers
uninvested cash balances into a single joint account, the
daily aggregate
balance of which is invested in one or more repurchase
agreements collateralized
by U.S. Treasury or federal agency obligations. As of
September 30, 1998, the
Fund had a .161% undivided interest in the repurchase
agreements in the joint
account. The undivided interest represented $1,186,000 in
principal amount. As
of such date, each repurchase agreement in the joint account and the collateral
therefor was as follows:
Credit Suisse First Boston Corp., 5.55%, in the principal
amount of
$107,606,000, repurchase price $107,622,589, due 10/1/98.
The value of the
collateral including accrued interest was $111,084,883.
Bear Stearns & Co., 5.58%, in the principal amount of
$210,000,000, repurchase
price $210,032,550, due 10/1/98. The value of the collateral including accrued
interest was $214,893,617.
Goldman, Sachs & Co., 5.45%, in the principal amount of
$210,000,000, repurchase
price $210,031,792, due 10/1/98. The value of the collateral including accrued
interest was $214,200,293.
Warburg Dillon Read LLC, 5.52%, in the principal amount of
$210,000,000,
repurchase price $210,032,200, due 10/1/98. The value of the collateral
including accrued interest was $214,255,819.
------------------------------------------------------------
Note 6. Capital
The Series offers Class Z shares. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
The Fund has authorized an unlimited number of shares of beneficial interest at
$.001 par value. Transactions in shares of beneficial interest during the year ended September 30, 1998 were as follows:

Class Z                                              Shares
-------------------------------------------------   --------
-
Shares sold......................................
2,895,380
Shares issued in reinvestment of dividends and
  distributions..................................
3,379
Shares reacquired................................
(396,510)
                                                    --------
-
Net increase in shares outstanding...............
2,502,249
                                                    --------
-
                                                    --------
-

Of the total shares outstanding on September 30, 1998, PIFM
and affiliates owned
1,898,856 shares of the Fund.
------------------------------------------------------------
--------------------
                                       17

                                            PRUDENTIAL INDEX
SERIES FUND
Financial Highlights                        PRUDENTIAL SMALL-
CAP INDEX FUND
------------------------------------------------------------
--------------------

October 1, 1997(a)

through

September 30, 1998

---------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year........................................................
 ...............          $ 10.00

------
Income from investment operations
Net investment income
(b).........................................................
 .......................              .04
Net realized and unrealized gain (loss) on
investments.................................................
 ..            (1.94)

------
   Total from investment
operations..................................................
 ....................            (1.90)

------
Less distributions:
Dividends from net investment
income......................................................
 ...............             (.01)

------
Net asset value, end of
year........................................................
 .....................          $  8.09

------

------
TOTAL
RETURN(c):..................................................
 .......................................           (18.98)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000).......................................................
 .....................          $20,256
Average net assets
(000).......................................................
 ..........................          $22,676
Ratios to average net assets: (b)

Expenses....................................................
 ..........................................              .50%
   Net investment
income......................................................
 ...........................              .48%
Portfolio
turnover....................................................
 ...................................               52%

---------------
(a) Commencement of investment operations.
(b) Net of expense subsidy.
(c) Total return is calculated assuming a purchase of shares on the first day
    and a sale on the last day of the period reported and
includes reinvestment
    of dividends and distributions. Total return includes
the effect of expense
    subsidies.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     18

                                         PRUDENTIAL INDEX
SERIES FUND
Report of Independent Accountants        PRUDENTIAL SMALL-
CAP INDEX FUND
------------------------------------------------------------
--------------------
To the Shareholders and Board of Trustees of Prudential Index Series Fund--Prudential Small-Cap Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Index Series
Fund--Prudential Small-Cap Index Fund (the 'Fund,' one of the portfolios constituting Prudential Index Series Fund) at September 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the period October 1, 1997 (commencement of operations) through
September 30, 1998, in conformity with generally accepted accounting principles.
These financial statements and financial highlights
(hereafter referred to as
'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audit, which included confirmation of securities at
September 30, 1998 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
November 20, 1998


                                           PRUDENTIAL INDEX
SERIES FUND
Tax Information (Unaudited)                PRUDENTIAL SMALL-
CAP INDEX FUND
------------------------------------------------------------
--------------------
We are required by the Internal Revenue Code to advise you within 60 days of the
Fund's fiscal year end (September 30, 1998) as to the federal tax status of dividends and distributions paid by the Series during such fiscal year end.
Accordingly, we are advising you that in the fiscal year ended September 30,
1998, dividends paid from net investment income were $.01 per Class Z share which is taxable as ordinary income.

We also wish to advise you that 34.76% of the dividends paid from ordinary income in the fiscal year ended September 30, 1998 qualified for the corporate dividends received deduction available to corporate taxpayers.
We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders. Please be advised that 8.18% of the dividends paid from ordinary income in the fiscal year ended September 30, 1998, qualify for each of these states' tax exclusion.

In January 1999, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV
as to the federal tax status of the dividends and
distributions received by you
in calendar year 1998.
------------------------------------------------------------
--------------------

Getting The Most From Your Prudential Mutual Fund.
When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco
Securities registered representative. Your advisor or representative can provide you with the following services:

------------------------------------------------------------
-------------------
There's No Reward Without Risk; But Is This Risk Worth It? Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. And risk can be difficult to gauge -- sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction -- there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

------------------------------------------------------------
-------------------
Keeping Up With The Joneses.
A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance -- not just based on the current investment fad.

------------------------------------------------------------
-------------------
Buy Low, Sell High.
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Comparing A $10,000 Investment.
-------------------------------------------
Prudential Small-Cap Index Fund vs. the S&P
SmallCap 600 Stock Price Index.

Class Z
(CHART)

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.

This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in the Prudential Small-Cap Index Fund (Class Z shares) with a similar investment in the Standard & Poor's SmallCap 600 Stock Price
Index (S&P SmallCap 600 Index) by portraying the initial account values at the commencement of operations of Class Z, and the subsequent account values at the end of the fiscal year (September 30), as measured on a quarterly basis, beginning in 1997. For purposes of the graph, it has been assumed that all dividends and distributions were reinvested. Class Z shares are not subject to a sales charge or distribution fee. Class Z shares have been in existence less than one year, therefore no average annual returns are presented.

The S&P SmallCap 600 Index is a market capitalization-weighted index comprised of 600 domestic stocks chosen for market size, liquidity, and industry group representation. The Index is unmanaged and the total return includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The securities in the Index may differ substantially from the securities in the
Fund. The Index is not the only one that may be used to characterize performance of stock funds, and other indexes may portray different comparative performance. Investors cannot invest directly in an index.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Mendel A. Melzer, CFA
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Brian M. Storms
Louis A. Weil, III
Clay T. Whitehead

Officers
Brian M. Storms, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Marguerite E.H. Morrison, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

74431F845         MF174E11